UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09417

Name of Fund: The BlackRock Pennsylvania Strategic Municipal Trust (BPS)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, The BlackRock
Pennsylvania Strategic Municipal Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2011

Date of reporting period: 10/31/2010

Item 1 – Report to Stockholders

Semi-Annual Report (Unaudited)

BlackRock Investment Quality Municipal Trust Inc. (BKN)

BlackRock Long-Term Municipal Advantage Trust (BTA)

BlackRock Municipal 2020 Term Trust (BKK)

BlackRock Municipal Income Trust (BFK)

BlackRock Pennsylvania Strategic Municipal Trust (BPS)

BlackRock Strategic Municipal Trust (BSD)

October 31, 2010

Not FDIC Insured • No Bank Guarantee • May Lose Value

2 SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Dear Shareholder

The global economic recovery that began in 2009 has continued on its choppy course this year, delivering mixed but slowly improving economic data and gradual if uneven improvement of investor sentiment. The risks of a double-dip recession continue to recede, but the economy remains mired in a slow-

growth environment. In the United States, the National Bureau of Economic Research declared that the “Great Recession” ended in June 2009. Spanning

December 2007 to June 2009, this marked the longest reported recession since the Great Depression. Structural problems of ongoing deleveraging and weak spending among businesses and households weigh heavily on the pace of economic growth. The unemployment rate remains stubbornly high in the face of sluggish job gains in the private sector. The US dollar, along with other developed market currencies, has experienced devaluation resulting from aggressively easy monetary and fiscal policies. Given these long-standing conditions, the Federal Reserve Board has announced that additional policy action will be taken to combat deflation and unemployment and promote economic growth.

The high levels of volatility experienced in global equity markets throughout 2009 continued into 2010 as mixed economic data and lingering credit issues caused stocks to trade in both directions, but by the end of the first quarter, most markets had managed to post gains. The second quarter, in contrast,

brought higher levels of volatility and a “flight to quality” as investor sentiment was dominated by fears of a double-dip recession. Global equity markets saw negative quarterly returns — and for many markets, the first significant downturn since the bull market began in March 2009. In the third quarter, economic data turned less negative and strong corporate earnings reports became increasingly consistent. These factors, along with attractive valuations and expec-

tations for additional quantitative easing, drove equity markets higher, with most markets recapturing their second quarter losses. Stocks continued their rally into the beginning of the fourth quarter, closing out the 12-month period in positive territory. International equities posted gains on both a six- and

12-month basis. In the United States, both large and small cap equities posted robust gains for the 12-month period, while on a six-month basis, large cap stocks remained relatively flat and small caps turned slightly negative.

In fixed income markets, yields fluctuated but declined significantly over the past 12 months amid heightened uncertainty. Weak economic data, lingering credit problems and, near the end of the period, the expectation of additional quantitative easing drove interest rates lower and bond prices higher.

Treasuries rallied over the period, modestly outperforming the credit spread sectors of the market. Corporate credit spreads benefited from the low interest rate environment and high yield fixed income became increasingly attractive due to declining default rates and better-than-expected results on European bank stress tests. Tax-exempt municipal bonds performed well over the 12-month period, driven primarily by technical factors including favorable supply-

and-demand dynamics.

Cash investments, as represented by the 3-month Treasury bill, returned only a fraction over 0% for the 12-month period as short-term interest rates remained low. Yields on money market securities remain near all-time lows.

Against this backdrop, the major market averages posted the following returns:
Total Returns as of October 31, 2010	6-month	12-month
US large cap equities (S&P 500 Index)	0.74%	16.52%
US small cap equities (Russell 2000 Index)	(1.24)	26.58
International equities (MSCI Europe, Australasia, Far East Index)	5.74	8.36
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.08	0.12
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	10.63	10.03
US investment grade bonds (Barclays Capital US Aggregate Bond Index)	5.33	8.01
Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	3.95	7.78
US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	6.73	19.10

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As global economic conditions continue to improve, investors across the world continue to face uncertainty about the future of economic growth. Through periods of uncertainty, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT

Trust Summary as of October 31, 2010

BlackRock Investment Quality Municipal Trust Inc.

Trust Overview

BlackRock Investment Quality Municipal Trust Inc.’s (BKN) (the “Trust”) investment objective is to provide high current income exempt from regular federal income tax consistent with the preservation of capital. The Trust seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax). Under normal market condi-
tions, the Trust invests at least 80% of its assets in securities rated investment grade at the time of investment. The Trust may invest directly in such securi-
ties or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended October 31, 2010, the Trust returned 9.33% based on market price and 8.11% based on net asset value (“NAV”). For the same period, the closed-end Lipper General Municipal Debt Funds (Leveraged) category posted an average return of 7.68% based on market price and 6.42%
based on NAV. All returns reflect reinvestment of dividends. The Trust's premium to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV. The Trust benefited from its moderately long duration (sensitivity to interest rates) relative to its Lipper category and fully invested posture (low cash balance) as bond prices rallied in the declining interest rate environment. The bond rally had a particularly strong impact on the Trust’s recently purchased new-issue discount coupon bonds, which had been structured with the goal of creating greater potential for price appreciation when interest rates fall. The Trust’s exposure to traditionally higher yielding sectors, including health, housing and corporate-related debt, enhanced performance as credit quality spreads tightened during the period. Conversely, the Trust’s exposure to traditionally higher quality sectors, including tax-backed (state, county, city and school district), utilities and pre-refunded debt, detracted from performance as these sectors experienced weak demand while investors sought yield. In addition, the Trust’s holdings of pre-refunded bonds had limited upward price movement in the declining interest rate environment due to their shorter maturity structure.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information
Symbol on New York Stock Exchange (“NYSE”)	BKN
Initial Offering Date	February 19, 1993
Yield on Closing Market Price as of October 31, 2010 ($14.97)[1]	6.73%
Tax Equivalent Yield[2]	10.35%
Current Monthly Distribution per Common Share[3]	$0.084
Current Annualized Distribution per Common Share[3]	$1.008
Leverage as of October 31, 2010[4]	36%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2 Tax equivalent yield assumes the maximum federal tax rate of 35%.
3 The distribution is not constant and is subject to change.
4 Represents Auction Market Preferred Shares (“Preferred Shares”) and tender option bond trusts (“TOBs”) as a percentage of total managed assets, which is the total assets of the
Trust, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see
The Benefits and Risks of Leveraging on page 10.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	10/31/10	4/30/10	Change	High	Low
Market Price	$14.97	$14.19	5.50%	$15.31	$13.50
Net Asset Value	$14.27	$13.68	4.31%	$14.45	$13.57
The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations
	10/31/10	4/30/10
Health	27%	25%
County/City/Special District/School District	14	17
State	13	13
Transportation	11	9
Education	11	10
Utilities	8	9
Corporate	8	7
Housing	6	8
Tobacco	2	2

Credit Quality Allocations[5]
	10/31/10	4/30/10
AAA/Aaa	4%	18%
AA/Aa	34	24
A	34	33
BBB/Baa	15	14
BB/Ba	2	1
B	2	3
CCC/Caa	1	—
Not Rated[6]	8	7

5 Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investors Service
(“Moody’s”) ratings.
6 The investment advisor has deemed certain of these securities to be of investment grade quality. As of October 31, 2010 and April 30, 2010, the market value of these securities was $22,868,847 representing 6% and $17,071,058 representing 5%, respectively, of the Trust’s long-term investments.

4 SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Trust Summary as of October 31, 2010

BlackRock Long-Term Municipal Advantage Trust

Trust Overview

BlackRock Long-Term Municipal Advantage Trust’s (BTA) (the “Trust”) investment objective is to provide current income exempt from regular federal income tax. The Trust seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in municipal obligations and derivative instruments with exposure to such municipal obligations, in each case that are exempt from federal income tax (except that the interest may be subject to the federal alternative minimum tax). The Trust invests, under normal market conditions, primarily in long-term municipal bonds with a maturity of more than ten years at the time of investment and, under normal market conditions, the Trust's municipal bond portfolio will have a dollar-weighted average maturity of greater than 10 years. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended October 31, 2010, the Trust returned 9.74% based on market price and 6.61% based on NAV. For the same period, the closed-
end Lipper General Municipal Debt Funds (Leveraged) category posted an average return of 7.68% based on market price and 6.42% based on NAV. All returns reflect reinvestment of dividends. The Trust's discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV. The Trust’s outperformance relative to its
Lipper category was driven by sector allocation, particularly with respect to concentrations in health, education, and housing, all of which continued to perform well during the period. The Trust’s focus on lower quality credits had a positive impact due to the ongoing contraction of credit quality spreads. In addition, the Trust’s modestly long portfolio duration (sensitivity to interest rates) relative to the Lipper category average proved beneficial in the declining interest rate environment. Conversely, a concentration of holdings in longer dated issues detracted from performance as the intermediate range of the yield curve outperformed the longer end of the curve.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information
Symbol on NYSE	BTA
Initial Offering Date	February 28, 2006
Yield on Closing Market Price as of October 31, 2010 ($11.45)[1]	6.39%
Tax Equivalent Yield[2]	9.83%
Current Monthly Distribution per Common Share[3]	$0.061
Current Annualized Distribution per Common Share[3]	$0.732
Leverage as of October 31, 2010[4]	36%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2 Tax equivalent yield assumes the maximum federal tax rate of 35%.
3 The distribution is not constant and is subject to change.
4 Represents TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to TOBs, minus the sum of accrued liabilities.
For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 10.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	10/31/10	4/30/10	Change	High	Low
Market Price	$11.45	$10.77	6.31%	$12.09	$10.52
Net Asset Value	$11.64	$11.27	3.28%	$11.75	$11.20
The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations
	10/31/10	4/30/10
Health	18%	19%
Education	15	16
County/City/Special District/School District	14	14
Utilities	12	10
Transportation	11	11
State	9	9
Housing	9	10
Tobacco	7	7
Corporate	5	4

Credit Quality Allocations[5]
	10/31/10	4/30/10
AAA/Aaa	21%	16%
AA/Aa	39	45
A	10	9
BBB/Baa	10	8
BB/Ba	2	2
B	2	2
CCC/Caa	—	1
Not Rated[6]	16	17

5 Using the higher of S&P’s or Moody’s ratings.
6 The investment advisor has deemed certain of these securities to be of investment grade quality. As of October 31, 2010 and April 30, 2010, the market value of these securities was $3,788,367 representing 2% and $5,264,180 representing 2%, respectively, of the Trust’s long-term investments.

SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Trust Summary as of October 31, 2010

BlackRock Municipal 2020 Term Trust

Trust Overview

BlackRock Municipal 2020 Term Trust’s (BKK) (the “Trust”) investment objectives are to provide current income exempt from regular federal income tax and to return $15 per Common Share (the initial offering price per Common Share) to holders of Common Shares on or about December 31, 2020. The
Trust seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its assets in municipal bonds exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax). The Trust invests, under normal market conditions, at least 80% of its assets in municipal bonds that are investment grade quality at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended October 31, 2010, the Trust returned 5.85% based on market price and 7.35% based on NAV. For the same period, the closed-end
Lipper General Municipal Debt Funds (Leveraged) category posted an average return of 7.68% based on market price and 6.42% based on NAV. All returns reflect reinvestment of dividends. The Trust's premium to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV. The Trust benefited from declining interest rates pushing bond prices higher during the period. Although the Trust has a generally shorter maturity profile relative to its Lipper category, its positioning in the intermediate range of the yield curve had a positive impact as it outperformed the longer end of the curve. Also contributing to performance was an allocation to longer maturities in the high yield sector, which performed well. The Trust’s concentrations in health and corporate-related debt also enhanced performance as these sectors performed well during the period. While the Trust’s holdings of pre-refunded and escrowed issues continued to provide attractive yields on a book value basis, their shorter maturity structure limited their upward price movement in the declining interest rate environment, hindering relative performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information
Symbol on NYSE	BKK
Initial Offering Date	September 30, 2003
Termination Date (on or about)	December 31, 2020
Yield on Closing Market Price as of October 31, 2010 ($15.38)[1]	4.86%
Tax Equivalent Yield[2]	7.48%
Current Monthly Distribution per Common Share[3]	$0.06225
Current Annualized Distribution per Common Share[3]	$0.74700
Leverage as of October 31, 2010[4]	37%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2 Tax equivalent yield assumes the maximum federal tax rate of 35%.
3 The distribution is not constant and is subject to change.
4 Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to Preferred Shares and
TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 10.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	10/31/10	4/30/10	Change	High	Low
Market Price	$15.38	$14.89	3.29%	$15.61	$14.71
Net Asset Value	$15.20	$14.51	4.76%	$15.36	$14.50
The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations
	10/31/10	4/30/10
Corporate	19%	19%
Health	15	15
County/City/Special District/School District	12	15
Transportation	12	11
Utilities	11	9
State	10	10
Education	9	9
Tobacco	7	7
Housing	5	5

Credit Quality Allocations[5]
	10/31/10	4/30/10
AAA/Aaa	14%	19%
AA/Aa	17	10
A	25	23
BBB/Baa	28	29
BB/Ba	3	3
B	4	4
CC/Ca	1	—
Not Rated[6]	8	12

5 Using the higher of S&P’s or Moody’s ratings.
6 The investment advisor has deemed certain of these securities to be of investment grade quality. As of October 31, 2010 and April 30, 2010, the market value of these securities was $11,556,921 representing 3% and $11,978,514 representing 3%, respectively, of the Trust’s long-term investments.

6 SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Trust Summary as of October 31, 2010

BlackRock Municipal Income Trust

Trust Overview

BlackRock Municipal Income Trust’s (BFK) (the “Trust”) investment objective is to provide current income exempt from regular federal income tax. The Trust seeks to achieve its investment objective by investing primarily in municipal bonds exempt from federal income taxes (except that the interest may be sub-
ject to the federal alternative minimum tax). The Trust invests, under normal market conditions, at least 80% of its assets in municipal bonds that are invest-
ment grade quality at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended October 31, 2010, the Trust returned 8.25% based on market price and 6.83% based on NAV. For the same period, the closed-
end Lipper General Municipal Debt Funds (Leveraged) category posted an average return of 7.68% based on market price and 6.42% based on NAV. All returns reflect reinvestment of dividends. The Trust's premium to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV. The Trust’s outperformance relative to its
Lipper category was driven by sector allocation, particularly with respect to concentrations in health, transportation, and corporate-related debt, all of which continued to perform well during the period. The Trust’s focus on lower quality credits had a positive impact due to the ongoing contraction of credit quality spreads. In addition, the Trust’s modestly long portfolio duration (sensitivity to interest rates) relative to the Lipper category average proved beneficial in the declining interest rate environment. Conversely, a concentration of holdings in longer dated issues detracted from performance as the intermediate range of the yield curve outperformed the longer end of the curve.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information
Symbol on NYSE	BFK
Initial Offering Date	July 27, 2001
Yield on Closing Market Price as of October 31, 2010 ($14.05)[1]	6.71%
Tax Equivalent Yield[2]	10.32%
Current Monthly Distribution per Common Share[3]	$0.0786
Current Annualized Distribution per Common Share[3]	$0.9432
Leverage as of October 31, 2010[4]	36%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2 Tax equivalent yield assumes the maximum federal tax rate of 35%.
3 A change in the distribution rate was declared on December 6, 2010. The Monthly Distribution per Common Share was increased to $0.0801. The Yield on Closing Market Price,
Current Monthly Distribution per Common Share and Current Annualized Distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not con-
stant is subject to further change in the future.
4 Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to Preferred Shares and
TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 10.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	10/31/10	4/30/10	Change	High	Low
Market Price	$14.05	$13.44	4.54%	$14.65	$13.15
Net Asset Value	$13.65	$13.23	3.17%	$13.79	$13.10
The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations
	10/31/10	4/30/10
Health	18%	18%
State	14	14
Corporate	13	12
Transportation	12	13
Utilities	12	11
County/City/Special District/School District	11	11
Education	10	11
Housing	6	6
Tobacco	4	4

Credit Quality Allocations[5]
	10/31/10	4/30/10
AAA/Aaa	12%	18%
AA/Aa	31	25
A	26	27
BBB/Baa	15	16
BB/Ba	3	1
B	6	7
CCC/Caa	1	1
Not Rated[6]	6	5

5 Using the higher of S&P’s or Moody’s ratings.
6 The investment advisor has deemed certain of these securities to be of investment grade quality. As of October 31, 2010 and April 30, 2010, the market value of these securities was $18,900,156 representing 2% and $16,636,260 representing 2%, respectively, of the Trust’s long-term investments.

SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Trust Summary as of October 31, 2010

BlackRock Pennsylvania Strategic Municipal Trust

Trust Overview

BlackRock Pennsylvania Strategic Municipal Trust’s (BPS) (the “Trust”) investment objectives are to provide current income that is exempt from regular federal and Pennsylvania income taxes and to invest in municipal bonds that over time will perform better than the broader Pennsylvania municipal bond market. The Trust seeks to achieve its investment objective by investing, under normal market conditions, primarily in municipal bonds exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and Pennsylvania income taxes. The Trust invests, under nor-
mal market conditions, at least 80% of its assets in municipal bonds that are investment grade quality at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended October 31, 2010, the Trust returned 7.74% based on market price and 6.63% based on NAV. For the same period, the closed-
end Lipper Pennsylvania Municipal Debt Funds category posted an average return of 9.65% based on market price and 5.84% based on NAV. All returns reflect reinvestment of dividends. The Trust's premium to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV. The Trust benefited from its duration and positioning on the yield curve as the portfolio was constructed to benefit from declining interest rates. The tax-exempt municipal market in general benefited from the
Build America Bond Program, which alleviated supply pressure in the tax-exempt space, especially on the long end of the yield curve. The Trust’s holdings of health and housing bonds contributed positively to performance as credit quality spreads generally tightened in these sectors during the period. Detracting from performance was the Trust’s exposure to bonds with short call features, which did not fully benefit from the price appreciation that occurred among bonds with longer call dates and non-callable bonds.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information
Symbol on NYSE Amex	BPS
Initial Offering Date	August 25, 1999
Yield on Closing Market Price as of October 31, 2010 ($14.50)[1]	6.08%
Tax Equivalent Yield[2]	9.35%
Current Monthly Distribution per Common Share[3]	$0.0735
Current Annualized Distribution per Common Share[3]	$0.8820
Leverage as of October 31, 2010[4]	41%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2 Tax equivalent yield assumes the maximum federal tax rate of 35%.
3 A change in the distribution rate was declared on December 6, 2010. The Monthly Distribution per Common Share was increased to $0.0760. The Yield on Closing Market Price,
Current Monthly Distribution per Common Share and Current Annualized Distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not con-
stant is subject to further change in the future.
4 Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to Preferred Shares and
TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 10.

The table below summarizes the changes in the Trust’s market price and NAV per share:
	10/31/10	4/30/10	Change	High	Low
Market Price	$14.50	$13.88	4.47%	$15.02	$13.12
Net Asset Value	$14.33	$13.86	3.39%	$14.50	$13.79
The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations
	10/31/10	4/30/10
Health	30%	31%
Housing	15	16
State	15	15
Education	13	14
Transportation	11	10
County/City/Special District/School District	8	8
Utilities	6	5
Corporate	2	1

Credit Quality Allocations[5]
	10/31/10	4/30/10
AAA/Aaa	8%	18%
AA/Aa	50	40
A	24	21
BBB/Baa	13	15
BB/Ba	1	1
Not Rated[6]	4	5

5 Using the higher of S&P’s or Moody’s ratings.
6 The investment advisor has deemed certain of these securities to be of investment grade quality. As of October 31, 2010 and April 30, 2010, the market value of these securities was $1,799,144 representing 4% and $2,069,225 representing 5%, respectively, of the Trust’s long-term investments.

8 SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Trust Summary October 31, 2010

BlackRock Strategic Municipal Trust

Trust Overview

BlackRock Strategic Municipal Trust’s (BSD) (the “Trust”) investment objective is to provide current income that is exempt from regular federal income tax and to invest in municipal bonds that over time will perform better than the broader municipal bond market. The Trust seeks to achieve its investment objec-
tive by investing, primarily in municipal bonds exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax). Under normal market conditions, the Trust expects to be fully invested (at least 95% of its net assets) in securities exempt from regular federal income taxes. The Trust invests at least 80% of its assets in investment grade quality securities at the time of investment and, under normal market conditions, pri-
marily invests in municipal bonds with long-term maturities in order to maintain a weighted average maturity of 15 years or more. The Trust may invest directly in such securities or synthetically through the use of derivatives.
No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended October 31, 2010, the Trust returned 7.48% based on market price and 6.83% based on NAV. For the same period, the closed-
end Lipper General Municipal Debt Funds (Leveraged) category posted an average return of 7.68% based on market price and 6.42% based on NAV. All returns reflect reinvestment of dividends. The Trust moved from a discount to NAV to a premium by period end, which accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV. The Trust’s outperformance relative to its Lipper category was driven by sector allocation, particularly with respect to concentrations in health, transportation, and corporate-related debt, all of which continued to perform well during the period. The Trust’s focus on lower quality credits had a positive impact due to the ongoing contraction of credit quality spreads. In addition, the Trust’s modestly long portfolio duration (sensitivity to interest rates) relative to the Lipper category average proved beneficial in the declining interest rate environment. Conversely, a concentration of holdings in longer dated issues detracted from performance as the intermediate range of the yield curve outperformed the longer end of the curve.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information
Symbol on NYSE	BSD
Initial Offering Date	August 25, 1999
Yield on Closing Market Price as of October 31, 2010 ($13.47)[1]	6.46%
Tax Equivalent Yield[2]	9.94%
Current Monthly Distribution per Common Share[3]	$0.0725
Current Annualized Distribution per Common Share[3]	$0.8700
Leverage as of October 31, 2010[4]	37%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2 Tax equivalent yield assumes the maximum federal tax rate of 35%.
3 A change in the distribution rate was declared on December 6, 2010. The Monthly Distribution per Common Share was increased to $0.0740. The Yield on Closing Market Price,
Current Monthly Distribution per Common Share and Current Annualized Distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not con-
stant is subject to further change in the future.
4 Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to Preferred Shares and
TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 10.

The table below summarizes the changes in the Trust’s market price and NAV per share:
	10/31/10	4/30/10	Change	High	Low
Market Price	$13.47	$12.95	4.02%	$13.94	$11.77
Net Asset Value	$13.44	$13.00	3.38%	$13.60	$12.84
The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations
	10/31/10	4/30/10
Health	23%	21%
Transportation	14	16
County/City/Special District/School District	13	12
Education	12	12
State	10	11
Corporate	10	9
Utilities	9	9
Housing	7	7
Tobacco	2	3

Credit Quality Allocations[5]
	10/31/10	4/30/10
AAA/Aaa	18%	27%
AA/Aa	36	26
A	21	22
BBB/Baa	12	14
BB/Ba	2	1
B	4	4
CCC/Caa	1	1
Not Rated[6]	6	5

5 Using the higher of S&P’s or Moody’s ratings.
6 The investment advisor has deemed certain of these securities to be of investment grade quality. As of October 31, 2010 and April 30, 2010, the market value of these securities was $2,771,205 representing 2% and $2,354,758 representing 2%, respectively, of the Trust’s long-term investments.

SEMI-ANNUAL REPORT

OCTOBER 31, 2010

The Benefits and Risks of Leveraging

The Trusts may utilize leverage to seek to enhance the yield and NAV of their Common Shares. However, these objectives cannot be achieved in all interest rate environments.

To leverage, all the Trusts, except for BTA, issue Preferred Shares, which pay dividends at prevailing short-term interest rates, and invest the proceeds in long-term municipal bonds. In general, the concept of leveraging is based on the premise that the cost of assets to be obtained from leverage will be based on short-term interest rates, which normally will be lower than the income earned by each Trust on its longer-term portfolio investments. To the extent that the total assets of each Trust (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each
Trust’s Common Shareholders will benefit from the incremental net income.

To illustrate these concepts, assume a Trust’s Common Shares capitalization is $100 million and it issues Preferred Shares for an additional $50 million, creating a total value of $150 million available for investment in long-term municipal bonds. If prevailing short-term interest rates are 3% and long-
term interest rates are 6%, the yield curve has a strongly positive slope. In this case, the Trust pays dividends on the $50 million of Preferred Shares based on the lower short-term interest rates. At the same time, the securi-
ties purchased by the Trust with assets received from Preferred Shares issuance earn the income based on long-term interest rates. In this case, the dividends paid to Preferred Shareholders are significantly lower than the income earned on the Trust’s long-term investments, and therefore the
Common Shareholders are the beneficiaries of the incremental net income.

If short-term interest rates rise, narrowing the differential between short-
term and long-term interest rates, the incremental net income pickup on the Common Shares will be reduced or eliminated completely. Furthermore, if prevailing short-term interest rates rise above long-term interest rates of
6%, the yield curve has a negative slope. In this case, the Trust pays divi-
dends on the higher short-term interest rates whereas the Trust’s total port-
folio earns income based on lower long-term interest rates.

Furthermore, the value of a Trust’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the redemp-
tion value of the Trust’s Preferred Shares does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Trust’s
NAV positively or negatively in addition to the impact on Trust performance from leverage from Preferred Shares discussed above.

The Trusts may also leverage their assets through the use of tender option bond (“TOB”) programs, as described in Note 1 of the Notes to Financial
Statements. TOB investments generally will provide the Trusts with economic benefits in periods of declining short-term interest rates, but expose the
Trusts to risks during periods of rising short-term interest rates similar to those associated with Preferred Shares issued by the Trusts, as described above. Additionally, fluctuations in the market value of municipal bonds deposited into the TOB trust may adversely affect each Trust’s NAVs per share.

The use of leverage may enhance opportunities for increased income to the
Trusts and Common Shareholders, but as described above, it also creates risks as short- or long-term interest rates fluctuate. Leverage also will gen-
erally cause greater changes in the Trusts’ NAV, market price and dividend rate than a comparable portfolio without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Trusts’ net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, each Trust’s net income will be less than if leverage had not been used, and therefore the amount avail-
able for distribution to Common Shareholders will be reduced. Each Trust may be required to sell portfolio securities at inopportune times or at dis-
tressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause a Trust to incur losses. The use of leverage may limit each
Trust’s ability to invest in certain types of securities or use certain types of hedging strategies, such as in the case of certain restrictions imposed by ratings agencies that rate Preferred Shares issued by the Trusts. Each Trust will incur expenses in connection with the use of leverage, all of which are borne by Common Shareholders and may reduce income to the
Common Shares.

Under the Investment Company Act of 1940, the Trusts are permitted to issue Preferred Shares in an amount of up to 50% of their total managed assets at the time of issuance. Under normal circumstances, each Trust anticipates that the total economic leverage from Preferred Shares and/or
TOBs will not exceed 50% of its total managed assets at the time such leverage is incurred. As of October 31, 2010, the Trusts had economic leverage from Preferred Shares and/or TOBs as a percentage of their total managed assets as follows:

Percent of
Leverage
BKN	36%
BTA	36%
BKK	37%
BFK	36%
BPS	41%
BSD	37%

Derivative Financial Instruments

The Trusts may invest in various derivative instruments, including finan-
cial futures contracts, as specified in Note 2 of the Notes to Financial
Statements, which may constitute forms of economic leverage. Such instru-
ments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks.
Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset or illiquidity of the derivative instrument. The Trusts’ ability to successfully use a derivative instrument depends on the investment advisor’s ability to accu-

rately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Trusts to sell or purchase portfolio invest-
ments at inopportune times or for distressed values, may limit the amount of appreciation the Trusts can realize on an investment, may result in lower dividends paid to shareholders or may cause the Trusts to hold an invest-
ment that they might otherwise sell. The Trusts’ investments in these instru-
ments are discussed in detail in the Notes to Financial Statements.

10 SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Schedule of Investments October 31, 2010 (Unaudited)

BlackRock Investment Quality Municipal Trust Inc. (BKN)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Alabama — 2.7%
Birmingham Special Care Facilities Financing Authority,
RB, Children’s Hospital (AGC):
6.00%, 6/01/34	$ 1,745	$ 1,925,765
6.00%, 6/01/39	500	549,035
Hoover City Board of Education, GO, Refunding,
4.25%, 2/15/40	4,300	4,118,970
		6,593,770
Arizona — 5.2%
Mohave County Unified School District No. 20 Kingman,
GO, School Improvement Project of 2006, Series C
(AGC), 5.00%, 7/01/26	1,800	1,963,782
Pima County IDA, Refunding IDRB, Tucson Electric Power,
5.75%, 9/01/29	1,375	1,420,897
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	1,035	1,000,038
5.00%, 12/01/37	4,585	4,312,926
San Luis Facility Development Corp., RB, Senior Lien,
Regional Detention Center Project:
6.25%, 5/01/15	490	476,848
7.00%, 5/01/20	490	476,785
7.25%, 5/01/27	980	926,100
State of Arizona, COP, Department of Administration,
Series A (AGM), 5.00%, 10/01/29	1,100	1,136,740
University Medical Center Corp. Arizona, RB,
6.50%, 7/01/39	750	815,663
		12,529,779
California — 23.0%
California County Tobacco Securitization Agency, RB, CAB,
Stanislaus, Sub-Series C, 6.30%, 6/01/55 (a)	7,090	86,853
Carlsbad Unified School District, GO, Election of 2006,
Series B, 6.09%, 5/01/34 (b)	1,500	949,110
County of Sacramento California, RB, Senior Series A
(AGM), 5.00%, 7/01/41	2,000	2,039,440
Dinuba Unified School District, GO, Election of 2006 (AGM):
5.63%, 8/01/31	250	268,278
5.75%, 8/01/33	535	572,915
Foothill Eastern Transportation Corridor Agency California,
Refunding RB:
5.75%, 1/15/40	3,495	3,447,922
CAB, 5.88%, 7/15/28	7,000	7,104,230
Golden State Tobacco Securitization Corp. California,
Refunding RB, Asset-Backed, Senior Series A-1,
5.13%, 6/01/47	805	577,088
Hartnell Community College District California, GO, CAB,
Election of 2002, Series D, 7.54%, 8/01/34 (a)	2,475	1,341,326

	Par
Municipal Bonds	(000)	Value
California (concluded)
Los Altos Elementary School District, GO, CAB, Election
of 1998, Series B (NPFGC), 5.93%, 8/01/13 (a)(c)	$ 10,945	$ 5,729,051
Norwalk-La Mirada Unified School District California, GO,
Refunding, CAB, Election of 2002, Series E (AGC),
6.47%, 8/01/38 (a)	12,000	2,209,800
Palomar Community College District, GO, CAB, Election
of 2006, Series B (d):
5.35%, 8/01/30 (a)	2,270	701,952
5.78%, 8/01/39 (b)	3,000	1,221,210
San Diego Community College District California, GO, CAB,
Election of 2002, 6.26%, 8/01/19 (b)	4,200	2,679,432
State of California, GO:
Refunding (CIFG), 4.50%, 8/01/28	1,000	972,510
Various Purpose, 5.75%, 4/01/31	3,000	3,266,940
Various Purpose, 5.00%, 6/01/32	4,545	4,600,767
Various Purpose, 6.00%, 3/01/33	3,220	3,698,621
Various Purpose, 6.50%, 4/01/33	2,900	3,409,443
Various Purpose, 5.50%, 3/01/40	3,650	3,876,920
Various Purpose (CIFG), 5.00%, 3/01/33	5,000	5,026,750
University of California, RB, Limited Project, Series B,
4.75%, 5/15/38	2,050	2,065,232
		55,845,790
Colorado — 1.0%
Sand Creek Metropolitan District, GO, Refunding,
Limited Tax, Series B:
4.75%, 12/01/35	1,400	1,327,228
5.00%, 12/01/40	1,200	1,167,192
		2,494,420
Connecticut — 0.6%
Connecticut State Health & Educational Facility Authority,
RB, Fairfield University, New Money, Series O,
5.00%, 7/01/35	1,300	1,358,747
District of Columbia — 2.0%
District of Columbia Tobacco Settlement Financing Corp.,
Refunding RB, Asset-Backed, 6.50%, 5/15/33	4,960	4,902,018
Florida — 11.4%
County of Miami-Dade Florida, RB, CAB, Sub-Series A
(NPFGC) (a):
5.20%, 10/01/32	4,225	1,058,194
5.21%, 10/01/33	4,000	928,080
5.21%, 10/01/34	4,580	969,724
5.20%, 10/01/35	5,000	992,350
5.23%, 10/01/36	10,000	1,856,300
5.24%, 10/01/37	10,000	1,686,400

Portfolio Abbreviations
To simplify the listings of portfolio holdings	ACA	American Capital Access Corp.	HDA	Housing Development Authority
in the Schedules of Investments, the names and	AGC	Assured Guaranty Corp.	HFA	Housing Finance Agency
descriptions of many of the securities have been	AGM	Assured Guaranty Municipal Corp.	HRB	Housing Revenue Bonds
abbreviated according to the following list:	AMBAC	American Municipal Bond Assurance Corp.	IDA	Industrial Development Authority
	AMT	Alternative Minimum Tax (subject to)	IDB	Industrial Development Board
	ARS	Auction Rate Securities	IDRB	Industrial Development Revenue Bonds
	CAB	Capital Appreciation Bonds	ISD	Independent School District
	CIFG	CDC IXIS Financial Guaranty	MRB	Mortgage Revenue Bonds
	COP	Certificates of Participation	NPFGC	National Public Finance Guarantee Corp.
	EDA	Economic Development Authority	PILOT	Payment in Lieu of Taxes
	EDC	Economic Development Corp.	PSF-GTD	Permanent School Fund Guaranteed
	ERB	Economic Revenue Bonds	RB	Revenue Bonds
	FGIC	Financial Guaranty Insurance Co.	S/F	Single Family
	FHA	Federal Housing Administration	TE	Tax Exempt
	GO	General Obligation Bonds
See Notes to Financial Statements.

SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Schedule of Investments (continued)

BlackRock Investment Quality Municipal Trust Inc. (BKN)

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Florida (concluded)
County of Orange Florida, Refunding RB (Syncora),
4.75%, 10/01/32	$ 5,000	$ 5,028,000
Hillsborough County IDA, RB, National Gypsum Co.,
Series A, AMT, 7.13%, 4/01/30	3,700	3,606,834
Miami Beach Health Facilities Authority, RB, Mount Sinai
Medical Center of Florida, 6.75%, 11/15/21	1,845	1,927,545
Sumter Landing Community Development District Florida,
RB, Sub-Series B, 5.70%, 10/01/38	3,585	2,982,397
Village Community Development District No. 6, Special
Assessment Bonds, 5.63%, 5/01/22	6,620	6,620,728
		27,656,552
Georgia — 1.4%
City of Atlanta Georgia, RB (AGM), 5.00%, 11/01/34	1,500	1,525,005
Milledgeville & Baldwin County Development Authority,
RB, Georgia College & State University Foundation,
6.00%, 9/01/14 (c)	1,500	1,800,345
		3,325,350
Hawaii — 1.0%
Hawaii State Department of Budget & Finance,
Refunding RB, Hawaiian Electric Co. Inc, Series D,
AMT (AMBAC), 6.15%, 1/01/20	2,500	2,504,925
Idaho — 1.4%
Idaho Health Facilities Authority, RB, St. Luke’s Regional
Medical Center (AGM), 5.00%, 7/01/35	650	665,483
Idaho Health Facilities Authority, Refunding RB, Trinity
Health Group, Series B, 6.25%, 12/01/33	2,500	2,802,950
		3,468,433
Illinois — 8.4%
Chicago Public Building Commission Building Illinois, RB,
Series A (NPFGC), 7.00%, 1/01/20 (e)	5,000	6,559,350
Illinois Finance Authority, RB:
MJH Education Assistance IV LLC, Sub-Series B,
5.38%, 6/01/35 (f)(g)	700	188,986
Navistar International, Recovery Zone,
6.50%, 10/15/40	1,925	1,997,207
Northwestern Memorial Hospital, Series A,
5.50%, 8/15/14 (c)	5,800	6,743,428
Roosevelt University Project, 6.50%, 4/01/44	1,500	1,604,565
Rush University Medical Center, Series C,
6.63%, 11/01/39	1,200	1,316,340
Illinois Finance Authority, Refunding RB, Series A:
Friendship Village Schaumburg, 5.63%, 2/15/37	345	284,625
OSF Healthcare System, 6.00%, 5/15/39	1,550	1,635,157
		20,329,658
Indiana — 0.6%
Indiana Finance Authority, Refunding RB, Improvement,
U.S. Steel Corp., 6.00%, 12/01/26	1,350	1,436,954
Iowa — 1.3%
Iowa Higher Education Loan Authority, Refunding RB,
Private College Facility:
5.75%, 9/01/30	1,465	1,504,745
6.00%, 9/01/39	1,500	1,557,780
		3,062,525
Kansas — 0.9%
Kansas Development Finance Authority, RB, University of
Kansas Tenant, Series O, 4.75%, 6/15/41	1,000	1,016,230
Kansas Development Finance Authority, Refunding RB,
Sisters of Leavenworth, Series A, 5.00%, 1/01/28	1,155	1,207,656
		2,223,886

	Par
Municipal Bonds	(000)	Value
Kentucky — 3.0%
Kentucky Economic Development Finance Authority,
RB, Louisville Arena, Sub-Series A-1 (AGC),
6.00%, 12/01/38	$ 700	$ 755,636
Kentucky Economic Development Finance Authority,
Refunding RB, Norton Healthcare Inc., Series B
(NPFGC), 6.19%, 10/01/23 (a)	8,500	4,225,265
Louisville/Jefferson County Metropolitan Government,
Refunding RB, Jewish Hospital & St. Mary’s HealthCare,
6.13%, 2/01/37	2,250	2,393,797
		7,374,698
Louisiana — 1.5%
Louisiana Public Facilities Authority, Refunding RB,
Entergy Gulf States Louisiana, LLC Project, Series A,
5.00%, 9/01/28	3,000	3,035,760
New Orleans Aviation Board, Refunding RB, Passenger
Facility Charge, Series A, 5.13%, 1/01/36	600	603,228
		3,638,988
Maryland — 2.0%
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc.,
5.75%, 9/01/25	780	796,380
Maryland Health & Higher Educational Facilities
Authority, Refunding RB, Doctor’s Community Hospital,
5.63%, 7/01/30	4,100	4,101,148
		4,897,528
Michigan — 4.3%
Michigan State Building Authority, Refunding RB, Facilities
Program, Series I, 6.25%, 10/15/38	1,875	2,092,481
Michigan State Hospital Finance Authority, Refunding RB:
Henry Ford Health System, Series A, 5.25%, 11/15/46	1,670	1,666,727
Hospital, Henry Ford Health, 5.75%, 11/15/39	3,360	3,474,744
Royal Oak Hospital Finance Authority Michigan, Refunding
RB, William Beaumont Hospital, 8.25%, 9/01/39	2,750	3,305,665
		10,539,617
Minnesota — 2.0%
City of Minneapolis Minnesota, Refunding RB, Fairview
Health Services, Series B (AGC), 6.50%, 11/15/38	3,500	3,988,250
Minnesota Higher Education Facilities Authority, RB,
Gustavus Adolphus Child & Family Services, Inc.,
Series 7-B, 4.75%, 10/01/35	875	887,049
		4,875,299
Mississippi — 3.5%
Mississippi Development Bank Special Obligation,
RB (AGC):
Jackson County Limited Tax Note, 5.50%, 7/01/32	2,655	2,855,559
Jones County Junior College, 5.13%, 3/01/39	1,500	1,550,790
University of Southern Mississippi, RB, Campus Facilities
Improvements Project, 5.38%, 9/01/36	3,750	4,069,462
		8,475,811
Missouri — 1.1%
Missouri Joint Municipal Electric Utility Commission, RB,
Plum Point Project (NPFGC), 4.60%, 1/01/36	2,790	2,544,647
Montana — 1.5%
Montana Facility Finance Authority, Refunding RB,
Sisters of Leavenworth, Series A, 4.75%, 1/01/40	3,450	3,569,094
Multi-State — 2.9%
Centerline Equity Issuer Trust, 7.60%, 12/15/50 (h)(i)	7,000	7,028,280
Nebraska — 0.3%
Douglas County Hospital Authority No. 2, RB, Health
Facilities, Immanuel Obligation Group, 5.50%, 1/01/30	575	598,477

See Notes to Financial Statements.

12 SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Schedule of Investments (continued)

BlackRock Investment Quality Municipal Trust Inc. (BKN)

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Nevada — 0.4%
County of Clark Nevada, Refunding RB, Alexander Dawson
School Nevada Project, 5.00%, 5/15/29	$ 1,065	$ 1,080,411
New Jersey — 4.4%
Middlesex County Improvement Authority, RB, Subordinate,
Heldrich Center Hotel, Series B, 6.25%, 1/01/37	1,510	225,881
New Jersey EDA, RB, Cigarette Tax, 5.75%, 6/15/29	7,000	6,889,470
New Jersey Educational Facilities Authority, Refunding RB,
University of Medicine & Dentistry, Series B:
7.13%, 12/01/23	950	1,123,223
7.50%, 12/01/32	1,225	1,421,784
New Jersey State Housing & Mortgage Finance Agency,
RB, Series AA, 6.50%, 10/01/38	1,010	1,093,143
		10,753,501
New Mexico — 1.4%
Village of Los Ranchos de Albuquerque New Mexico,
Refunding RB, Albuquerque Academy Project,
4.50%, 9/01/40	3,500	3,388,105
New York — 6.3%
Albany Industrial Development Agency, RB, New Covenant
Charter School Project, Series A, 7.00%, 5/01/35 (f)(g)	725	289,971
Long Island Power Authority, Refunding RB, Series A:
6.25%, 4/01/33	480	559,925
5.75%, 4/01/39	2,475	2,746,161
Metropolitan Transportation Authority, Refunding RB,
Series A, 5.13%, 1/01/29	1,000	1,031,670
New York City Industrial Development Agency, RB:
American Airlines Inc., JFK International Airport, AMT,
7.63%, 8/01/25 (j)	2,600	2,743,416
Queens Baseball Stadium, PILOT (AGC),
6.50%, 1/01/46	1,100	1,232,198
New York Liberty Development Corp., RB, Goldman Sachs
Headquarters, 5.25%, 10/01/35	2,000	2,090,000
New York Liberty Development Corp., Refunding RB,
Second Priority, Bank of America Tower at One Bryant
Park Project, 6.38%, 7/15/49	1,250	1,339,288
New York State Dormitory Authority, RB:
5.83%, 7/01/39 (b)	1,000	879,420
Rochester Institute of Technology, Series A,
6.00%, 7/01/33	1,625	1,810,542
University of Rochester, Series A, 5.13%, 7/01/39	550	584,573
		15,307,164
North Carolina — 7.5%
City of Charlotte North Carolina, Refunding RB, Series A,
5.50%, 7/01/34	325	351,562
Gaston County Industrial Facilities & Pollution Control
Financing Authority North Carolina, RB, Exempt Facilities,
National Gypsum Co. Project, AMT, 5.75%, 8/01/35	2,425	2,008,070
North Carolina Capital Facilities Finance Agency, RB,
Duke Energy Carolinas, Series B, 4.38%, 10/01/31	4,775	4,681,792
North Carolina Medical Care Commission, RB, Series A:
Novant Health Obligation, 4.75%, 11/01/43 (d)	6,000	5,768,100
WakeMed, (AGC), 5.88%, 10/01/38	1,000	1,051,100
North Carolina Medical Care Commission, Refunding RB:
Caromont Health (AGC), 4.50%, 2/15/30	1,000	997,130
Caromont Health (AGC), 4.63%, 2/15/35	1,400	1,388,408
University Health System, Series D, 6.25%, 12/01/33	1,750	1,932,052
		18,178,214

	Par
Municipal Bonds	(000)	Value
Ohio — 4.3%
County of Cuyahoga Ohio, Refunding RB, Series A,
6.00%, 1/01/21	$ 5,000	$ 5,469,800
County of Lucas Ohio, GO, Various Purpose,
5.00%, 10/01/40	600	627,516
Ohio Higher Educational Facility Commission, Refunding
RB, Summa Health System, 2010 Project (AGC),
5.25%, 11/15/40	600	615,060
State of Ohio, Refunding RB, Kenyon College Project,
5.00%, 7/01/41	3,595	3,678,476
		10,390,852
Oklahoma — 1.2%
Tulsa Airports Improvement Trust, RB, Series A, Mandatory
Put Bonds, AMT, 7.75%, 6/01/35 (j)	2,900	2,998,745
Oregon — 1.7%
Oregon Health & Science University, RB, Series A,
5.75%, 7/01/39	2,250	2,451,645
Oregon State Facilities Authority, Refunding RB, Limited
College Project, Series A:
5.00%, 10/01/34	1,150	1,161,604
5.25%, 10/01/40	500	511,630
		4,124,879
Pennsylvania — 8.1%
Delaware River Port Authority, RB:
Port District Project, Series B (AGM), 5.70%, 1/01/22	2,000	2,003,460
Series D (AGC), 5.00%, 1/01/40	3,640	3,803,145
McKeesport Area School District, GO, CAB (FGIC) (a):
5.53%, 10/01/31 (e)	870	366,870
5.53%, 10/01/31	2,435	768,316
Pennsylvania Economic Development Financing Authority, RB:
Amtrak Project, Series A, AMT, 6.25%, 11/01/31	2,000	2,031,520
Amtrak Project, Series A, AMT, 6.38%, 11/01/41	3,100	3,148,143
Aqua Pennsylvania Inc. Project, Series B,
4.50%, 12/01/42 (d)	3,000	2,862,750
Reliant Energy, Series A, AMT, 6.75%, 12/01/36	4,645	4,784,164
		19,768,368
Puerto Rico — 3.7%
Puerto Rico Electric Power Authority, Refunding RB,
Series UU (AGM), 5.00%, 7/01/23	1,900	2,044,761
Puerto Rico Housing Finance Authority, Refunding RB,
Subordinate, Capital Fund Modernization,
5.13%, 12/01/27	2,500	2,560,550
Puerto Rico Sales Tax Financing Corp., RB, First
Sub-Series A, 5.75%, 8/01/37	3,000	3,257,370
Puerto Rico Sales Tax Financing Corp., Refunding RB,
CAB, Series A (NPFGC), 5.76%, 8/01/41 (a)	7,500	1,204,725
		9,067,406
Rhode Island — 3.0%
Rhode Island Health & Educational Building Corp., RB,
Hospital Financing, LifeSpan Obligation, Series A (AGC),
7.00%, 5/15/39	3,000	3,519,180
Rhode Island Health & Educational Building Corp.,
Refunding RB, Hospital, Lifespan (NPFGC),
5.50%, 5/15/16	200	200,396
Rhode Island Housing & Mortgage Finance Corp.,
RB, Homeownership Opportunity, Series 54, AMT,
4.85%, 10/01/41	2,165	2,128,130
State of Rhode Island, COP, Series C, School for the Deaf
(AGC), 5.38%, 4/01/28	1,330	1,442,797
		7,290,503

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Schedule of Investments (continued)

BlackRock Investment Quality Municipal Trust Inc. (BKN)

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
South Carolina — 6.2%
County of Florence South Carolina, RB, McLeod Regional
Medical Center, Series A, 5.00%, 11/01/37	$ 3,200	$ 3,237,696
South Carolina Jobs-EDA, Refunding RB:
Palmetto Health Alliance, Series A, 6.25%, 8/01/31	2,185	2,248,627
Palmetto Health, Series C, 6.88%, 8/01/13 (c)	3,560	4,121,910
Palmetto Health, Series C, 6.88%, 8/01/13 (c)	440	511,936
South Carolina State Housing Finance & Development
Authority, Refunding RB, Series A-2, AMT (AMBAC),
5.15%, 7/01/37	4,975	5,030,173
		15,150,342
Tennessee — 1.5%
Memphis-Shelby County Airport Authority, RB, Series D,
AMT (AMBAC), 6.00%, 3/01/24	1,360	1,369,643
Memphis-Shelby County Sports Authority Inc.,
Refunding RB, Memphis Arena Project, Series A:
5.25%, 11/01/27	1,135	1,211,317
5.38%, 11/01/28	1,000	1,072,620
		3,653,580
Texas — 8.5%
Harris County Health Facilities Development Corp.,
Refunding RB, Memorial Hermann Healthcare System,
Series B:
7.13%, 12/01/31	1,000	1,149,950
7.25%, 12/01/35	2,650	3,042,545
Harris County-Houston Sports Authority, Refunding RB, CAB,
Senior Lien, Series A (NPFGC), 6.18%, 11/15/38 (a)	5,000	716,300
Lower Colorado River Authority, Refunding RB:
(AMBAC), 4.75%, 5/15/36	2,000	2,002,080
(NPFGC), 5.00%, 5/15/13 (c)	20	22,133
Series A (NPFGC), 5.00%, 5/15/13 (c)	5	5,533
Matagorda County Navigation District No. 1 Texas,
Refunding RB, Central Power & Light Co. Project,
Series A, 6.30%, 11/01/29	2,200	2,431,022
San Antonio Energy Acquisition Public Facility Corp., RB,
Gas Supply, 5.50%, 8/01/24	2,550	2,757,443
Texas Private Activity Bond Surface Transportation Corp.,
RB, Senior Lien, LBJ Infrastructure Group LLC,
LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	3,000	3,260,940
Texas State Turnpike Authority, RB (AMBAC):
CAB, 6.05%, 8/15/31 (a)	15,000	4,129,650
First Tier, Series A, 5.00%, 8/15/42	1,250	1,215,775
		20,733,371
Virginia — 1.4%
Henrico County EDA, RB, Bon Secours Health, Series B-1
(AGC), 4.50%, 11/01/42	1,285	1,242,672
Tobacco Settlement Financing Corp. Virginia, Refunding
RB, Senior Series B1, 5.00%, 6/01/47	2,900	2,035,974
		3,278,646
Washington — 0.9%
Washington Health Care Facilities Authority, RB, MultiCare
Health System, Series B (AGC), 6.00%, 8/15/39	2,100	2,290,533
Wisconsin — 1.9%
Wisconsin Health & Educational Facilities Authority, RB,
Aurora Health Care, 6.40%, 4/15/33	3,220	3,310,353
Wisconsin Housing & EDA, Refunding RB, Series A, AMT,
4.75%, 9/01/33	1,250	1,249,925
		4,560,278
Wyoming — 0.8%
County of Sweetwater Wyoming, Refunding RB, Idaho
Power Co. Project, 5.25%, 7/15/26	1,800	1,944,774
Total Municipal Bonds — 146.2%		355,234,918

Municipal Bonds Transferred to	Par
Tender Option Bond Trusts (k)	(000)	Value
Colorado — 2.2%
Colorado Health Facilities Authority, RB, Catholic Health,
Series C-7 (AGM), 5.00%, 9/01/36	$ 5,250	$ 5,395,425
Illinois — 1.4%
Chicago Housing Authority, Refunding RB (AGM),
5.00%, 7/01/24	3,194	3,382,550
Massachusetts — 1.3%
Massachusetts Water Resources Authority, Refunding RB,
General, Series A, 5.00%, 8/01/41	3,070	3,216,592
New York — 3.9%
New York City Municipal Water Finance Authority, RB:
Fiscal 2009, Series A, 5.75%, 6/15/40	690	787,979
Series FF-2, 5.50%, 6/15/40	810	914,039
New York City Municipal Water Finance Authority,
Refunding RB, Series A, 4.75%, 6/15/30	4,000	4,218,240
New York State Dormitory Authority, RB, New York
University, Series A, 5.00%, 7/01/38	3,359	3,547,135
		9,467,393
Ohio — 1.9%
County of Montgomery Ohio, RB, Catholic Health,
Series C-1 (AGM), 5.00%, 10/01/41	1,740	1,778,175
Ohio Higher Educational Facility Commission,
Refunding RB, Hospital, Cleveland Clinic Health,
Series A, 5.25%, 1/01/33	2,600	2,747,602
		4,525,777
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 10.7%		25,987,737
Total Long-Term Investments
(Cost — $369,433,588) — 156.9%		381,222,655
Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.13% (l)(m)	1,875,347	1,875,347
Total Short-Term Securities
(Cost — $1,875,347) — 0.8%		1,875,347
Total Investments (Cost — $371,308,935*) — 157.7%		383,098,002
Liabilities in Excess of Other Assets — (0.4)%		(1,062,361)
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (5.4)%		(13,148,235)
Preferred Shares, at Redemption Value — (51.9)%		(125,957,626)
Net Assets Applicable to Common Shares — 100.0%		$242,929,780

* The cost and unrealized appreciation (depreciation) of investments as of
October 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 357,734,619
Gross unrealized appreciation	$ 20,951,328
Gross unrealized depreciation	(8,725,346)
Net unrealized appreciation	$ 12,225,982

(a) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b) Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.
(c) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

See Notes to Financial Statements.

14 SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Schedule of Investments (concluded)

BlackRock Investment Quality Municipal Trust Inc. (BKN)

(d) When-issued security. Unsettled when-issued transactions were as follows:

		Unrealized
		Appreciation
Counterparty	Value	(Depreciation)
JPMorgan Securities	$5,768,100	$ 9,360
RBC Capital	$1,923,162	$ 6,515
Jefferies & Company, Inc.	$2,862,750	$ (14,370)

(e) Security is collateralized by Municipal or US Treasury obligations.
(f) Issuer filed for bankruptcy and/or is in default of interest payments.
(g) Non-income producing security.
(h) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
(i) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local govern-
ments, or their respective agencies or authorities. The security is subject to remarket-
ing prior to its stated maturity.
(j) Variable rate security. Rate shown is as of report date.
(k) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial
Statements for details of municipal bonds transferred to tender option bond trusts.
(l) Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:

	Shares Held at		Shares Held at
	April 30,	Net	October 31,
Affiliate	2010	Activity	2010	Income
FFI Institutional
Tax-Exempt Fund	7,659,955	(5,784,608)	1,875,347	$ 3,824
(m) Represents the current yield as of report date.

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Trust’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of October 31, 2010 in deter-
mining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term
Investments[1]	—	$381,222,655	—	$381,222,655
Short-Term
Securities	$ 1,875,347	—	—	$ 1,875,347
Total	$ 1,875,347	$381,222,655	—	$383,098,002

1 See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Schedule of Investments October 31, 2010 (Unaudited)

BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Arizona — 3.8%
Maricopa County Pollution Control Corp., Refunding
RB, Southern California Edison Co., Series A,
5.00%, 6/01/35	$ 585	$ 597,946
Pima County IDA, RB, Tucson Electric Power Co., Series A,
5.25%, 10/01/40	1,345	1,338,907
Pima County IDA, Refunding IDRB, Tucson Electric Power,
5.75%, 9/01/29	380	392,684
Pima County IDA, Refunding RB, Arizona Charter Schools
Project, Series O, 5.25%, 7/01/31	1,000	890,050
Salt River Project Agricultural Improvement & Power
District, RB, Series A, 5.00%, 1/01/38	665	701,402
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	2,090	1,965,980
		5,886,969
California — 8.0%
California Health Facilities Financing Authority,
Refunding RB, Series A:
Catholic Healthcare West, 6.00%, 7/01/39	680	740,295
St. Joseph Health System, 5.75%, 7/01/39	385	409,263
California HFA, RB, AMT, Home Mortgage:
Series G, 5.50%, 8/01/42	2,380	2,347,632
Series K, 5.50%, 2/01/42	840	857,069
California State Public Works Board, RB, Various Capital
Projects, Sub-Series I-1, 6.38%, 11/01/34	400	438,428
California Statewide Communities Development Authority,
Refunding RB, Senior Living, Southern California:
6.25%, 11/15/19	1,000	1,075,070
6.63%, 11/15/24	540	587,633
Los Angeles Department of Airports, RB, Series A,
5.25%, 5/15/39	270	284,737
San Francisco City & County Public Utilities Commission,
RB, Series B, 5.00%, 11/01/39	3,225	3,416,791
State of California, GO, Various Purpose, 6.50%, 4/01/33	2,000	2,351,340
		12,508,258
Colorado — 1.1%
Colorado Health Facilities Authority, Refunding RB, Sisters
of Leavenworth, Series A, 5.00%, 1/01/40	755	769,413
North Range Metropolitan District No. 2, GO, Limited Tax,
5.50%, 12/15/37	1,200	1,014,372
		1,783,785
Delaware — 0.9%
Delaware State EDA, RB, Exempt Facilities, Indian River
Power, 5.38%, 10/01/45	1,415	1,409,397
District of Columbia — 8.1%
District of Columbia, RB, Methodist Home District of
Columbia, Series A:
7.38%, 1/01/30	550	562,249
7.50%, 1/01/39	910	931,039
District of Columbia Tobacco Settlement Financing Corp.,
Refunding RB, Asset-Backed:
6.25%, 5/15/24	5,030	5,047,353
6.50%, 5/15/33	5,700	5,633,367
Metropolitan Washington Airports Authority, RB, First
Senior Lien, Series A:
5.00%, 10/01/39	170	176,856
5.25%, 10/01/44	270	284,939
		12,635,803
Florida — 4.1%
County of Miami-Dade Florida, RB, Water & Sewer System,
5.00%, 10/01/34	1,950	2,030,437
County of Miami-Dade Florida, Refunding RB, Miami
International Airport, Series A-1, 5.38%, 10/01/41	400	412,868

	Par
Municipal Bonds	(000)	Value
Florida (concluded)
Sarasota County Health Facilities Authority, Refunding RB,
Village on the Isle Project, 5.50%, 1/01/32	$ 495	$ 466,067
Sumter Landing Community Development District Florida,
RB, Sub-Series B, 5.70%, 10/01/38	1,395	1,160,514
Tolomato Community Development District,
Special Assessment Bonds, Special Assessment,
6.65%, 5/01/40	1,750	1,286,793
Watergrass Community Development District, Special
Assessment Bonds, Series A, 5.38%, 5/01/39	1,850	950,474
		6,307,153
Georgia — 1.6%
DeKalb County Hospital Authority Georgia, RB, DeKalb
Medical Center Inc. Project, 6.13%, 9/01/40	500	516,930
DeKalb Private Hospital Authority, Refunding RB, Children’s
Healthcare, 5.25%, 11/15/39	285	299,866
Rockdale County Development Authority, RB, Visy Paper
Project, Series A, AMT, 6.13%, 1/01/34	1,600	1,607,824
		2,424,620
Guam — 0.5%
Territory of Guam, GO, Series A:
6.00%, 11/15/19	200	213,804
6.75%, 11/15/29	295	326,754
7.00%, 11/15/39	205	229,684
		770,242
Illinois — 3.9%
Illinois Finance Authority, RB:
Advocate Health Care, Series C, 5.38%, 4/01/44	1,845	1,929,408
Navistar International, Recovery Zone,
6.50%, 10/15/40	535	555,068
Illinois Finance Authority, Refunding RB, Central DuPage
Health, Series B, 5.50%, 11/01/39	550	584,078
Metropolitan Pier & Exposition Authority, Refunding RB,
McCormick Place Expansion Project (AGM):
CAB, Series B, 6.25%, 6/15/46 (a)	6,605	744,912
Series B, 5.00%, 6/15/50	1,095	1,093,062
Series B-2, 5.00%, 6/15/50	870	856,663
State of Illinois, RB, Build Illinois, Series B,
5.25%, 6/15/34	215	225,004
		5,988,195
Indiana — 2.7%
Delaware County Hospital Authority Indiana, RB, Cardinal
Health System Obligation Group, 5.25%, 8/01/36	2,000	1,841,140
Indiana Finance Authority, RB, Sisters of St. Francis Health,
5.25%, 11/01/39	290	302,032
Indiana Finance Authority, Refunding RB:
Ascension Health Senior Credit, Series B-5,
5.00%, 11/15/36	500	509,645
Parkview Health System, Series A, 5.75%, 5/01/31	1,100	1,159,708
Indiana Municipal Power Agency, RB, Series B,
6.00%, 1/01/39	350	384,790
		4,197,315
Kansas — 0.4%
Kansas Development Finance Authority, Refunding RB,
Sisters of Leavenworth, Series A, 5.00%, 1/01/40	575	591,152
Kentucky — 0.2%
Kentucky Economic Development Finance Authority,
Refunding RB, Owensboro Medical Health System,
Series A, 6.38%, 6/01/40	350	370,958
Louisiana — 1.4%
Louisiana Local Government Environmental Facilities &
Community Development Authority, RB, Westlake
Chemical Corp. Projects, 6.75%, 11/01/32	2,000	2,121,920

See Notes to Financial Statements.

16 SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Schedule of Investments (continued)

BlackRock Long-Term Municipal Advantage Trust (BTA)

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Maryland — 1.5%
Maryland EDC, RB, Transportation Facilities Project,
Series A, 5.75%, 6/01/35	$ 150	$ 156,274
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc.,
5.75%, 9/01/25	500	510,500
Maryland Health & Higher Educational Facilities Authority,
RB, King Farm Presbyterian Community, Series B,
5.00%, 1/01/17	725	708,782
Maryland Health & Higher Educational Facilities Authority,
Refunding RB, University of Maryland Medical System:
5.00%, 7/01/34	490	502,446
5.13%, 7/01/39	490	506,425
		2,384,427
Massachusetts — 0.4%
Massachusetts Health & Educational Facilities Authority,
Refunding RB, Partners Healthcare, Series J1,
5.00%, 7/01/39	615	632,392
Michigan — 2.5%
City of Detroit Michigan, RB, Senior Lien, Series B (AGM),
7.50%, 7/01/33	560	682,405
Garden City Hospital Finance Authority Michigan,
Refunding RB, Garden City Hospital Obligation,
Series A, 5.00%, 8/15/38	1,540	1,081,942
Kalamazoo Hospital Finance Authority, Refunding RB,
Bronson Methodist Hospital, 5.50%, 5/15/36	475	486,680
Royal Oak Hospital Finance Authority Michigan, Refunding
RB, William Beaumont Hospital, 8.25%, 9/01/39	1,400	1,682,884
		3,933,911
Montana — 0.4%
Two Rivers Authority, RB, Senior Lien (b)(c):
7.25%, 11/01/21	1,500	228,330
7.38%, 11/01/27	2,600	378,352
		606,682
New Jersey — 0.3%
New Jersey EDA, RB, Continental Airlines Inc. Project, AMT,
6.63%, 9/15/12	500	506,755
New York — 4.4%
New York City Industrial Development Agency, RB,
American Airlines Inc., JFK International Airport, AMT,
7.63%, 8/01/25 (d)	4,000	4,220,640
New York Liberty Development Corp., Refunding RB,
Second Priority, Bank of America Tower at One Bryant
Park Project, 6.38%, 7/15/49	420	450,001
New York State Dormitory Authority, RB, New York
University, Series A, 5.25%, 7/01/48	2,000	2,149,300
		6,819,941
North Carolina — 1.3%
North Carolina Capital Facilities Finance Agency, RB,
Duke Energy Carolinas, Series B, 4.38%, 10/01/31	560	549,069
North Carolina Capital Facilities Finance Agency,
Refunding RB, Duke Energy Carolinas, Series B,
4.63%, 11/01/40	560	544,936
North Carolina Medical Care Commission, RB, Duke
University Health System, Series A, 5.00%, 6/01/42	480	499,699
North Carolina Municipal Power Agency No. 1 Catawba,
Refunding RB, Series A, 5.00%, 1/01/30	365	383,969
		1,977,673
Pennsylvania — 1.2%
Allegheny County Hospital Development Authority,
Refunding RB, Health System, West Penn, Series A,
5.38%, 11/15/40	1,500	1,154,700
Pennsylvania Economic Development Financing Authority,
RB, Aqua Pennsylvania Inc. Project, 5.00%, 11/15/40	650	670,014
		1,824,714

	Par
Municipal Bonds	(000)	Value
Puerto Rico — 1.4%
Puerto Rico Sales Tax Financing Corp., RB, First
Sub-Series A, 6.50%, 8/01/44	$ 1,705	$ 1,962,694
Puerto Rico Sales Tax Financing Corp., Refunding RB,
CAB, First Sub-Series C, 6.52%, 8/01/38 (a)	1,490	266,382
		2,229,076
South Carolina — 2.1%
South Carolina Jobs-EDA, Refunding RB:
First Mortgage Lutheran Homes, 5.50%, 5/01/28	600	537,816
First Mortgage Lutheran Homes, 5.63%, 5/01/42	1,000	859,200
Palmetto Health, 5.50%, 8/01/26	565	580,108
Senior Lien, Burroughs & Chapin, Series A (Radian),
4.70%, 4/01/35	1,395	1,272,142
		3,249,266
Texas — 6.6%
Brazos River Authority, RB, TXU Electric, Series A, AMT,
8.25%, 10/01/30	1,500	570,000
City of Dallas Texas, Refunding RB, 5.00%, 10/01/35	525	564,958
City of Houston Texas, RB, Senior Lien, Series A,
5.50%, 7/01/39	250	270,178
HFDC of Central Texas Inc., RB, Village at Gleannloch
Farms, Series A, 5.50%, 2/15/27	1,150	1,001,926
Matagorda County Navigation District No. 1 Texas,
Refunding RB, Central Power & Light Co. Project,
Series A, 6.30%, 11/01/29	700	773,507
North Texas Tollway Authority, RB, Toll, 2nd Tier, Series F,
6.13%, 1/01/31	2,290	2,470,795
Tarrant County Cultural Education Facilities Finance Corp.,
RB, Scott & White Healthcare, 6.00%, 8/15/45	1,390	1,484,270
Texas Private Activity Bond Surface Transportation Corp.,
RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed
Lanes Project, 7.00%, 6/30/40	1,490	1,619,600
NTE Mobility Partners LLC, North Tarrant Express
Managed Lanes Project, 6.88%, 12/31/39	1,315	1,426,959
		10,182,193
Utah — 0.6%
City of Riverton Utah, RB, IHC Health Services Inc.,
5.00%, 8/15/41	955	992,818
Virginia — 3.4%
Fairfax County EDA, Refunding RB, Goodwin House Inc.,
5.13%, 10/01/42	850	838,780
Peninsula Ports Authority, Refunding RB, Virginia Baptist
Homes, Series C, 5.38%, 12/01/26	2,600	1,740,596
Reynolds Crossing Community Development Authority,
Special Assessment Bonds, Reynolds Crossing Project,
5.10%, 3/01/21	1,000	965,950
Tobacco Settlement Financing Corp. Virginia, Refunding RB,
Senior Series B1, 5.00%, 6/01/47	1,080	758,225
Virginia HDA, RB, Rental Housing, Series F,
5.00%, 4/01/45	1,000	1,023,820
		5,327,371
Vermont — 1.9%
Vermont HFA, RB, Series 27, AMT (AGM),
4.90%, 5/01/38 (d)	2,985	2,986,522
Wisconsin — 1.9%
Wisconsin Health & Educational Facilities Authority,
RB, Ascension Health Credit Group, Series A,
5.00%, 11/15/31	2,835	2,944,176
Wyoming — 0.1%
Wyoming Municipal Power Agency, RB, Series A,
5.00%, 1/01/42	100	101,467
Total Municipal Bonds — 66.7%		103,695,151

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Schedule of Investments (continued)

BlackRock Long-Term Municipal Advantage Trust (BTA)

(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to	Par
Tender Option Bond Trusts (e)	(000)	Value
California — 15.8%
Bay Area Toll Authority, Refunding RB, San Francisco
Bay Area, Series F-1, 5.63%, 4/01/44	$ 1,085	$ 1,204,252
California Educational Facilities Authority, RB, University of
Southern California, Series A, 5.25%, 10/01/39	835	904,063
Golden State Tobacco Securitization Corp. California,
Custodial Receipts, Series 1271, 5.00%, 6/01/45 (f)	5,000	4,717,850
Los Angeles Department of Airports, Refunding RB,
Senior, Los Angeles International Airport, Series A,
5.00%, 5/15/40	2,045	2,120,379
San Diego Community College District California, GO,
Election of 2002, 5.25%, 8/01/33	545	591,096
University of California, RB, Series B (NPFGC),
4.75%, 5/15/38	15,000	15,111,450
		24,649,090
Colorado — 0.5%
Colorado Health Facilities Authority, Refunding RB,
Catholic Healthcare, Series A, 5.50%, 7/01/34	735	791,617
Illinois — 9.7%
City of Chicago Illinois, Custodial Receipts, Series 1284,
5.00%, 1/01/33 (f)	15,000	15,100,800
Indiana — 9.1%
Carmel Redevelopment Authority, RB, Performing Arts Center:
4.75%, 2/01/33	7,230	7,343,728
5.00%, 2/01/33	6,580	6,775,492
		14,119,220
Massachusetts — 7.8%
Massachusetts HFA, Refunding HRB, Series D, AMT,
5.45%, 6/01/37	11,855	12,082,260
Nebraska — 3.3%
Omaha Public Power District, RB, System, Sub-Series B
(NPFGC), 4.75%, 2/01/36	5,000	5,111,600
New Hampshire — 0.5%
New Hampshire Health & Education Facilities Authority,
Refunding RB, Dartmouth College, 5.25%, 6/01/39	660	725,485
New York — 15.1%
New York City Municipal Water Finance Authority, RB,
Series FF-2, 5.50%, 6/15/40	500	564,360
New York City Municipal Water Finance Authority,
Refunding RB, Series D, 5.00%, 6/15/39	7,500	7,839,600
New York State Dormitory Authority, ERB:
Series B, 5.75%, 3/15/36	11,250	12,985,425
Series F, 5.00%, 3/15/35	2,005	2,094,523
		23,483,908
North Carolina — 10.0%
University of North Carolina at Chapel Hill, Refunding RB,
General, Series A, 4.75%, 12/01/34	15,170	15,625,252
Ohio — 5.0%
County of Allen Ohio, Refunding RB, Catholic Healthcare,
Series A, 5.25%, 6/01/38	2,650	2,775,954
State of Ohio, Refunding RB, Cleveland Clinic Health,
Series A, 5.50%, 1/01/39	4,630	4,986,001
		7,761,955
South Carolina — 2.0%
South Carolina State Housing Finance & Development
Authority, Refunding RB, Series B-1, 5.55%, 7/01/39	2,960	3,098,647
Texas — 7.6%
County of Harris Texas, RB, Senior Lien, Toll Road, Series A,
5.00%, 8/15/38	2,130	2,236,500
New Caney ISD Texas, GO, School Building (PSF-GTD),
5.00%, 2/15/35	9,150	9,640,166
		11,876,666

Municipal Bonds Transferred to	Par
Tender Option Bond Trusts (e)	(000)	Value
Virginia — 0.7%
Virginia Small Business Financing Authority, Refunding RB,
Sentara Healthcare, 5.00%, 11/01/40	$ 1,000	$ 1,053,350
Wisconsin — 1.3%
Wisconsin Health & Educational Facilities Authority,
Refunding RB, Froedtert & Community Health Inc.,
5.25%, 4/01/39	1,990	2,093,599
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 88.4%		137,573,449
Total Long-Term Investments
(Cost — $244,386,856) — 155.1%		241,268,600
Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.13% (g)(h)	83,302	83,302
Total Short-Term Securities
(Cost — $83,302) — 0.1%		83,302
Total Investments (Cost — $244,470,158*) — 155.2%		241,351,902
Other Assets Less Liabilities — 2.3%		3,752,645
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (57.5)%		(89,584,742)
Net Assets — 100.0%		$155,519,805

* The cost and unrealized appreciation (depreciation) of investments as of October 31,
2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$155,029,385
Gross unrealized appreciation	$ 7,117,478
Gross unrealized depreciation	(10,060,292)
Net unrealized depreciation	$ (2,942,814)

(a) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b) Issuer filed for bankruptcy and/or is in default of interest payments.
(c) Non-income producing security.
(d) Variable rate security. Rate shown is as of report date.
(e) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial
Statements for details of municipal bonds transferred to tender option bond trusts.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
(g) Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:

	Shares Held at		Shares Held at
	April 30,	Net	October 31,
Affiliate	2010	Activity	2010	Income
FFI Institutional
Tax-Exempt Fund	1,118,809	(1,035,507)	83,302	$ 999

(h) Represents the current yield as of report date.

See Notes to Financial Statements.

18 SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Schedule of Investments (concluded)

BlackRock Long-Term Municipal Advantage Trust (BTA)

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Trust’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of October 31, 2010 in deter-
mining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term
Investments[1]	—	$241,268,600	—	$241,268,600
Short-Term
Securities	$ 83,302	—	—	83,302
Total	$ 83,302	$241,268,600	—	$241,351,902

1 See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Schedule of Investments October 31, 2010 (Unaudited)

BlackRock Municipal 2020 Term Trust (BKK)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Alabama — 0.4%
Courtland IDB Alabama, Refunding RB, International
Paper Co. Projects, Series A, 4.75%, 5/01/17	$ 1,165	$ 1,179,737
Arizona — 3.8%
Phoenix Civic Improvement Corp., RB, Junior Lien, Series A:
5.00%, 7/01/20	1,300	1,473,602
5.00%, 7/01/21	5,585	6,432,133
Pima County IDA, Refunding RB, Tucson Electric Power Co.,
San Juan, Series A, 4.95%, 10/01/20	1,015	1,073,687
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/18	1,500	1,557,750
5.25%, 12/01/20	1,000	1,034,310
		11,571,482
California — 20.4%
California State Department of Water Resources,
Refunding RB, Series L, 5.00%, 5/01/20	10,000	11,676,800
California Statewide Communities Development Authority,
RB, John Muir Health, Series A, 5.00%, 8/15/22	5,000	5,158,900
Foothill Eastern Transportation Corridor Agency California,
Refunding RB, CAB (a):
5.96%, 1/15/21	12,500	6,377,625
5.87%, 1/15/22	10,000	4,750,900
Golden State Tobacco Securitization Corp. California, RB (b):
ARS, Asset-Backed, Series A-3, 7.88%, 6/01/13	975	1,152,743
ARS, Asset-Backed, Series A-5, 7.88%, 6/01/13	1,470	1,737,981
Series 2003-A-1, 6.63%, 6/01/13	3,000	3,453,870
Series 2003-A-1, 6.75%, 6/01/13	12,010	13,865,425
Los Angeles Unified School District California, GO, Series I,
5.00%, 7/01/20	3,750	4,294,162
Riverside County Asset Leasing Corp. California,
RB, Riverside County Hospital Project (NPFGC),
5.75%, 6/01/25 (a)	6,865	2,935,062
State of California, GO, Various Purpose, 5.00%, 11/01/22	7,050	7,421,041
		62,824,509
Colorado — 1.7%
E-470 Public Highway Authority Colorado, RB, CAB,
Senior Series B (NPFGC), 5.53%, 9/01/22 (a)	4,500	2,278,215
Park Creek Metropolitan District Colorado, Refunding RB,
Senior, Limited Tax, Property Tax, 5.25%, 12/01/25	3,000	3,040,590
		5,318,805
District of Columbia — 4.9%
District of Columbia, Refunding RB, Friendship Public
Charter School Inc. (ACA):
5.75%, 6/01/18	2,680	2,734,565
5.00%, 6/01/23	3,320	3,124,419
District of Columbia Tobacco Settlement Financing Corp.,
Refunding RB, Asset-Backed, 6.50%, 5/15/33	4,215	4,165,726
Metropolitan Washington Airports Authority, Refunding RB,
Series C-2, AMT (AGM), 5.00%, 10/01/24	5,000	5,132,200
		15,156,910
Florida — 8.0%
Bellalago Educational Facilities Benefit District, Special
Assessment Bonds, Series A, 5.85%, 5/01/22	3,895	3,734,604
Broward County School Board Florida, COP, Series A
(AGM), 5.25%, 7/01/22	1,250	1,356,588
City of Jacksonville Florida, RB, Better Jacksonville,
5.00%, 10/01/22	5,160	5,749,117
Habitat Community Development District, Special
Assessment Bonds, 5.80%, 5/01/25	1,995	1,953,863
Miami Beach Health Facilities Authority, RB, Mount Sinai
Medical Center of Florida, 6.75%, 11/15/21	2,325	2,429,021
Middle Village Community Development District, Special
Assessment Bonds, Series A, 5.80%, 5/01/22	3,745	3,689,499

	Par
Municipal Bonds	(000)	Value
Florida (concluded)
Pine Island Community Development District, RB,
5.30%, 11/01/10	$ 250	$ 211,875
Stevens Plantation Community Development District,
Special Assessment Bonds, Series B, 6.38%, 5/01/13	3,530	3,089,738
Village Community Development District No. 5 Florida,
Special Assessment Bonds, Series A, 6.00%, 5/01/22	2,220	2,266,975
		24,481,280
Georgia — 0.8%
Richmond County Development Authority, RB, Environment,
Series A, AMT, 5.75%, 11/01/27	2,350	2,380,315
Illinois — 12.6%
City of Chicago Illinois, RB, General Airport, Third Lien,
Series A (AMBAC):
5.00%, 1/01/21	5,000	5,339,600
5.00%, 1/01/22	7,000	7,424,480
Illinois Finance Authority, RB:
Depaul University, Series C, 5.25%, 10/01/24	5,000	5,171,400
MJH Education Assistance IV LLC, Sub-Series A,
5.50%, 6/01/19 (c)(d)	3,250	1,787,435
MJH Education Assistance IV LLC, Sub-Series B,
5.00%, 6/01/24 (c)(d)	1,075	290,229
Northwestern University, 5.00%, 12/01/21	4,800	5,305,008
Illinois State Toll Highway Authority, RB, Senior Priority,
Series A (AGM), 5.00%, 1/01/19	2,250	2,532,217
Lake Cook-Dane & McHenry Counties Community Unit
School District 220 Illinois, GO, Refunding (AGM),
5.25%, 12/01/20	1,000	1,219,520
Metropolitan Pier & Exposition Authority Illinois,
Refunding RB, CAB, McCormick, Series A (NPFGC),
5.43%, 6/15/22 (a)	13,455	7,488,918
State of Illinois, RB, Build Illinois, Series B,
5.00%, 6/15/20	2,000	2,265,440
		38,824,247
Indiana — 4.7%
City of Vincennes Indiana, Refunding RB, Southwest
Indiana Regional Youth Village, 6.25%, 1/01/24	4,425	3,791,871
Indianapolis Airport Authority, Refunding RB, Special
Facilities, FedEx Corp. Project, AMT, 5.10%, 1/15/17	10,000	10,787,200
		14,579,071
Kansas — 2.2%
Kansas Development Finance Authority, Refunding RB,
Adventist Health, 5.25%, 11/15/20	2,500	2,893,300
Wyandotte County-Kansas City Unified Government,
RB, Kansas International Speedway (NPFGC),
5.20%, 12/01/20 (a)	6,440	3,850,025
		6,743,325
Kentucky — 0.7%
Kentucky Housing Corp., RB, Series C, AMT,
4.63%, 7/01/22	2,000	2,041,380
Louisiana — 0.7%
Parish of DeSoto Louisiana, RB, Series A, AMT,
5.85%, 11/01/27	2,000	2,036,460
Maryland — 2.5%
Maryland EDC, RB, Transportation Facilities Project,
Series A, 5.13%, 6/01/20	1,250	1,305,300
Maryland Health & Higher Educational Facilities Authority,
Refunding RB:
MedStar Health, 5.38%, 8/15/24	5,500	5,696,790
University of Maryland Medical System,
5.00%, 7/01/19	670	742,467
		7,744,557

See Notes to Financial Statements.

20 SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Schedule of Investments (continued)

BlackRock Municipal 2020 Term Trust (BKK)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Massachusetts — 1.6%
Massachusetts Development Finance Agency, RB, Waste
Management Inc. Project, AMT, 5.45%, 6/01/14	$ 4,500	$ 4,825,575
Massachusetts State Water Pollution Abatement, Refunding
RB, MWRA Program, Sub-Series A, 6.00%, 8/01/23	140	140,573
		4,966,148
Michigan — 2.2%
Kalamazoo Hospital Finance Authority, Refunding RB,
Bronson Methodist Hospital, 5.00%, 5/15/20	1,790	1,922,012
Michigan State Hospital Finance Authority, Refunding RB,
Hospital, Sparrow Obligated, 4.50%, 11/15/26	1,500	1,435,605
State of Michigan, Refunding RB:
5.00%, 11/01/20	1,000	1,147,120
5.00%, 11/01/21	2,000	2,263,020
		6,767,757
Minnesota — 0.4%
Minnesota Higher Education Facilities Authority, RB,
University of St. Thomas, Series 5-Y, 5.00%, 10/01/24	1,250	1,311,350
Mississippi — 1.0%
County of Warren Mississippi, RB, Series A, AMT,
5.85%, 11/01/27	3,000	3,041,130
Missouri — 3.6%
Missouri Development Finance Board, RB, Branson
Landing Project, Series A, 5.50%, 12/01/24	5,000	5,226,100
Missouri State Health & Educational Facilities Authority,
Refunding RB, BJC Health System, Series A,
5.00%, 5/15/20	5,500	5,867,565
		11,093,665
Multi-State — 7.3%
Centerline Equity Issuer Trust (e)(f):
5.75%, 5/15/15	1,000	1,069,310
6.00%, 5/15/15	4,000	4,263,000
6.00%, 5/15/19	2,500	2,708,425
6.30%, 5/15/19	2,500	2,718,550
MuniMae TE Bond Subsidiary LLC (e)(f)(g):
5.40%	5,000	3,546,750
5.80%	5,000	3,376,150
Series D, 5.90%	2,000	1,137,980
San Manuel Entertainment Authority, Series 04-C,
4.50%, 12/01/16 (e)	4,000	3,684,560
		22,504,725
Nevada — 2.0%
City of Henderson Nevada, Special Assessment Bonds,
District No. T-18, 5.15%, 9/01/21	1,760	872,714
County of Clark Nevada, Refunding RB, Alexander Dawson
School Nevada Project, 5.00%, 5/15/20	5,000	5,284,550
		6,157,264
New Hampshire — 4.8%
New Hampshire Business Finance Authority, Refunding RB,
Public Service Co. of New Hampshire Project, Series B,
AMT (NPFGC), 4.75%, 5/01/21	10,000	10,081,100
New Hampshire Health & Education Facilities Authority,
Refunding RB, Elliot Hospital, Series B, 5.60%, 10/01/22	4,500	4,679,010
		14,760,110
New Jersey — 12.1%
Middlesex County Improvement Authority, RB, Street
Student Housing Project, Series A, 5.00%, 8/15/23	1,000	1,025,260
New Jersey EDA, RB:
Cigarette Tax, 5.50%, 6/15/24	10,000	10,010,100
Continental Airlines Inc. Project, AMT,
7.00%, 11/15/30 (h)	5,000	5,030,650

	Par
Municipal Bonds	(000)	Value
New Jersey (concluded)
New Jersey EDA, RB (concluded):
Continental Airlines Inc. Project, AMT,
9.00%, 6/01/33 (h)	$ 1,500	$ 1,595,085
Kapkowski Road Landfill Project, Series 1998B, AMT,
6.50%, 4/01/31	7,500	7,894,050
New Jersey EDA, Refunding RB, First Mortgage, Winchester,
Series A, 4.80%, 11/01/13	765	793,871
New Jersey Educational Facilities Authority, Refunding
RB, University of Medicine & Dentistry, Series B,
6.25%, 12/01/18	2,500	2,878,275
New Jersey Health Care Facilities Financing Authority,
Refunding RB:
AtlantiCare Regional Medical Center, 5.00%, 7/01/20	2,110	2,255,316
Capital Health System Obligation Group, Series A,
5.75%, 7/01/13 (b)	4,000	4,473,760
Newark Housing Authority, RB, South Ward Police Facility
(AGC), 5.00%, 12/01/21	1,250	1,385,000
		37,341,367
New York — 8.2%
New York City Industrial Development Agency, RB,
American Airlines Inc., JFK International Airport, AMT (h):
7.63%, 8/01/25	5,635	5,945,827
7.75%, 8/01/31	5,000	5,305,300
New York State Energy Research & Development Authority,
Refunding RB, Brooklyn Union Gas/Keyspan, Series A,
AMT (FGIC), 4.70%, 2/01/24	8,500	8,661,925
Tobacco Settlement Financing Corp. New York, RB,
Asset-Backed, Series B-1C, 5.50%, 6/01/20	5,000	5,439,400
		25,352,452
North Carolina — 2.4%
North Carolina Eastern Municipal Power Agency,
Refunding RB, Series B, 5.00%, 1/01/21	1,550	1,710,456
North Carolina Municipal Power Agency No. 1,
Refunding RB, Series B, 5.00%, 1/01/20	5,000	5,783,450
		7,493,906
Ohio — 6.7%
American Municipal Power-Ohio Inc., RB, Prairie State
Energy Campus Project, Series A, 5.25%, 2/15/23	5,000	5,456,150
County of Cuyahoga Ohio, Refunding RB, Series A:
6.00%, 1/01/19	3,000	3,300,750
6.00%, 1/01/20	10,000	11,002,500
Pinnacle Community Infrastructure Financing Authority, RB,
Facilities, Series A, 6.00%, 12/01/22	967	874,294
		20,633,694
Oklahoma — 1.1%
Tulsa Airports Improvement Trust, RB, Series A, Mandatory
Put Bonds, AMT, 7.75%, 6/01/35 (h)	3,350	3,464,067
Pennsylvania — 5.8%
Lancaster County Hospital Authority, RB, General Hospital
Project, 5.75%, 9/15/13 (b)	7,500	8,496,075
Montgomery County IDA Pennsylvania, MRB, Whitemarsh
Continuing Care, 6.00%, 2/01/21	1,275	1,231,357
Pennsylvania Higher Educational Facilities Authority, RB,
LaSalle University, 5.50%, 5/01/26	6,680	6,831,836
Pennsylvania Turnpike Commission, RB, Sub-Series A
(AGC), 5.00%, 6/01/22	1,000	1,128,210
		17,687,478

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Schedule of Investments (continued)

BlackRock Municipal 2020 Term Trust (BKK)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Puerto Rico — 4.4%
Commonwealth of Puerto Rico, GO, Public Improvement,
Series B, 5.25%, 7/01/17	$ 3,300	$ 3,569,907
Puerto Rico Electric Power Authority, RB, Series NN,
5.13%, 7/01/13 (b)	9,000	10,067,670
		13,637,577
Texas — 9.8%
Central Texas Regional Mobility Authority, RB, Senior Lien:
5.75%, 1/01/19	800	880,328
5.75%, 1/01/20	1,140	1,250,534
City of Dallas Texas, Refunding RB (AGC), 5.00%, 8/15/21	2,500	2,734,675
North Texas Tollway Authority, RB, Series C:
5.25%, 1/01/20	1,000	1,121,890
5.38%, 1/01/21	5,000	5,582,000
Port Corpus Christi Industrial Development Corp. Texas,
Refunding RB, Valero, Series C, 5.40%, 4/01/18	3,255	3,254,870
Texas State Turnpike Authority, RB, CAB, First Tier, Series A
(AMBAC) (a):
5.39%, 8/15/21	7,990	4,570,040
5.54%, 8/15/24	8,450	3,891,817
Weatherford ISD, GO, Refunding, CAB (PSF-GTD) (a):
5.75%, 2/15/11 (b)	4,040	2,026,949
5.78%, 2/15/11 (b)	4,040	1,913,950
5.75%, 2/15/23	2,905	1,443,495
5.77%, 2/15/24	2,905	1,362,648
		30,033,196
U.S. Virgin Islands — 0.4%
Virgin Islands Public Finance Authority, RB, Senior Lien,
Matching Fund Loan Note, Series A, 5.25%, 10/01/17	1,000	1,075,430
Virginia — 7.9%
Celebrate North Community Development Authority,
Special Assessment Bonds, Celebrate Virginia North
Project, Series B, 6.60%, 3/01/25	4,888	3,814,840
Charles City County EDA, RB, Waste Management Inc.
Project, Mandatory Put Bonds, AMT, 5.13%, 8/01/27 (h)	10,000	10,734,800
Mecklenburg County IDA Virginia, Refunding RB, Exempt
Facility, UAE LP Project, AMT, 6.50%, 10/15/17	7,500	7,599,900
Russell County IDA, Refunding RB, Appalachian Power,
Series K, 4.63%, 11/01/21	2,000	2,083,840
		24,233,380
Wisconsin — 3.0%
State of Wisconsin, Refunding RB, Series A,
5.25%, 5/01/20	1,000	1,169,690
Wisconsin Health & Educational Facilities Authority,
Refunding RB:
Froedtert & Community Health Inc., 5.00%, 4/01/20	1,515	1,639,260
Wheaton Franciscan Services, Series A,
5.50%, 8/15/17	2,880	2,981,405
Wheaton Franciscan Services, Series A,
5.50%, 8/15/18	3,190	3,283,627
		9,073,982
Total Municipal Bonds — 148.1%		455,510,756

Municipal Bonds Transferred to	Par
Tender Option Bond Trusts (i)	(000)	Value
Illinois — 1.8%
City of Chicago Illinois, Refunding RB, Second Lien (AGM),
5.00%, 11/01/20	$ 5,000	$ 5,598,600
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 1.8%		5,598,600
Total Long-Term Investments
(Cost — $451,162,065) — 149.9%		461,109,356
Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.01% (j)(k)	17,645,074	17,645,074
Total Short-Term Securities
(Cost — $17,645,074) — 5.7%		17,645,074
Total Investments (Cost — $468,807,139*) — 155.6%		478,754,430
Other Assets Less Liabilities — 2.1%		6,452,785
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (1.2)%		(3,756,238)
Preferred Shares, at Redemption Value — (56.5)%		(173,861,828)
Net Assets Applicable to Common Shares — 100.0%		$307,589,149

* The cost and unrealized appreciation (depreciation) of investments as of October 31,
2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$464,632,278
Gross unrealized appreciation	$ 21,579,105
Gross unrealized depreciation	(11,206,953)
Net unrealized appreciation	$ 10,372,152

(a) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c) Issuer filed for bankruptcy and/or is in default of interest payments.
(d) Non-income producing security.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local govern-
ments, or their respective agencies or authorities. The security is subject to remarket-
ing prior to its stated maturity.
(g) Security is perpetual in nature and has no stated maturity date.
(h) Variable rate security. Rate shown is as of report date.
(i) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial
Statements for details of municipal bonds transferred to tender option bond trusts.
(j) Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:

	Shares Held at		Shares Held at
	April 30,	Net	October 31,
Affiliate	2010	Activity	2010	Income
FFI Institutional
Tax-Exempt Fund	1,901,695	15,743,379	17,645,074	$3,867

(k) Represents the current yield as of report date.

See Notes to Financial Statements.

22 SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Schedule of Investments (concluded)

BlackRock Municipal 2020 Term Trust (BKK)

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Trust’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of October 31, 2010 in deter-
mining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term
Investments[1]	—	$461,109,356	—	$461,109,356
Short-Term
Securities	$ 17,645,074	—	—	17,645,074
Total	$ 17,645,074	$461,109,356	—	$478,754,430

1 See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Schedule of Investments October 31, 2010 (Unaudited)

BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Arizona — 4.7%
Maricopa County Pollution Control Corp., Refunding RB,
Southern California Edison Co., Series A,
5.00%, 6/01/35	$ 3,360	$ 3,434,357
Pima County IDA, Refunding IDRB, Tucson Electric Power,
5.75%, 9/01/29	2,185	2,257,935
Salt River Project Agricultural Improvement & Power
District, RB, Series A, 5.00%, 1/01/38	3,860	4,071,296
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	10,030	9,691,187
5.00%, 12/01/37	9,460	8,898,644
		28,353,419
California — 27.1%
Bay Area Toll Authority, Refunding RB, San Francisco
Bay Area, Series F-1, 5.63%, 4/01/44	4,445	4,933,550
California County Tobacco Securitization Agency, RB, CAB,
Stanislaus, Sub-Series C, 6.30%, 6/01/55 (a)	17,855	218,724
California HFA, RB, Home Mortgage, Series G, AMT,
5.50%, 8/01/42	6,605	6,515,172
California State Public Works Board, RB, Various Capital
Projects, Sub-Series I-1, 6.38%, 11/01/34	2,315	2,537,402
California Statewide Communities Development Authority,
RB, Health Facility, Memorial Health Services, Series A,
5.50%, 10/01/33	5,000	5,136,650
City of Lincoln California, Special Tax Bonds, Community
Facilities District No. 2003-1, 6.00%, 9/01/13 (b)	3,115	3,627,012
Foothill Eastern Transportation Corridor Agency California,
Refunding RB, CAB (a):
6.09%, 1/15/32	54,635	13,254,451
6.09%, 1/15/38	75,000	11,717,250
Golden State Tobacco Securitization Corp. California, RB,
Series 2003-A-1, 6.63%, 6/01/13 (b)	5,000	5,756,450
Los Angeles Department of Airports, RB, Series A,
5.25%, 5/15/39	1,560	1,645,145
Los Angeles Department of Airports, Refunding RB,
Senior, Los Angeles International Airport, Series A,
5.00%, 5/15/40	11,690	12,120,893
Los Angeles Regional Airports Improvement Corp.
California, Refunding RB, Facilities, LAXFUEL Corp.,
LA International, AMT (AMBAC), 5.50%, 1/01/32	13,320	13,380,340
Los Angeles Unified School District California, GO, Series D:
5.25%, 7/01/24	5,000	5,576,100
5.25%, 7/01/25	3,490	3,868,874
5.00%, 7/01/26	1,305	1,412,689
Murrieta Community Facilities District Special Tax
California, Special Tax Bonds, District No. 2, The Oaks
Improvement Area A, 6.00%, 9/01/34	5,000	4,851,650
San Francisco City & County Public Utilities Commission,
RB, Series B, 5.00%, 11/01/39	18,550	19,653,168
State of California, GO, Various Purpose:
6.00%, 3/01/33	4,970	5,708,741
6.50%, 4/01/33	20,410	23,995,425
University of California, RB, Limited Project, Series B,
4.75%, 5/15/38	9,840	9,913,111
West Valley-Mission Community College District, GO,
Election of 2004, Series A (AGM), 4.75%, 8/01/30	4,015	4,101,885
		159,924,682
Colorado — 1.6%
City of Colorado Springs Colorado, RB, Subordinate Lien,
Improvement, Series C (AGM), 5.00%, 11/15/45	2,545	2,630,792
Colorado Health Facilities Authority, Refunding RB, Series A:
Catholic Healthcare, 5.50%, 7/01/34	4,205	4,528,911
Sisters of Leavenworth, 5.00%, 1/01/40	4,310	4,392,278
Park Creek Metropolitan District Colorado, Refunding RB,
Senior, Limited Tax, Property Tax, 5.50%, 12/01/37	2,530	2,526,331
		14,078,312

	Par
Municipal Bonds	(000)	Value
Connecticut — 0.5%
Connecticut State Health & Educational Facility Authority,
RB, Ascension Health Senior Credit, 5.00%, 11/15/40 $	2,710	$ 2,838,427
Delaware — 1.3%
Delaware State EDA, RB, Exempt Facilities, Indian River
Power, 5.38%, 10/01/45	7,950	7,918,518
District of Columbia — 7.0%
District of Columbia Tobacco Settlement Financing Corp.,
Refunding RB, Asset-Backed, 6.75%, 5/15/40	23,035	23,046,978
District of Columbia, RB, CAB, Georgetown, Series A
(NPFGC) (a)(b):
6.03%, 4/01/11	15,600	3,559,920
6.03%, 4/01/11	51,185	11,002,216
District of Columbia, Refunding RB, Friendship Public
Charter School Inc. (ACA), 5.25%, 6/01/33	2,390	2,166,965
Metropolitan Washington Airports Authority, RB, First Senior
Lien, Series A:
5.00%, 10/01/39	990	1,029,927
5.25%, 10/01/44	1,545	1,630,485
		42,436,491
Florida — 4.8%
County of Miami-Dade Florida, RB, Water & Sewer System,
5.00%, 10/01/34	6,625	6,898,281
County of Miami-Dade Florida, Refunding RB, Miami
International Airport, Series A-1, 5.38%, 10/01/41	2,280	2,353,348
County of Orange Florida, Refunding RB (Syncora),
4.75%, 10/01/32	2,760	2,775,456
Miami Beach Health Facilities Authority, RB, Mount Sinai
Medical Center of Florida, 6.75%, 11/15/21	7,045	7,360,193
Stevens Plantation Community Development District,
Special Assessment Bonds, Series A, 7.10%, 5/01/35	3,710	3,080,116
Village Community Development District No. 6, Special
Assessment Bonds, 5.63%, 5/01/22	6,615	6,615,728
		29,083,122
Georgia — 1.8%
De Kalb Private Hospital Authority, Refunding RB,
Children’s Healthcare, 5.25%, 11/15/39	1,650	1,736,064
Metropolitan Atlanta Rapid Transit Authority, RB,
Third Series, 5.00%, 7/01/39	5,000	5,363,100
Richmond County Development Authority, Refunding RB,
International Paper Co. Project, Series A, AMT,
6.00%, 2/01/25	4,000	4,055,840
		11,155,004
Guam — 0.8%
Territory of Guam, GO, Series A:
6.00%, 11/15/29	1,245	1,330,930
6.75%, 11/15/29	1,775	1,966,061
7.00%, 11/15/39	1,255	1,406,115
		4,703,106
Illinois — 7.0%
Illinois Finance Authority, RB:
Advocate Health Care, Series C, 5.38%, 4/01/44	10,630	11,116,322
MJH Education Assistance IV LLC, Sub-Series B,
5.38%, 6/01/35 (c)(d)	1,675	452,216
Navistar International, Recovery Zone,
6.50%, 10/15/40	3,010	3,122,905
Illinois Finance Authority, Refunding RB:
Central DuPage Health, Series B, 5.50%, 11/01/39	3,160	3,355,794
Elmhurst Memorial Healthcare, 5.63%, 1/01/28	3,000	2,972,070
Friendship Village Schaumburg, Series A,
5.63%, 2/15/37	845	697,125
Series 05-A, 5.25%, 7/01/41	760	785,559

See Notes to Financial Statements.

24 SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Schedule of Investments (continued)

BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Illinois (concluded)
Metropolitan Pier & Exposition Authority, Refunding RB
(AGM), McCormick Place Expansion Project:
CAB, Series B, 6.23%, 6/15/43 (a)	$ 6,130	$ 836,071
CAB, Series B, 6.25%, 6/15/45 (a)	12,420	1,494,250
Series B, 5.00%, 6/15/50	6,155	6,144,106
Series B-2, 5.00%, 6/15/50	4,885	4,810,113
State of Illinois, RB, Build Illinois, Series B,
5.25%, 6/15/34	1,240	1,297,697
Village of Bolingbrook Illinois, GO, Refunding, Series B
(NPFGC) (a):
6.01%, 1/01/33	6,820	1,838,740
6.01%, 1/01/34	14,085	3,555,477
		42,478,445
Indiana — 5.9%
City of Vincennes Indiana, Refunding RB, Southwest
Indiana Regional Youth Village, 6.25%, 1/01/24	2,130	1,825,239
Indiana Finance Authority, RB, Sisters of St. Francis Health,
5.25%, 11/01/39	1,655	1,723,666
Indiana Health Facility Financing Authority, Refunding RB,
Methodist Hospital Inc., 5.50%, 9/15/31	9,000	8,150,130
Indiana Municipal Power Agency, RB, Series B,
6.00%, 1/01/39	2,150	2,363,710
Petersburg Indiana, RB, Indiana Power & Light, AMT:
5.90%, 12/01/24	5,000	5,135,250
5.95%, 12/01/29	16,000	16,369,920
		35,567,915
Kansas — 0.6%
Kansas Development Finance Authority, Refunding RB,
Sisters of Leavenworth, Series A, 5.00%, 1/01/40	3,275	3,366,995
Kentucky — 0.3%
Kentucky Economic Development Finance Authority,
Refunding RB, Owensboro Medical Health System,
Series A, 6.38%, 6/01/40	1,990	2,109,161
Kentucky Housing Corp., RB, Series F, AMT (Fannie Mae),
5.45%, 1/01/32	30	30,131
		2,139,292
Louisiana — 1.3%
Louisiana Local Government Environmental Facilities &
Community Development Authority, RB, Capital
Projects & Equipment Acquisition Program (ACA),
6.55%, 9/01/25	8,430	7,855,243
Maryland — 1.0%
Maryland Community Development Administration,
Refunding RB, Residential, Series A, AMT,
4.65%, 9/01/32	2,465	2,454,819
Maryland EDC, RB, Transportation Facilities Project,
Series A, 5.75%, 6/01/35	855	890,765
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc.,
5.75%, 9/01/25	1,760	1,796,960
Montgomery County Housing Opportunities Commission,
RB, Series D, AMT, 5.50%, 1/01/38	1,085	1,145,500
		6,288,044
Massachusetts — 0.6%
Massachusetts Health & Educational Facilities Authority,
Refunding RB, Partners Healthcare, Series J1,
5.00%, 7/01/39	3,535	3,634,970
Michigan — 1.1%
Kalamazoo Hospital Finance Authority, Refunding RB,
Bronson Methodist Hospital, 5.50%, 5/15/36	2,700	2,766,393
Michigan State Hospital Finance Authority, Refunding RB,
Henry Ford Health System, Series A, 5.25%, 11/15/46	4,230	4,221,709
		6,988,102

	Par
Municipal Bonds	(000)	Value
Mississippi — 2.5%
City of Gulfport Mississippi, RB, Memorial Hospital at
Gulfport Project, Series A, 5.75%, 7/01/31	$ 14,825	$ 14,957,980
Missouri — 0.3%
Missouri State Health & Educational Facilities Authority,
RB, Senior Living Facilities, Lutheran Senior Home,
5.50%, 2/01/42	2,035	2,028,773
Multi-State — 5.1%
Centerline Equity Issuer Trust (e)(f):
6.80%, 11/30/50	6,500	6,521,970
6.80%, 10/31/52	16,000	17,522,240
MuniMae TE Bond Subsidiary LLC, 7.50%, (e)(f)(g)	7,462	6,864,932
		30,909,142
Nebraska — 0.7%
Douglas County Hospital Authority No. 2, RB, Health
Facilities, Immanuel Obligation Group, 5.63%, 1/01/40	3,280	3,375,579
Lancaster County Hospital Authority No. 1, RB, Immanuel
Obligation Group, 5.63%, 1/01/40	600	617,484
		3,993,063
Nevada — 0.8%
County of Clark Nevada, Refunding RB, Alexander Dawson
School Nevada Project, 5.00%, 5/15/29	4,550	4,615,838
New Hampshire — 0.6%
New Hampshire Health & Education Facilities Authority,
RB, Exeter Project, 5.75%, 10/01/31	3,500	3,569,685
New Jersey — 7.1%
Middlesex County Improvement Authority, RB, Subordinate,
Heldrich Center Hotel, Series B, 6.25%, 1/01/37	3,680	550,491
New Jersey EDA, RB:
Cigarette Tax, 5.75%, 6/15/29	15,500	15,255,255
Continental Airlines Inc. Project, AMT,
7.00%, 11/15/30 (g)	15,410	15,504,463
New Jersey EDA, Special Assessment Bonds, Refunding,
Kapkowski Road Landfill Project, 6.50%, 4/01/28	8,000	8,790,320
Tobacco Settlement Financing Corp. New Jersey,
Refunding RB, Series 1A, 4.50%, 6/01/23	3,195	2,990,137
		43,090,666
New York — 5.3%
Albany Industrial Development Agency, RB, New Covenant
Charter School Project, Series A, 7.00%, 5/01/35 (c)(d)	1,820	727,927
New York City Industrial Development Agency, RB, American
Airlines Inc., JFK International Airport, AMT (g):
8.00%, 8/01/28	5,000	5,364,350
7.75%, 8/01/31	22,140	23,491,869
New York Liberty Development Corp., Refunding RB,
Second Priority, Bank of America Tower at One Bryant
Park Project, 6.38%, 7/15/49	2,400	2,571,432
		32,155,578
North Carolina — 5.5%
Gaston County Industrial Facilities & Pollution Control
Financing Authority North Carolina, RB, Exempt Facilities,
National Gypsum Co. Project, AMT, 5.75%, 8/01/35	12,130	10,044,489
North Carolina Capital Facilities Finance Agency, RB,
Series B:
Duke Energy Carolinas, 4.38%, 10/01/31	3,160	3,098,317
Duke University Project, 5.00%, 10/01/38	10,000	10,671,900
North Carolina Capital Facilities Finance Agency,
Refunding RB, Series B:
Duke Energy Carolinas, 4.63%, 11/01/40	3,160	3,074,996
Duke University Project, 4.25%, 7/01/42	3,710	3,723,393
North Carolina Medical Care Commission, RB, Duke
University Health System, Series A, 5.00%, 6/01/42	2,750	2,862,860
		33,475,955

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Schedule of Investments (continued)

BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Ohio — 2.9%
Buckeye Tobacco Settlement Financing Authority, RB,
Asset-Backed, Senior Series A-2, 6.50%, 6/01/47	$ 3,120	$ 2,608,819
County of Allen Ohio, Refunding RB, Catholic Healthcare,
Series A, 5.25%, 6/01/38	6,125	6,416,121
County of Montgomery Ohio, Refunding RB, Catholic
Healthcare, Series A, 5.00%, 5/01/39	5,450	5,691,708
Pinnacle Community Infrastructure Financing Authority,
RB, Facilities, Series A, 6.25%, 12/01/36	3,760	3,106,813
		17,823,461
Oklahoma — 1.2%
Tulsa Airports Improvement Trust, RB, Series A, Mandatory
Put Bonds, AMT, 7.75%, 6/01/35 (g)	7,175	7,419,309
Pennsylvania — 4.5%
Allegheny County Hospital Development Authority,
Refunding RB, Health System, West Penn, Series A,
5.38%, 11/15/40	3,000	2,309,400
Pennsylvania Economic Development Financing
Authority, RB:
Amtrak Project, Series A, AMT, 6.38%, 11/01/41	6,500	6,600,945
Aqua Pennsylvania Inc. Project, 5.00%, 11/15/40	3,725	3,839,693
Reliant Energy, Series A, AMT, 6.75%, 12/01/36	11,345	11,684,896
Pennsylvania Turnpike Commission, RB, Sub-Series D,
5.13%, 12/01/40	3,100	3,180,259
		27,615,193
Puerto Rico — 5.5%
Commonwealth of Puerto Rico, GO, Refunding, Public
Improvement, Series C, 6.00%, 7/01/39	5,820	6,396,879
Puerto Rico Sales Tax Financing Corp., RB:
CAB, Series A, 6.58%, 8/01/31 (a)	10,000	2,861,600
CAB, Series A, 6.66%, 8/01/33 (a)	12,670	3,143,680
CAB, Series A, 6.67%, 8/01/36 (a)	40,000	8,136,000
First Sub-Series A, 6.50%, 8/01/44	10,900	12,547,426
		33,085,585
South Carolina — 1.0%
South Carolina Jobs-EDA, Refunding RB:
Palmetto Health Alliance, Series A, 6.25%, 8/01/31	5,075	5,222,784
Palmetto Health, Series C, 6.88%, 8/01/13 (b)	990	1,151,855
		6,374,639
Tennessee — 0.9%
Knox County Health Educational & Housing Facilities
Board Tennessee, Refunding RB, CAB, Series A (AGM),
5.70%, 1/01/20 (a)	5,055	3,143,654
Rutherford County Health & Educational Facilities
Board, RB, Ascension Health Senior Credit Group,
5.00%, 11/15/40	2,015	2,119,719
		5,263,373
Texas — 15.0%
Brazos River Authority, RB, TXU Electric, Series A, AMT,
8.25%, 10/01/30	4,370	1,660,600
Brazos River Authority, Refunding RB, TXU Electric Co.
Project, Series C, Mandatory Put Bonds, AMT,
5.75%, 5/01/36 (g)	4,125	3,918,750
City of Dallas Texas, Refunding RB, 5.00%, 10/01/35	2,970	3,196,047
City of Houston Texas, RB, Senior Lien, Series A,
5.50%, 7/01/39	3,000	3,242,130
City of Houston Texas, Refunding RB, Combined, First Lien,
Series A (AGC), 6.00%, 11/15/35	16,425	19,027,048
Harris County-Houston Sports Authority, Refunding RB
(NPFGC) (a):
CAB, Junior Lien, Series H, 6.12%, 11/15/35	5,000	787,150
CAB, Senior Lien, Series A, 5.95%, 11/15/38	12,580	1,802,211
Third Lien, Series A-3, 5.97%, 11/15/37	26,120	3,411,533

	Par
Municipal Bonds	(000)	Value
Texas (concluded)
Lower Colorado River Authority, Refunding RB:
(NPFGC), 5.00%, 5/15/13 (b)	$ 50	$ 55,333
(NPFGC), 5.00%, 5/15/13 (b)	70	77,355
(NPFGC), 5.00%, 5/15/31	2,275	2,316,792
LCRA Transmission Services Project (AMBAC),
4.75%, 5/15/34	230	230,375
Series A (NPFGC), 5.00%, 5/15/13 (b)	5	5,533
North Texas Tollway Authority, RB, Toll, 2nd Tier, Series F,
6.13%, 1/01/31	12,180	13,141,611
San Antonio Energy Acquisition Public Facility Corp., RB,
Gas Supply, 5.50%, 8/01/25	6,540	7,055,548
State of Texas, GO, Transportation Community, Mobility
Fund, Series A, 4.75%, 4/01/35	4,000	4,095,920
Tarrant County Cultural Education Facilities Finance
Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	7,930	8,467,813
Texas Private Activity Bond Surface Transportation Corp.,
RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed
Lanes Project, 7.00%, 6/30/40	8,475	9,212,155
NTE Mobility Partners LLC, North Tarrant Express
Managed Lanes Project, 6.88%, 12/31/39	7,590	8,236,213
Texas State Affordable Housing Corp., RB, American
Opportunity Housing Portfolio, Junior Series B,
8.00%, 3/01/32 (c)(d)	4,435	212,658
Texas State Turnpike Authority, RB, First Tier, Series A
(AMBAC), 5.00%, 8/15/42	740	719,739
		90,872,514
Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services Inc.,
5.00%, 8/15/41	7,150	7,433,140
Virginia — 2.5%
City of Norfolk Virginia, Refunding RB, Series B (AMBAC),
5.50%, 2/01/31	2,635	2,635,580
Tobacco Settlement Financing Corp. Virginia,
Refunding RB, Senior Series B1, 5.00%, 6/01/47	5,780	4,057,907
Virginia Commonwealth Transportation Board, RB, CAB,
Contract, Route 28 (NPFGC), 5.29%, 4/01/32 (a)	8,105	2,653,820
Virginia HDA, RB, Sub-Series H-1 (NPFGC),
5.35%, 7/01/31	5,775	5,817,850
		15,165,157
Wisconsin — 2.3%
Wisconsin Health & Educational Facilities Authority, RB:
Ascension Health Senior Credit Group,
5.00%, 11/15/30	3,210	3,384,207
Ascension Health Senior Credit Group,
5.00%, 11/15/33	1,640	1,709,126
Aurora Health Care, 6.40%, 4/15/33	7,500	7,710,450
Wisconsin Health & Educational Facilities Authority,
Refunding RB, Froedtert & Community Health Inc.,
5.38%, 10/01/30	1,205	1,227,907
		14,031,690
Total Municipal Bonds — 132.3%		802,690,828
Municipal Bonds Transferred to
Tender Option Bond Trusts (h)
Alabama — 0.8%
Alabama Special Care Facilities Financing Authority-
Birmingham, Refunding RB, Ascension Health Senior
Credit, Series C-2, 5.00%, 11/15/36	4,548	4,681,839
California — 3.1%
California Educational Facilities Authority, RB, University of
Southern California, Series A, 5.25%, 10/01/39	5,115	5,538,062
Los Angeles Community College District California, GO,
Election of 2001, Series A (AGM), 5.00%, 8/01/32	4,500	4,720,365

See Notes to Financial Statements.

26 SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Schedule of Investments (concluded)

BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to	Par
Tender Option Bond Trusts (h)	(000)	Value
California (concluded)
San Diego Community College District California, GO,
Election of 2002, 5.25%, 8/01/33	$ 3,260	$ 3,536,225
University of California, RB, Series C (NPFGC),
4.75%, 5/15/37	5,000	5,038,800
		18,833,452
Colorado — 2.1%
Colorado Health Facilities Authority, RB (AGM),
Catholic Health:
Series C-3, 5.10%, 10/01/41	7,600	7,814,472
Series C-7, 5.00%, 9/01/36	4,860	4,994,622
		12,809,094
Connecticut — 3.3%
Connecticut State Health & Educational Facility Authority,
RB, Yale University:
Series T-1, 4.70%, 7/01/29	9,400	10,092,216
Series X-3, 4.85%, 7/01/37	9,360	9,877,514
		19,969,730
Illinois — 1.4%
Chicago Housing Authority, Refunding RB (AGM),
5.00%, 7/01/24	8,232	8,718,403
Massachusetts — 1.2%
Massachusetts Water Resources Authority, Refunding RB,
General, Series A, 5.00%, 8/01/41	6,770	7,093,267
New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority,
Refunding RB, Dartmouth College, 5.25%, 6/01/39	3,988	4,383,893
New York — 4.4%
New York City Municipal Water Finance Authority, RB,
Series FF-2, 5.50%, 6/15/40	3,074	3,469,961
New York State Dormitory Authority, ERB, Series F,
5.00%, 3/15/35	16,709	17,454,636
New York State Environmental Facilities Corp., RB,
Revolving Funds, New York City Municipal Water Project,
Series B, 5.00%, 6/15/31	5,370	5,483,361
		26,407,958
Virginia — 1.9%
University of Virginia, Refunding RB, General,
5.00%, 6/01/40	10,750	11,527,225
Washington — 3.5%
Central Puget Sound Regional Transit Authority, RB,
Series A (AGM), 5.00%, 11/01/32	5,459	5,758,873
State of Washington, GO, Various Purpose, Series E,
5.00%, 2/01/34	14,487	15,454,455
		21,213,328
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 22.4%		135,638,189
Total Long-Term Investments
(Cost — $926,851,222) — 154.7%		938,329,017
Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.13% (i)(j)	2,847,544	2,847,544
Total Short-Term Securities
(Cost — $2,847,544) — 0.5%		2,847,544
Total Investments (Cost — $929,698,766*) — 155.2		941,176,561
Other Assets Less Liabilities — 1.9%		11,556,262
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (12.4)%		(75,241,751)
Preferred Shares, at Redemption Value — (44.7)%		(270,891,235)
Net Assets Applicable to Common Shares — 100.0%		$ 606,599,837

* The cost and unrealized appreciation (depreciation) of investments as of October 31,

2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 850,076,689
Gross unrealized appreciation	$ 41,261,813
Gross unrealized depreciation	(25,344,088)
Net unrealized appreciation	$ 15,917,725

(a) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c) Issuer filed for bankruptcy and/or is in default of interest payments.
(d) Non-income producing security.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local govern-
ments, or their respective agencies or authorities. The security is subject to remarket-
ing prior to its stated maturity.
(g) Variable rate security. Rate shown is as of report date.
(h) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial
Statements for details of municipal bonds transferred to tender option bond trusts.
(i) Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:

	Shares Held at		Shares Held at
	April 30,	Net	October 31,
Affiliate	2010	Activity	2010	Income
FFI Institutional
Tax-Exempt Fund	22,810,780	(19,963,236)	2,847,544	$ 7,290

(j) Represents the current yield as of report date.
• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Trust’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of October 31, 2010 in deter-
mining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term
Investments[1]	—	$938,329,017	—	$938,329,017
Short-Term
Securities	$ 2,847,544	—	—	2,847,544
Total	$ 2,847,544	$938,329,017	—	$941,176,561

1 See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Schedule of Investments October 31, 2010 (Unaudited)

BlackRock Pennsylvania Strategic Municipal Trust (BPS)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Pennsylvania — 106.0%
Corporate — 3.9%
Beaver County IDA, Refunding RB, FirstEnergy, Mandatory
Put Bonds, 3.38%, 1/01/35 (a)	$ 200	$ 199,522
Pennsylvania Economic Development Financing Authority,
RB, Aqua Pennsylvania Inc. Project, Series A, AMT,
6.75%, 10/01/18	600	719,406
Pennsylvania Economic Development Financing Authority,
Refunding RB, Aqua Pennsylvania Inc. Project, Series A,
AMT, 5.00%, 12/01/34 (b)	200	198,882
		1,117,810
County/City/Special District/School District — 12.6%
Delaware Valley Regional Financial Authority, RB, Series A
(AMBAC), 5.50%, 8/01/28	1,500	1,626,270
Marple Newtown School District, GO (AGM),
5.00%, 6/01/31	600	640,980
Owen J Roberts School District, GO, 4.75%, 11/15/25	700	751,800
Philadelphia School District, GO, Series E, 6.00%, 9/01/38	100	109,051
Scranton School District Pennsylvania, GO, Series A
(AGM), 5.00%, 7/15/38	500	518,335
		3,646,436
Education — 15.3%
Adams County IDA, Refunding RB, Gettysburg College:
5.00%, 8/15/24	100	109,646
5.00%, 8/15/25	100	108,963
4.50%, 8/15/27	140	144,358
Cumberland County Municipal Authority, RB, AICUP
Financing Program, Dickinson College Project,
5.00%, 11/01/39	200	201,008
Delaware County Authority Pennsylvania, RB, Villanova
University, 5.25%, 12/01/31	100	108,491
Delaware County Authority, RB, Haverford College:
5.00%, 11/15/35	415	445,606
5.00%, 11/15/40	300	321,387
Lancaster Higher Education Authority, RB, Franklin &
Marshall College Project, 5.00%, 4/15/37	500	515,045
Pennsylvania Higher Educational Facilities Authority, RB:
Drexel University, Series A (NPFGC), 5.00%, 5/01/37	250	255,030
Thomas Jefferson University, 5.00%, 3/01/40	1,000	1,041,600
Pennsylvania Higher Educational Facilities Authority,
Refunding RB, Saint Joseph’s University, Series A:
5.00%, 11/01/34	200	207,822
5.00%, 11/01/40	300	306,876
Swarthmore Borough Authority, Refunding RB, Series A,
4.30%, 9/15/28	285	293,342
University of Pittsburgh Pennsylvania, RB, Capital Project,
Series B, 5.00%, 9/15/28	350	387,289
		4,446,463
Health — 40.2%
Allegheny County Hospital Development Authority,
Refunding RB, Health System, West Penn, Series A:
5.00%, 11/15/28	250	198,335
5.38%, 11/15/40	220	169,356
Berks County Municipal Authority, Refunding RB,
Reading Hospital & Medical Center Project, Series A-3,
5.50%, 11/01/31	500	539,375
Bucks County IDA, Refunding RB, Pennswood Village
Project, Series A, 6.00%, 10/01/12 (c)	1,150	1,270,704
Cumberland County Municipal Authority, RB, Diakon
Lutheran, 6.38%, 1/01/39	500	528,440
Dauphin County General Authority, Refunding RB, Pinnacle
Health System Project, Series A, 6.00%, 6/01/29	500	536,705
Franklin County IDA Pennsylvania, RB, Chambersburg
Hospital Project, 5.38%, 7/01/42	415	423,914

	Par
Municipal Bonds	(000)	Value
Pennsylvania (continued)
Health (concluded)
Lehigh County General Purpose Authority, Refunding RB,
Hospital, Saint Luke’s Bethlehem, 5.38%, 8/15/13 (c)	$ 2,000	$ 2,255,000
Lycoming County Authority, Refunding RB, Susquehanna
Health System Project, Series A, 5.75%, 7/01/39	210	218,259
Monroe County Hospital Authority Pennsylvania,
Refunding RB, Hospital, Pocono Medical Center,
5.13%, 1/01/37	345	343,741
Montgomery County Higher Education & Health Authority,
Refunding RB, Abington Memorial Hospital, Series A,
5.13%, 6/01/33	370	375,502
Montgomery County IDA Pennsylvania, RB, Acts
Retirement Life Community:
5.25%, 11/15/28	1,250	1,244,200
Series A, 4.50%, 11/15/36	390	323,205
New Regional Medical Center Project (FHA),
5.38%, 8/01/38	535	563,815
Pennsylvania Higher Educational Facilities Authority, RB,
University of Pittsburgh Medical Center, Series E,
5.00%, 5/15/31	1,000	1,036,070
South Fork Municipal Authority, Refunding RB, Conemaugh
Valley Memorial, Series B (AGC), 5.38%, 7/01/35	245	254,435
Southcentral General Authority Pennsylvania,
Refunding RB, Wellspan Health Obligor Group,
Series A, 6.00%, 6/01/29	1,250	1,393,837
		11,674,893
Housing — 9.5%
Pennsylvania HFA, RB:
Series 94-A, AMT, 5.10%, 10/01/31	150	152,274
Series 95-A, AMT, 4.90%, 10/01/37	1,000	1,006,040
Series 103C, 5.40%, 10/01/33	5	5,283
Pennsylvania HFA, Refunding RB, AMT:
S/F Mortgage, Series 92-A, 4.75%, 4/01/31	110	109,996
Series 97A, 4.65%, 10/01/31	1,300	1,282,840
Series 99A, 5.15%, 4/01/38	200	212,504
		2,768,937
State — 2.0%
Commonwealth of Pennsylvania, GO, First Series,
5.00%, 3/15/29	275	303,039
State Public School Building Authority, Refunding RB,
Harrisburg School District Project, Series A (AGC),
5.00%, 11/15/33	250	263,313
		566,352
Transportation — 14.2%
City of Philadelphia Pennsylvania, RB, Series A,
5.00%, 6/15/40 (b)	400	404,856
Delaware River Port Authority, RB, Series D,
5.00%, 1/01/40	750	781,890
Pennsylvania Economic Development Financing Authority,
RB, Amtrak Project, Series A, AMT:
6.25%, 11/01/31	1,000	1,015,760
6.38%, 11/01/41	1,000	1,015,530
Pennsylvania Turnpike Commission, RB, Series A (AMBAC),
5.25%, 12/01/32	870	908,367
		4,126,403
Utilities — 8.3%
City of Philadelphia Pennsylvania, RB:
Ninth Series, 5.25%, 8/01/40	270	272,317
Series A, 5.25%, 1/01/36	100	105,214
Series C (AGM), 5.00%, 8/01/40	350	363,391
Delaware County IDA Pennsylvania, RB, Water Facilities,
AMT (NPFGC), 6.00%, 6/01/29	1,250	1,253,400

See Notes to Financial Statements.

28 SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Schedule of Investments (continued)

BlackRock Pennsylvania Strategic Municipal Trust (BPS)

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Pennsylvania (concluded)
Utilities (concluded)
Montgomery County IDA Pennsylvania, RB,
Aqua Pennsylvania Inc. Project, Series A, AMT,
5.25%, 7/01/42	$ 300	$ 308,559
Pennsylvania Economic Development Financing Authority,
RB, Philadelphia Biosolids Facility, 6.25%, 1/01/32	100	107,952
		2,410,833
Total Municipal Bonds in Pennsylvania		30,758,127
Multi-State – 11.8%
Housing — 11.8%
MuniMae TE Bond Subsidiary LLC,
7.50%, 6/30/49 (a)(d)(e)	3,731	3,432,466
Total Municipal Bonds in Multi-State		3,432,466
Puerto Rico — 18.2%
State — 15.6%
Commonwealth of Puerto Rico, GO, Refunding,
Sub-Series C-7 (NPFGC), 6.00%, 7/01/27	1,385	1,503,459
Puerto Rico Public Buildings Authority, Refunding RB,
Government Facilities, Series N, 5.00%, 7/01/37	300	295,632
Puerto Rico Public Finance Corp., RB, Commonwealth
Appropriation, Series E, 5.50%, 2/01/12 (c)	1,495	1,586,868
Puerto Rico Sales Tax Financing Corp., RB, First
Sub-Series A, 6.38%, 8/01/39	1,000	1,142,930
		4,528,889
Utilities — 2.6%
Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien,
Series A, 6.00%, 7/01/38	200	214,176
Puerto Rico Electric Power Authority, RB, Series WW,
5.50%, 7/01/38	500	525,480
		739,656
Total Municipal Bonds in Puerto Rico		5,268,545
U.S. Virgin Islands — 0.4%
State — 0.4%
Virgin Islands Public Finance Authority, RB, Senior Lien,
Capital Projects, Series A-1, 5.00%, 10/01/39	100	99,541
Total Municipal Bonds in U.S. Virgin Islands		99,541
Total Municipal Bonds — 136.4%		39,558,679
Municipal Bonds Transferred to
Tender Option Bond Trusts (f)
Pennsylvania — 28.6%
Education — 5.4%
Pennsylvania Higher Educational Facilities Authority,
Refunding RB, Trustees of the University of Pennsylvania,
Series C, 4.75%, 7/15/35	500	509,475
Pennsylvania State University, RB, 5.00%, 3/01/40	1,000	1,074,820
		1,584,295
Health — 9.0%
Geisinger Authority, RB, Series A:
5.13%, 6/01/34	500	525,310
5.25%, 6/01/39	1,000	1,052,900
Philadelphia Hospitals & Higher Education Facilities
Authority, Refunding RB, Jefferson Health System,
Series B, 5.00%, 5/15/40	1,000	1,028,260
		2,606,470

Municipal Bonds Transferred to	Par
Tender Option Bond Trusts (f)	(000)	Value
Pennsylvania (concluded)
Housing — 3.5%
Pennsylvania HFA, Refunding RB:
Series 96-A, AMT, 4.70%, 10/01/37	$ 500	$ 489,510
Series 105C, 5.00%, 10/01/39	500	518,410
		1,007,920
State — 6.8%
Commonwealth of Pennsylvania, GO, First Series,
5.00%, 3/15/28	825	912,623
Pennsylvania Turnpike Commission, RB, Series C of 2003
Pennsylvania Turnpike (NPFGC), 5.00%, 12/01/32	1,000	1,050,850
		1,963,473
Transportation — 3.9%
City of Philadelphia Pennsylvania, RB, Series A,
AMT (AGM), 5.00%, 6/15/37	1,150	1,144,905
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 28.6%		8,307,063
Total Long-Term Investments
(Cost — $46,236,904) — 165.0%		47,865,742
Short-Term Securities	Shares
BIF Pennsylvania Municipal Money Fund 0.00% (g)(h)	1,405,525	1,405,525
Total Short-Term Securities
(Cost — $1,405,525) — 4.8%		1,405,525
Total Investments (Cost — $47,642,429*) — 169.8%		49,271,267
Other Assets Less Liabilities — 0.7%		190,777
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (14.2)%		(4,128,175)
Preferred Shares, at Redemption Value — (56.3)%		(16,325,762)
Net Assets Applicable to Common Shares — 100.0%		$ 29,008,107

* The cost and unrealized appreciation (depreciation) of investments as of October 31,
2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 43,388,703
Gross unrealized appreciation	$ 2,189,048
Gross unrealized depreciation	(431,239)
Net unrealized appreciation	$ 1,757,809

(a) Variable rate security. Rate shown is as of report date.
(b) When-issued security. Unsettled when-issued transactions were as follows:

Unrealized
Appreciation
Counterparty	Value	(Depreciation)
Merrill Lynch & Co., Inc.	$ 404,856	$ (600)
Pershing LLC	$ 198,882	$ 270

(c) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.
(f) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial
Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Schedule of Investments (concluded)

BlackRock Pennsylvania Strategic Municipal Trust (BPS)

(g) Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:

	Shares Held at		Shares Held at
	April 30,	Net	October 31,
Affiliate	2010	Activity	2010	Income
BIF Pennsylvania
Municipal Money
Fund	455,164	950,361	1,405,525	—

(h) Represents the current yield as of report date.

• For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management.
This definition may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.
• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Trust’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of October 31, 2010 in deter-
mining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term
Investments[1]	—	$ 47,865,742	—	$ 47,865,742
Short-Term
Securities	$ 1,405,525	—	—	1,405,525
Total	$ 1,405,525	$ 47,865,742	—	$ 49,271,267
[1] See above Schedule of Investments for values in each sector.

See Notes to Financial Statements.

30 SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Schedule of Investments October 31, 2010 (Unaudited)

BlackRock Strategic Municipal Trust (BSD)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Arizona — 3.7%
Maricopa County Pollution Control Corp., Refunding
RB, Southern California Edison Co., Series A,
5.00%, 6/01/35	$ 540	$ 551,950
Pima County IDA, Refunding IDRB, Tucson Electric Power,
5.75%, 9/01/29	350	361,683
Salt River Project Agricultural Improvement & Power
District, RB, Series A, 5.00%, 1/01/38	625	659,213
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	1,320	1,241,671
San Luis Facility Development Corp., RB, Senior Lien,
Regional Detention Center Project:
6.25%, 5/01/15	210	204,364
7.00%, 5/01/20	210	204,336
7.25%, 5/01/27	420	396,900
		3,620,117
California — 15.0%
Bay Area Toll Authority, Refunding RB, San Francisco
Bay Area, Series F-1, 5.63%, 4/01/44	720	799,135
California County Tobacco Securitization Agency, RB, CAB,
Stanislaus, Sub-Series C, 6.30%, 6/01/55 (a)	3,095	37,914
California State Public Works Board, RB, Various Capital
Projects, Sub-Series I-1, 6.38%, 11/01/34	375	411,026
Los Angeles Department of Airports, RB, Series A,
5.25%, 5/15/39	250	263,645
Los Angeles Department of Airports, Refunding RB,
Senior, Los Angeles International Airport, Series A,
5.00%, 5/15/40	1,875	1,944,112
Los Angeles Unified School District California, GO,
Series D, 5.00%, 7/01/26	1,585	1,715,794
San Francisco City & County Public Utilities Commission,
RB, Series B, 5.00%, 11/01/39	2,965	3,141,329
State of California, GO, Various Purpose:
6.00%, 3/01/33	800	918,912
6.50%, 4/01/33	650	764,185
University of California, RB, Limited Project, Series B,
4.75%, 5/15/38	1,285	1,294,548
West Valley-Mission Community College District, GO,
Election of 2004, Series A (AGM), 4.75%, 8/01/30	3,350	3,422,494
		14,713,094
Colorado — 5.5%
City of Colorado Springs Colorado, RB, Subordinate Lien,
Improvement, Series C (AGM), 5.00%, 11/15/45	395	408,316
Colorado Health Facilities Authority, Refunding RB:
Catholic Healthcare, Series A, 5.50%, 7/01/34	680	732,380
Sisters of Leavenworth, Series A, 5.00%, 1/01/40	690	703,172
Northwest Parkway Public Highway Authority Colorado, RB,
CAB, Senior Series B (AGM), 6.30%, 6/15/11 (a)(b)	10,000	3,114,100
Park Creek Metropolitan District Colorado, Refunding RB,
Senior, Limited Tax, Property Tax, 5.50%, 12/01/37	440	439,362
		5,397,330
Delaware — 1.3%
Delaware State EDA, RB, Exempt Facilities, Indian River
Power, 5.38%, 10/01/45	1,280	1,274,931
District of Columbia — 0.7%
Metropolitan Washington Airports Authority, RB, First
Senior Lien, Series A:
5.00%, 10/01/39	160	166,453
5.25%, 10/01/44	465	490,728
		657,181

	Par
Municipal Bonds	(000)	Value
Florida — 7.4%
Arborwood Community Development District, Special
Assessment Bonds, Master Infrastructure Projects,
Series B, 5.10%, 5/01/14	$ 1,425	$ 1,126,178
County of Miami-Dade Florida, Refunding RB, Miami
International Airport, Series A-1, 5.38%, 10/01/41	370	381,903
Hillsborough County IDA, RB, National Gypsum Co.,
Series A, AMT, 7.13%, 4/01/30	3,300	3,216,906
Miami Beach Health Facilities Authority, RB, Mount Sinai
Medical Center of Florida, 6.75%, 11/15/21	1,170	1,222,346
Sumter Landing Community Development District Florida,
RB, Sub-Series B, 5.70%, 10/01/38	1,540	1,281,141
		7,228,474
Georgia — 1.5%
De Kalb Private Hospital Authority, Refunding RB,
Children’s Healthcare, 5.25%, 11/15/39	265	278,822
Metropolitan Atlanta Rapid Transit Authority, RB, Third
Series, 5.00%, 7/01/39	1,095	1,174,519
		1,453,341
Guam — 0.8%
Territory of Guam, GO, Series A:
6.00%, 11/15/19	200	213,804
6.75%, 11/15/29	290	321,216
7.00%, 11/15/39	195	218,480
		753,500
Illinois — 11.1%
Illinois Finance Authority, RB:
MJH Education Assistance IV LLC, Sub-Series B,
5.38%, 6/01/35 (c)(d)	300	80,994
Navistar International, Recovery Zone,
6.50%, 10/15/40	485	503,192
Northwestern University, 5.00%, 12/01/33	5,000	5,188,200
Illinois Finance Authority, Refunding RB:
Central DuPage Health, Series B, 5.50%, 11/01/39	2,500	2,654,900
Friendship Village Schaumburg, Series A,
5.63%, 2/15/37	145	119,625
Metropolitan Pier & Exposition Authority, Refunding
RB (AGM):
CAB, McCormick Place Expansion Project, Series B,
6.25%, 6/15/44 (a)	2,980	381,142
McCormick Place Expansion Project, Series B,
5.00%, 6/15/50	990	988,248
McCormick Place Expansion Project, Series B-2,
5.00%, 6/15/50	785	772,966
State of Illinois, RB, Build Illinois, Series B,
5.25%, 6/15/34	200	209,306
		10,898,573
Indiana — 2.3%
Indiana Finance Authority, RB, Sisters of St. Francis Health,
5.25%, 11/01/39	270	281,202
Indiana Finance Authority, Refunding RB, Ascension
Health Senior Credit, Series B-5, 5.00%, 11/15/36	500	509,645
Indiana Health Facility Financing Authority, Refunding RB,
Methodist Hospital Inc., 5.38%, 9/15/22	1,060	1,034,952
Indiana Municipal Power Agency, RB, Series B,
6.00%, 1/01/39	350	384,790
		2,210,589
Kansas — 0.5%
Kansas Development Finance Authority, Refunding RB,
Sisters of Leavenworth, Series A, 5.00%, 1/01/40	525	539,747

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Schedule of Investments (continued)

BlackRock Strategic Municipal Trust (BSD)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Kentucky — 8.4%
Kentucky Economic Development Finance Authority,
Refunding RB:
Norton Healthcare Inc., Series B (NPFGC),
6.20%, 10/01/24 (a)	$ 16,870	$ 7,883,182
Owensboro Medical Health System, Series A,
6.38%, 6/01/40	320	339,162
		8,222,344
Maryland — 2.9%
Maryland Community Development Administration,
Refunding RB, Residential, Series A, AMT,
4.70%, 9/01/37	2,500	2,466,050
Maryland EDC, RB, Transportation Facilities Project,
Series A, 5.75%, 6/01/35	135	140,647
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc.,
5.75%, 9/01/25	260	265,460
		2,872,157
Massachusetts — 0.6%
Massachusetts Health & Educational Facilities Authority,
Refunding RB, Partners Healthcare, Series J1,
5.00%, 7/01/39	570	586,120
Michigan — 1.2%
Kalamazoo Hospital Finance Authority, Refunding RB,
Bronson Methodist Hospital, 5.50%, 5/15/36	435	445,697
Michigan State Hospital Finance Authority, Refunding RB,
Henry Ford Health System, Series A, 5.25%, 11/15/46	730	728,569
		1,174,266
Missouri — 0.3%
Missouri State Health & Educational Facilities Authority,
RB, Senior Living Facilities, Lutheran Senior Home,
5.50%, 2/01/42	330	328,990
Montana — 0.8%
Montana Facility Finance Authority, Refunding RB,
Sisters of Leavenworth, Series A, 4.75%, 1/01/40	715	739,682
Multi-State — 5.5%
Centerline Equity Issuer Trust, 7.60%, 12/15/50 (e)(f)	2,000	2,008,080
MuniMae TE Bond Subsidiary LLC,
7.50%, 6/30/49 (e)(f)(g)	3,731	3,432,466
		5,440,546
Nebraska — 0.8%
Douglas County Hospital Authority No. 2, RB, Health
Facilities, Immanuel Obligation Group, 5.63%, 1/01/40	720	740,981
Nevada — 0.9%
County of Clark Nevada, Refunding RB, Alexander Dawson
School Nevada Project, 5.00%, 5/15/29	880	892,734
New Jersey — 4.7%
Middlesex County Improvement Authority, RB, Subordinate,
Heldrich Center Hotel, Series B, 6.25%, 1/01/37	645	96,486
New Jersey EDA, RB:
Cigarette Tax, 5.50%, 6/15/24	1,790	1,791,808
Continental Airlines Inc. Project, AMT, 6.63%, 9/15/12	500	506,755
New Jersey State Turnpike Authority, RB, Series E,
5.25%, 1/01/40	1,355	1,463,183
Tobacco Settlement Financing Corp. New Jersey,
Refunding RB, Series 1A, 4.50%, 6/01/23	800	748,704
		4,606,936

	Par
Municipal Bonds	(000)	Value
New York — 3.8%
Albany Industrial Development Agency, RB,
New Covenant Charter School Project, Series A, 7.00%,
5/01/35 (c)(d)	$ 315	$ 125,987
New York City Industrial Development Agency, RB,
American Airlines Inc., JFK International Airport, AMT,
7.75%, 8/01/31 (g)	3,000	3,183,180
New York Liberty Development Corp., Refunding RB,
Second Priority, Bank of America Tower at One Bryant
Park Project, 6.38%, 7/15/49	385	412,501
		3,721,668
North Carolina — 1.8%
North Carolina Capital Facilities Finance Agency, RB,
Duke Energy Carolinas, Series B, 4.38%, 10/01/31	505	495,142
North Carolina Capital Facilities Finance Agency,
Refunding RB, Duke Energy Carolinas, Series B,
4.63%, 11/01/40	505	491,415
North Carolina Medical Care Commission, RB, Duke
University Health System, Series A, 5.00%, 6/01/42	440	458,058
North Carolina Municipal Power Agency No. 1 Catawba,
Refunding RB, Series A, 5.00%, 1/01/30	340	357,670
		1,802,285
Ohio — 1 8%
Buckeye Tobacco Settlement Financing Authority, RB,
Asset-Backed, Senior Series A-2, 6.50%, 6/01/47	1,000	836,160
County of Montgomery Ohio, Refunding RB, Catholic
Healthcare, Series A, 5.00%, 5/01/39	885	924,249
		1,760,409
Oklahoma — 1.3%
Tulsa Airports Improvement Trust, RB, Series A, Mandatory
Put Bonds, AMT, 7.75%, 6/01/35 (g)	1,225	1,266,711
Pennsylvania — 8.4%
Allegheny County Hospital Development Authority,
Refunding RB, Health System, West Penn, Series A,
5.38%, 11/15/40	750	577,350
Pennsylvania Economic Development Financing
Authority, RB:
Amtrak Project, Series A, AMT, 6.50%, 11/01/16	1,000	1,027,180
Amtrak Project, Series A, AMT, 6.13%, 11/01/21	700	712,992
Amtrak Project, Series A, AMT, 6.25%, 11/01/31	1,000	1,015,760
Aqua Pennsylvania Inc. Project, 5.00%, 11/15/40	600	618,474
Reliant Energy, Series A, AMT, 6.75%, 12/01/36	2,000	2,059,920
Pennsylvania Turnpike Commission, RB, Sub-Series B,
5.25%, 6/01/39	2,175	2,261,130
		8,272,806
Puerto Rico — 3.1%
Commonwealth of Puerto Rico, GO, Refunding, Public
Improvement, Series C, 6.00%, 7/01/39	940	1,033,173
Puerto Rico Sales Tax Financing Corp., RB, First
Sub-Series A, 6.50%, 8/01/44	1,770	2,037,518
		3,070,691
South Carolina — 3.0%
South Carolina Jobs-EDA, Refunding RB, Palmetto Health,
Series C (b):
7.00%, 8/01/13	2,225	2,583,403
7.00%, 8/01/13	275	320,853
		2,904,256

See Notes to Financial Statements.

32 SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Schedule of Investments (continued)

BlackRock Strategic Municipal Trust (BSD)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Texas — 16.1%
Brazos River Authority, RB, TXU Electric, Series A, AMT,
8.25%, 10/01/30	$ 730	$ 277,400
Brazos River Authority, Refunding RB, TXU Electric Co.
Project, Series C, Mandatory Put Bonds, AMT,
5.75%, 5/01/36 (g)	705	669,750
City of Dallas Texas, Refunding RB, 5.00%, 10/01/35	475	511,152
City of Houston Texas, RB, Senior Lien, Series A,
5.50%, 7/01/39	485	524,144
City of Houston Texas, Refunding RB, Combined, First Lien,
Series A (AGC), 6.00%, 11/15/35	2,730	3,162,487
Harris County-Houston Sports Authority, Refunding RB, CAB,
Senior Lien, Series A (NPFGC), 6.18%, 11/15/38 (a)	4,750	680,485
La Joya ISD Texas, GO (PSF-GTD), 5.00%, 2/15/34	4,060	4,190,245
La Vernia Higher Education Finance Corp., RB, KIPP Inc.,
6.38%, 8/15/44	500	528,525
North Texas Tollway Authority, RB, Toll, 2nd Tier, Series F,
6.13%, 1/01/31	1,025	1,105,924
Tarrant County Cultural Education Facilities Finance Corp.,
RB, Scott & White Healthcare, 6.00%, 8/15/45	1,270	1,356,131
Texas Private Activity Bond Surface Transportation
Corp., RB:
Senior Lien, LBJ Infrastructure Group LLC, LBJ Freeway
Managed Lanes Project, 7.00%, 6/30/40	1,355	1,472,858
Senior Lien, NTE Mobility Partners LLC, North Tarrant
Express Managed Lanes Project, 6.88%, 12/31/39	1,220	1,323,871
		15,802,972
Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services Inc.,
5.00%, 8/15/41	1,150	1,195,540
Virginia — 4.8%
City of Norfolk Virginia, Refunding RB, Series B (AMBAC),
5.50%, 2/01/31	420	420,093
Tobacco Settlement Financing Corp. Virginia,
Refunding RB, Senior Series B1, 5.00%, 6/01/47	850	596,751
University of Virginia, Refunding RB, General,
5.00%, 6/01/40	2,500	2,680,750
Virginia HDA, RB, Sub-Series H-1 (NPFGC),
5.35%, 7/01/31	960	967,123
		4,664,717
Wisconsin — 2.3%
Wisconsin Health & Educational Facilities Authority,
RB, Ascension Health Credit Group, Series A,
5.00%, 11/15/31	2,165	2,248,374
Wyoming — 1.2%
County of Sweetwater Wyoming, Refunding RB, Idaho
Power Co. Project, 5.25%, 7/15/26	975	1,053,419
Wyoming Municipal Power Agency, RB, Series A,
5.00%, 1/01/42	95	96,394
		1,149,813
Total Municipal Bonds — 124.7%		122,211,875
Municipal Bonds Transferred to
Tender Option Bond Trusts (h)
Alabama — 0.8%
Alabama Special Care Facilities Financing Authority-
Birmingham, Refunding RB, Ascension Health Senior
Credit, Series C-2, 5.00%, 11/15/36	760	782,021

Municipal Bonds Transferred to	Par
Tender Option Bond Trusts (h)	(000)	Value
California — 2.4%
California Educational Facilities Authority, RB, University of
Southern California, Series A, 5.25%, 10/01/39	$ 855	$ 925,717
Los Angeles Community College District California, GO,
Election of 2001, Series A (AGM), 5.00%, 8/01/32	740	776,238
San Diego Community College District California, GO,
Election of 2002, 5.25%, 8/01/33	553	600,185
		2,302,140
Colorado — 2.1%
Colorado Health Facilities Authority, RB, Catholic
Health (AGM):
Series C-3, 5.10%, 10/01/41	1,210	1,244,146
Series C-7, 5.00%, 9/01/36	780	801,606
		2,045,752
Connecticut — 3.4%
Connecticut State Health & Educational Facility Authority,
RB, Yale University:
Series T-1, 4.70%, 7/01/29	1,580	1,696,351
Series X-3, 4.85%, 7/01/37	1,540	1,625,147
		3,321,498
Illinois — 1.5%
Chicago Housing Authority, Refunding RB (AGM),
5.00%, 7/01/24	1,424	1,508,649
Massachusetts — 2.1%
Massachusetts Water Resources Authority, Refunding RB,
General, Series A, 5.00%, 8/01/41	1,980	2,074,545
New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority,
Refunding RB, Dartmouth College, 5.25%, 6/01/39	645	708,674
New York — 3.4%
New York City Municipal Water Finance Authority, RB,
Series FF-2, 5.50%, 6/15/40	510	575,506
New York State Dormitory Authority, ERB, Series F,
5.00%, 3/15/35	2,685	2,804,650
		3,380,156
Tennessee — 1.4%
Shelby County Health Educational & Housing Facilities
Board, Refunding RB, St. Jude’s Children’s Research
Hospital, 5.00%, 7/01/31	1,280	1,339,021
Texas — 2.3%
County of Harris Texas, RB, Senior Lien, Toll Road, Series A,
5.00%, 8/15/38	2,140	2,247,000
Virginia — 2.0%
University of Virginia, Refunding RB, General,
5.00%, 6/01/40	1,790	1,919,417
Washington — 3.5%
Central Puget Sound Regional Transit Authority, RB,
Series A (AGM), 5.00%, 11/01/32	900	949,265
State of Washington, GO, Various Purpose, Series E,
5.00%, 2/01/34	2,400	2,559,744
		3,509,009
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 25.6%		25,137,882
Total Long-Term Investments
(Cost — $143,510,151) — 150.3%		147,349,757

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Schedule of Investments (concluded)

BlackRock Strategic Municipal Trust (BSD)

Short-Term Securities	Shares	Value
FFI Institutional Tax-Exempt Fund, 0.14% (i)(j)	4,045,553	$ 4,045,553
Total Short-Term Securities
(Cost — $4,045,553) — 4.1%		4,045,553
Total Investments (Cost — $147,555,704*) — 154.4%		151,395,310
Other Assets Less Liabilities — 3.2%		3,176,247
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (13.8)%		(13,556,405)
Preferred Shares, at Redemption Value — (43.8)%		(42,977,006)
Net Assets Applicable to Common Shares — 100.0%		$ 98,038,146

* The cost and unrealized appreciation (depreciation) of investments as of October 31,
2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$133,669,983
Gross unrealized appreciation	$ 6,708,299
Gross unrealized depreciation	(2,529,137)
Net unrealized appreciation	$ 4,179,162

(a) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c) Issuer filed for bankruptcy and/or is in default of interest payments.
(d) Non-income producing security.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.
(g) Variable rate security. Rate shown is as of report date.
(h) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial
Statements for details of municipal bonds transferred to tender option bond trusts.
(i) Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:

	Shares Held at		Shares Held at
	April 30,	Net	October 31,
Affiliate	2010	Activity	2010	Income
FFI Institutional
Tax-Exempt Fund	1,940,417	2,105,136	4,045,553	$1,455

(j) Represents the current yield as of report date.

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Trust’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of October 31, 2010 in deter-
mining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term
Investments[1]	—	$147,349,757	—	$147,349,757
Short-Term
Securities	$ 4,045,553	—	—	4,045,553
Total	$ 4,045,553	$147,349,757	—	$151,395,310

1 See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

34 SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Statements of Assets and Liabilities
	BlackRock	BlackRock			BlackRock	BlackRock
	Investment	Long-Term	BlackRock	BlackRock	Pennsylvania	Strategic
	Quality	Municipal	Municipal	Municipal	Strategic	Municipal
	Municipal Trust Inc.	Advantage Trust	2020 Term Trust	Income Trust	Municipal Trust	Trust
October 31, 2010 (Unaudited)	(BKN)	(BTA)	(BKK)	(BFK)	(BPS)	(BSD)
Assets
Investments at value — unaffiliated[1]	$ 381,222,655	$ 241,268,600	$ 461,109,356	$ 938,329,017	$ 47,865,742	$ 147,349,757
Investments at value — affiliated[2]	1,875,347	83,302	17,645,074	2,847,544	1,405,525	4,045,553
Cash	—	—	—	111,591	—	—
Investments sold receivable	5,749,854	495,957	550,000	630,000	254,484	1,474,191
Interest receivable	5,387,646	4,181,024	7,395,877	14,838,330	763,199	2,337,379
Income receivable — affiliated	186	42	205	687	63	92
Prepaid expenses	42,935	35,073	56,404	120,780	4,311	26,073
Other assets	48,624	11,135	37,714	185,758	4,032	7,902
Total assets	394,327,247	246,075,133	486,794,630	957,063,707	50,297,356	155,240,947
Accrued Liabilities
Bank overdraft	—	—	—	—	—	1,057
Investments purchased payable	10,552,507	—	—	—	604,068	—
Income dividends payable — Common Shares	1,429,721	815,216	1,259,730	3,493,193	148,823	528,700
Investment advisory fees payable	113,955	79,605	206,394	486,432	25,108	78,995
Officer’s and Trustees’ fees payable	50,390	13,179	39,946	186,874	5,589	10,509
Administration fees payable	48,864	—	—	—	—	—
Interest expense and fees payable	10,834	319,411	6,238	59,604	3,421	10,240
Other affiliates payable	—	1,505	2,987	5,885	296	952
Other accrued expenses payable	96,169	61,081	78,358	158,500	51,427	49,177
Total accrued liabilities	12,302,440	1,289,997	1,593,653	4,390,488	838,732	679,630
Other Liabilities
Trust certificates[3]	13,137,401	89,265,331	3,750,000	75,182,147	4,124,755	13,546,165
Total Liabilities	25,439,841	90,555,328	5,343,653	79,572,635	4,963,487	14,225,795
Preferred Shares at Redemption Value
$25,000 per share liquidation preference, plus
unpaid dividends[4,5,6]	125,957,626	—	173,861,828	270,891,235	16,325,762	42,977,006
Net Assets Applicable to Common Shareholders	$ 242,929,780	$ 155,519,805	$ 307,589,149	$ 606,599,837	$ 29,008,107	$ 98,038,146
Net Assets Applicable to Common Shareholders Consist of
Paid-in capital[6,7,8]	$ 236,520,203	$ 191,010,106	$ 287,184,576	$ 630,935,634	$ 28,506,203	$ 103,397,951
Undistributed net investment income	4,585,778	2,576,829	13,240,229	11,333,041	668,574	1,698,568
Accumulated net realized loss	(9,965,268)	(34,948,874)	(2,782,947)	(47,146,633)	(1,795,508)	(10,897,979)
Net unrealized appreciation/depreciation	11,789,067	(3,118,256)	9,947,291	11,477,795	1,628,838	3,839,606
Net Assets Applicable to Common Shareholders	$ 242,929,780	$ 155,519,805	$ 307,589,149	$ 606,599,837	$ 29,008,107	$ 98,038,146
Net asset value per Common Share.	$ 14.27	$ 11.64	$ 15.20	$ 13.65	$ 14.33	$ 13.44
[1] Investments at cost — unaffiliated	$ 369,433,588	$ 244,386,856	$ 451,162,065	$ 926,851,222	$ 46,236,904	$ 143,510,151
[2] Investments at cost — affiliated	$ 1,875,347	$ 83,302	$ 17,645,074	$ 2,847,544	$ 1,405,525	$ 4,045,553
[3] Represents short-term floating rate certificates
issued by tender option bond trusts.
[4] Preferred Shares outstanding	5,038	—	6,954	10,835	653	1,719
[5] Preferred Shares authorized	5,862	—	Unlimited	Unlimited	Unlimited	Unlimited
[6] Par value per Preferred and Common Share	$ 0.01	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
[7] Common Shares outstanding	17,020,493	13,364,199	20,236,628	44,442,665	2,024,800	7,292,415
[8] Common Shares authorized	200 Million	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Statements of Operations
	BlackRock	BlackRock			BlackRock	BlackRock
	Investment	Long-Term	BlackRock	BlackRock	Pennsylvania	Strategic
	Quality	Municipal	Municipal	Municipal	Strategic	Municipal
	Municipal Trust Inc.	Advantage Trust	2020 Term Trust	Income Trust	Municipal Trust	Trust
Six Months Ended October 31, 2010 (Unaudited)	(BKN)	(BTA)	(BKK)	(BFK)	(BPS)	(BSD)
Investment Income
Interest	$ 10,131,320	$ 6,107,171	$ 12,327,992	$ 25,868,446	$ 1,194,818	$ 4,047,504
Income — affiliated	5,736	1,470	5,296	12,081	152	1,747
Total income	10,137,056	6,108,641	12,333,288	25,880,527	1,194,970	4,049,251
Expenses
Investment advisory	657,306	762,679	1,196,502	2,822,616	144,643	457,588
Administration	281,703	—	—	—	—	—
Commissions for Preferred Shares	92,665	—	129,138	179,263	13,325	28,148
Accounting services	30,510	12,503	31,728	47,798	7,702	15,741
Professional	28,140	22,784	28,875	44,557	20,973	25,149
Printing	22,316	12,711	30,286	58,607	5,965	11,143
Transfer agent	14,920	5,915	15,613	22,648	13,416	11,885
Custodian	12,601	8,538	14,014	23,593	4,867	6,196
Officer and Trustees	11,673	8,903	17,400	37,701	2,124	4,939
Registration	4,793	4,768	4,609	8,155	629	4,680
Miscellaneous	40,317	24,702	42,049	73,559	6,424	24,256
Total expenses excluding interest expense and fees	1,196,944	863,503	1,510,214	3,318,497	220,068	589,725
Interest expense and fees[1]	46,531	479,472	12,882	281,639	14,796	50,903
Total expenses	1,243,475	1,342,975	1,523,096	3,600,136	234,864	640,628
Less fees waived by advisor	(885)	(305,299)	(964)	(116,921)	(1,749)	(350)
Total expenses after fees waived	1,242,590	1,037,676	1,522,132	3,483,215	233,115	640,278
Net investment income	8,894,466	5,070,965	10,811,156	22,397,312	961,855	3,408,973
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	2,835,865	(121,029)	(1,087,631)	491,738	32,566	(375,142)
Financial futures contracts	(79,167)	(72,294)	—	(458,914)	(21,030)	(71,021)
	2,756,698	(193,323)	(1,087,631)	32,824	11,536	(446,163)
Net change in unrealized appreciation/depreciation
on investments	7,180,888	4,870,995	12,242,570	17,556,730	891,413	3,559,948
Total realized and unrealized gain	9,937,586	4,677,672	11,154,939	17,589,554	902,949	3,113,785
Dividends to Preferred Shareholders From
Net investment income	(261,072)	—	(367,179)	(571,440)	(34,677)	(91,286)
Net Increase in Net Assets Applicable to Common
Shareholders Resulting from Operations	$ 18,570,980	$ 9,748,637	$ 21,598,916	$ 39,415,426	$ 1,830,127	$ 6,431,472
[1] Related to tender option bond trusts.

See Notes to Financial Statements.

36 SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Statements of Changes in Net Assets
	BlackRock Investment Quality		BlackRock Long-Term
	Municipal Trust Inc. (BKN)		Municipal Advantage Trust (BTA)
	Six Months		Six Months
	Ended	Year	Ended	Year
	October 31,	Ended	October 31,	Ended
Increase (Decrease) in Net Assets	2010	April 30,	2010	April 30,
Applicable to Common Shareholders:	(Unaudited)	2010	(Unaudited)	2010
Operations
Net investment income	$ 8,894,466	$ 18,107,138	$ 5,070,965	$ 10,043,253
Net realized gain (loss)	2,756,698	(3,242,493)	(193,323)	(5,654,774)
Net change in unrealized appreciation/depreciation	7,180,888	36,666,543	4,870,995	28,098,398
Dividends to Preferred Shareholders from net investment income	(261,072)	(573,855)	—	—
Net increase in net assets applicable to Common Shareholders resulting from operations	18,570,980	50,957,333	9,748,637	32,486,877
Dividends to Common Shareholders From
Net investment income	(8,571,521)	(16,049,999)	(4,806,594)	(9,208,155)
Capital Share Transactions
Reinvestment of common dividends	459,056	752,867	220,528	—
Net Assets Applicable to Common Shareholders
Total increase in net assets applicable to Common Shareholders	10,458,515	35,660,201	5,162,571	23,278,722
Beginning of period	232,471,265	196,811,064	150,357,234	127,078,512
End of period	$242,929,780	$ 232,471,265	$155,519,805	$ 150,357,234
Undistributed net investment income	$ 4,585,778	$ 4,523,905	$ 2,576,829	$ 2,312,458
	BlackRock Municipal 2020		BlackRock Municipal
	Term Trust (BKK)		Income Trust (BFK)
	Six Months		Six Months
	Ended	Year	Ended	Year
	October 31,	Ended	October 31,	Ended
Increase (Decrease) in Net Assets	2010	April 30,	2010	April 30,
Applicable to Common Shareholders:	(Unaudited)	2010	(Unaudited)	2010
Operations
Net investment income	$ 10,811,156	$ 22,246,419	$ 22,397,312	$ 45,737,048
Net realized gain (loss)	(1,087,631)	658,970	32,824	(2,396,662)
Net change in unrealized appreciation/depreciation	12,242,570	42,967,169	17,556,730	109,819,979
Dividends to Preferred Shareholders from net investment income	(367,179)	(778,339)	(571,440)	(1,235,954)
Net increase in net assets applicable to Common Shareholders resulting from operations	21,598,916	65,094,219	39,415,426	151,924,411
Dividends to Common Shareholders From
Net investment income	(7,558,381)	(15,116,761)	(20,946,438)	(41,349,932)
Capital Share Transactions
Reinvestment of common dividends	—	—	881,257	1,861,576
Net Assets Applicable to Common Shareholders
Total increase in net assets applicable to Common Shareholders	14,040,535	49,977,458	19,350,245	112,436,055
Beginning of period	293,548,614	243,571,156	587,249,592	474,813,537
End of period	$307,589,149	$ 293,548,614	$606,599,837	$ 587,249,592
Undistributed net investment income	$ 13,240,229	$ 10,354,633	$ 11,333,041	$ 10,453,607

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Statements of Changes in Net Assets (concluded)
	BlackRock Pennsylvania		BlackRock Strategic
	Strategic Municipal Trust (BPS)		Municipal Trust (BSD)
	Six Months		Six Months
	Ended	Year	Ended	Year
	October 31,	Ended	October 31,	Ended
Increase (Decrease) in Net Assets	2010	April 30,	2010	April 30,
Applicable to Common Shareholders:	(Unaudited)	2010	(Unaudited)	2010
Operations
Net investment income	$ 961,855	$ 1,860,231	$ 3,408,973	$ 7,023,486
Net realized gain (loss)	11,536	(241,650)	(446,163)	(4,257,032)
Net change in unrealized appreciation/depreciation	891,413	3,925,374	3,559,948	18,437,955
Dividends to Preferred Shareholders from net investment income	(34,677)	(73,835)	(91,286)	(198,039)
Net increase in net assets applicable to Common Shareholders resulting from operations	1,830,127	5,470,120	6,431,472	21,006,370
Dividends to Common Shareholders From
Net investment income	(879,493)	(1,454,867)	(3,171,403)	(6,104,489)
Capital Share Transactions
Reinvestment of common dividends	19,108	—	41,845	14,173
Net Assets Applicable to Common Shareholders
Total increase in net assets applicable to Common Shareholders	969,742	4,015,253	3,301,914	14,916,054
Beginning of period	28,038,365	24,023,112	94,736,232	79,820,178
End of period	$ 29,008,107	$ 28,038,365	$ 98,038,146	$ 94,736,232
Undistributed net investment income	$ 668,574	$ 620,889	$ 1,698,568	$ 1,552,284

See Notes to Financial Statements.

38 SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Statement of Cash Flows	BlackRock Long-Term Municipal Advantage Trust (BTA)
Six Months Ended October 31, 2010 (Unaudited)
Cash Provided by Operating Activities
Net increase in net assets resulting from operations	$ 9,748,637
Adjustments to reconcile net increase in net assets resulting from operations to net cash used for operating activities:
Increase in interest receivable	(13,585)
Increase in other assets	(250)
Increase in investment advisor payable	1,516
Increase in interest expense payable	19,768
Increase in other affiliates payable	63
Decrease in accrued expenses payable	(14,484)
Increase in officers and trustees’ fees payable	649
Net realized and unrealized loss	(4,749,714)
Amortization of premium and accretion of discount on investments	247,231
Proceeds from sales and paydowns of long-term investments	18,333,215
Purchases of long-term investments	(23,218,997)
Net proceeds from sales of short-term securities	1,035,507
Cash provided by operating activities	1,389,556
Cash Used for Financing Activities
Cash receipts from trust certificates	3,185,331
Cash payments from trust certificates	(10,000)
Cash dividends paid to Common Shareholders	(4,564,887)
Cash used for financing activities	(1,389,556)
Cash
Net increase in cash	—
Cash at beginning of period	—
Cash at end of period	—
Cash Flow Information
Cash paid for interest	$ 459,704
Noncash Financing Activities
Capital shares issued in reinvestment of dividends paid to Common Shareholders	$ 220,528
A Statement of Cash Flows is presented when a Trust had a significant amount of borrowing during the period based on the average borrowing outstanding in relation to total assets.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Financial Highlights				BlackRock Investment Quality Municipal Trust Inc. (BKN)
	Six Months		Period
	Ended		November 1,
	October 31,	Year Ended	2008 to
	2010	April 30,	April 30,		Year Ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 13.68	$ 11.63	$ 10.64	$ 14.73	$ 15.79	$ 15.59	$ 15.71
Net investment income	0.52[1]	1.07[1]	0.50[1]	1.08[1]	1.08	1.10	1.14
Net realized and unrealized gain (loss)	0.59	1.96	0.94	(3.97)	(0.79)	0.44	(0.11)
Dividends to Preferred Shareholders from
net investment income	(0.02)	(0.03)	(0.05)	(0.31)	(0.32)	(0.28)	(0.19)
Net increase (decrease) from investment operations	1.09	3.00	1.39	(3.20)	(0.03)	1.26	0.84
Dividends to Common Shareholders from
net investment income	(0.50)	(0.95)	(0.40)	(0.89)	(1.03)	(1.06)	(0.96)
Net asset value, end of period	$ 14.27	$ 13.68	$ 11.63	$ 10.64	$ 14.73	$ 15.79	$ 15.59
Market price, end of period	$ 14.97	$ 14.19	$ 11.35	$ 10.25	$ 16.35	$ 18.97	$ 16.62
Total Investment Return[2]
Based on net asset value	8.11%[3]	26.55%	13.63%[3]	(22.93)%	(0.95)%	7.38%	5.34%
Based on market price	9.33%[3]	34.50%	15.12%[3]	(33.11)%	(8.49)%	21.06%	16.68%
Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses[4]	1.05%[5]	1.10%	1.29%[5]	1.19%	1.08%	1.09%	1.08%
Total expenses after fees waived and before fees
paid indirectly[4]	1.05%[5]	1.10%	1.28%[5]	1.19%	1.07%	1.09%	1.08%
Total expenses after fees waived and paid indirectly[4]	1.05%[5]	1.10%	1.28%[5]	1.17%	1.07%	1.09%	1.08%
Total expenses after fees waived and paid indirectly
and excluding interest expense and fees[4,6]	1.01%[5]	1.06%	1.20%[5]	1.07%	1.07%	1.09%	1.08%
Net investment income[4]	7.50%[5]	8.29%	9.53%[5]	7.84%	7.06%	7.09%	7.21%
Dividends to Preferred Shareholders	0.22%[5]	0.26%	0.87%[5]	2.28%	2.07%	1.81%	1.17%
Net investment income to Common Shareholders	7.28%[5]	8.03%	8.66%[5]	5.56%	4.99%	5.28%	6.04%
Supplemental Data
Net assets applicable to Common Shareholders,
end of period (000)	$ 242,930	$ 232,471	$ 196,811	$ 180,188	$ 247,272	$ 263,878	$ 260,494
Preferred Shares outstanding at $25,000 liquidation
preference, end of period (000)	$ 125,950	$ 125,950	$ 126,950	$ 126,950	$ 146,550	$ 146,550	$ 146,550
Portfolio turnover	22%	43%	26%	26%	17%	82%	77%
Asset coverage per Preferred Share at $25,000 liquidation
preference, end of period	$ 73,221	$ 71,147	$ 63,762	$ 60,495	$ 67,185	$ 70,054	$ 69,465

1 Based on average shares outstanding.
2 Total investment returns based on market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
3 Aggregate total investment return.
4 Do not reflect the effect of dividends to Preferred Shareholders.
5 Annualized.
6 Interest expense and fees related to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

40 SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Financial Highlights			BlackRock Long-Term Municipal Advantage Trust (BTA)
	Six Months		Period			Period
	Ended		November 1,			February 28,
	October 31,	Year Ended	2008 to	Year Ended		2006[1] to
				October 31,
	2010	April 30,	April 30,			October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 11.27	$ 9.52	$ 8.57	$ 13.72	$ 14.89	$ 14.33[2]
Net investment income	0.38[3]	0.75[3]	0.34[3]	0.81[3]	0.70	0.45
Net realized and unrealized gain (loss)	0.35	1.69	0.94	(5.30)	(1.15)	0.62
Net increase (decrease) from investment operations	0.73	2.44	1.28	(4.49)	(0.45)	1.07
Dividends from net investment income	(0.36)	(0.69)	(0.33)	(0.66)	(0.72)	(0.48)
Capital charges with respect to issuance of Common Shares	—	—	—	—	—	(0.03)
Net asset value, end of period	$ 11.64	$ 11.27	$ 9.52	$ 8.57	$ 13.72	$ 14.89
Market price, end of period	$ 11.45	$ 10.77	$ 8.79	$ 8.40	$ 12.14	$ 14.70
Total Investment Return[4]
Based on net asset value	6.61%[5]	26.81%	15.78%[5]	(33.64)%	(2.93)%	7.48%[5]
Based on market price	9.74%[5]	31.25%	9.06%[5]	(26.49)%	(13.00)%	1.40%[5]
Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.76%[6]	1.80%	2.95%[6]	4.00%	4.69%	4.55%[6]
Total expenses after fees waived and before fees paid indirectly	1.36%[6]	1.40%	2.55%[6]	3.60%	4.29%	4.14%[6]
Total expenses after fees waived and paid indirectly	1.36%[6]	1.40%	2.55%[6]	3.60%	4.29%	4.11%[6]
Total expenses after fees waived and paid indirectly and excluding
interest expense and fees[7]	0.73%[6]	0.75%	0.82%[6]	0.83%	0.89%	0.97%[6]
Net investment income	6.65%[6]	7.07%	7.88%[6]	6.56%	4.87%	4.79%[6]
Supplemental Data
Net assets, end of period (000)	$ 155,520	$ 150,357	$ 127,079	$ 114,382	$ 183,161	$ 198,137
Portfolio turnover	10%	30%	15%	16%	39%	20%

1 Commencement of operations.
2 Net asset value, beginning of period, reflects a deduction of $0.675 per sales charge from the initial offering price of $15.00 per share.
3 Based on average shares outstanding.
4 Total investment returns based on market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
5 Aggregate total investment return.
6 Annualized.
7 Interest expense and fees related to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Financial Highlights				BlackRock Municipal 2020 Term Trust (BKK)
	Six Months		Period
	Ended		January 1,
	October 31,	Year Ended	2009 to
	2010	April 30,	April 30,		Year Ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 14.51	$ 12.04	$ 10.55	$ 14.79	$ 15.77	$ 15.28	$ 14.85
Net investment income	0.53[1]	1.10[1]	0.35[1]	1.09[1]	1.12	1.10	1.11
Net realized and unrealized gain (loss)	0.55	2.16	1.41	(4.28)	(0.97)	0.48	0.39
Dividends to Preferred Shareholders from
net investment income	(0.02)	(0.04)	(0.02)	(0.30)	(0.33)	(0.29)	(0.20)
Net increase (decrease) from investment operations	1.06	3.22	1.74	(3.49)	(0.18)	1.29	1.30
Dividends to Common Shareholders from
net investment income	(0.37)	(0.75)	(0.25)	(0.75)	(0.80)	(0.80)	(0.87)
Net asset value, end of period	$ 15.20	$ 14.51	$ 12.04	$ 10.55	$ 14.79	$ 15.77	$ 15.28
Market price, end of period	$ 15.38	$ 14.89	$ 12.70	$ 10.57	$ 13.60	$ 15.77	$ 14.00
Total Investment Return[2]
Based on net asset value	7.35%[3]	26.97%	16.39%[3]	(24.57)%	(1.16)%	8.72%	8.98%
Based on market price	5.85%[3]	23.52%	22.54%[3]	(17.81)%	(9.11)%	18.66%	(1.28)%
Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses[4]	1.01%[5]	1.06%	1.23%[5]	1.12%	1.06%	1.07%	1.09%
Total expenses after fees waived and paid indirectly[4]	1.01%[5]	1.06%	1.23%[5]	1.12%	1.05%	1.07%	1.08%
Total expenses after fees waived and paid indirectly and
excluding interest expense and fees[4,6]	1.00%[5]	1.05%	1.21%[5]	1.10%	1.05%	1.07%	1.08%
Net investment income[4]	7.17%[5]	8.08%	9.28%[5]	8.01%	7.27%	7.09%	7.27%
Dividends to Preferred Shareholders	0.24%[5]	0.28%	0.59%[5]	2.18%	2.14%	1.89%	1.34%
Net investment income to Common Shareholders	6.93%[5]	7.80%	8.69%[5]	5.83%	5.13%	5.20%	5.93%
Supplemental Data
Net assets applicable to Common Shareholders,
end of period (000)	$ 307,589	$ 293,549	$ 243,571	$ 213,472	$ 299,372	$ 319,131	$ 309,146
Preferred Shares outstanding at $25,000 liquidation
preference, end of period (000)	$ 173,850	$ 173,850	$ 173,850	$ 173,850	$ 177,600	$ 177,600	$ 177,600
Portfolio turnover	4%	6%	1%	5%	4%	12%	14%
Asset coverage per Preferred Share at $25,000 liquidation
preference, end of period	$ 69,234	$ 67,215	$ 60,027	$ 55,703	$ 67,154	$ 69,937	$ 68,527

1 Based on average shares outstanding.
2 Total investment returns based on market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
3 Aggregate total investment return.
4 Do not reflect the effect of dividends to Preferred Shareholders.
5 Annualized.
6 Interest expense and fees related to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

42 SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Financial Highlights					BlackRock Municipal Income Trust (BFK)
	Six Months		Period
	Ended		November 1,
	October 31,	Year Ended	2008 to
	2010	April 30,	April 30,		Year Ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 13.23	$ 10.74	$ 10.08	$ 14.55	$ 15.37	$ 14.71	$ 14.26
Net investment income	0.50[1]	1.03[1]	0.52[1]	1.12[1]	1.11	1.14	1.18
Net realized and unrealized gain (loss)	0.40	2.42	0.58	(4.38)	(0.63)	0.78	0.43
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.01)	(0.03)	(0.03)	(0.30)	(0.31)	(0.27)	(0.18)
Net realized gain	—	—	—	—	(0.00)[2]	—	—
Net increase (decrease) from investment operations	0.89	3.42	1.07	(3.56)	0.17	1.65	1.43
Dividends and distributions to Common Shareholders from:
Net investment income	(0.47)	(0.93)	(0.41)	(0.91)	(0.99)	(0.99)	(0.98)
Net realized gain	—	—	—	—	(0.00)[2]	—	—
Total dividends and distributions to Common Shareholders	(0.47)	(0.93)	(0.41)	(0.91)	(0.99)	(0.99)	(0.98)
Net asset value, end of period	$ 13.65	$ 13.23	$ 10.74	$ 10.08	$ 14.55	$ 15.37	$ 14.71
Market price, end of period	$ 14.05	$ 13.44	$ 11.10	$ 8.75	$ 15.92	$ 17.30	$ 15.69
Total Investment Return[3]
Based on net asset value	6.83%[4]	32.75%	11.15%[4]	(25.69)%	0.70%	11.24%	10.21%
Based on market price	8.25%[4]	30.49%	32.34%[4]	(41.05)%	(2.11)%	17.39%	19.31%
Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses[5]	1.21%[6]	1.26%	1.44%[6]	1.38%	1.18%	1.21%	1.22%
Total expenses after fees waived and paid indirectly[5]	1.17%[6]	1.15%	1.26%[6]	1.15%	0.88%	0.83%	0.83%
Total expenses after fees waived and paid indirectly and
excluding interest expense and fees[5,7]	1.08%[6]	1.07%	1.15%[6]	0.98%	0.88%	0.83%	0.83%
Net investment income[5]	7.53%[6]	8.37%	10.48%[6]	8.34%	7.43%	7.65%	7.97%
Dividends to Preferred Shareholders	0.19%[6]	0.23%	0.70%[6]	2.19%	2.04%	1.83%	1.23%
Net investment income to Common Shareholders	7.34%[6]	8.14%	9.78%[6]	6.15%	5.39%	5.82%	6.74%
Supplemental Data
Net assets applicable to Common Shareholders,
end of period (000)	$ 606,600	$ 587,250	$ 474,814	$ 445,289	$ 640,981	$ 674,080	$ 642,047
Preferred Shares outstanding at $25,000 liquidation
preference, end of period (000)	$ 270,875	$ 270,875	$ 293,125	$ 293,125	$ 375,125	$ 375,125	$ 375,125
Portfolio turnover	9%	32%	11%	13%	17%	77%	68%
Asset coverage per Preferred Share at $25,000 liquidation
preference, end of period	$ 80,987	$ 79,201	$ 65,498	$ 62,989	$ 67,727	$ 69,933	$ 67,797

1 Based on average shares outstanding.
2 Amount is less than $(0.01) per share.
3 Total investment returns based on market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
4 Aggregate total investment return.
5 Do not reflect the effect of dividends to Preferred Shareholders.
6 Annualized.
7 Interest expense and fees related to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Financial Highlights				BlackRock Pennsylvania Strategic Municipal Trust (BPS)
	Six Months		Period
	Ended		January 1,
	October 31,	Year Ended	2009 to
	2010	April 30,	April 30,		Year Ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 13.86	$ 11.87	$ 10.77	$ 14.12	$ 15.01	$ 15.27	$ 15.81
Net investment income	0.48[1]	0.92[1]	0.27[1]	0.89[1]	0.99	1.02	0.97
Net realized and unrealized gain (loss)	0.45	1.83	1.03	(3.36)	(0.74)	(0.09)	(0.42)
Dividends to Preferred Shareholders from
net investment income	(0.02)	(0.04)	(0.02)	(0.26)	(0.31)	(0.28)	(0.19)
Net increase (decrease) from investment operations	0.91	2.71	1.28	(2.73)	(0.06)	0.65	0.36
Dividends to Common Shareholders from
net investment income	(0.44)	(0.72)	(0.18)	(0.62)	(0.83)	(0.91)	(0.90)
Net asset value, end of period	$ 14.33	$ 13.86	$ 11.87	$ 10.77	$ 14.12	$ 15.01	$ 15.27
Market price, end of period	$ 14.50	$ 13.88	$ 9.85	$ 8.42	$ 13.55	$ 17.43	$ 15.85
Total Investment Return[2]
Based on net asset value	6.63%[3]	23.80%	12.28%[3]	(19.63)%	(0.82)%	4.09%	2.39%
Based on market price	7.74%[3]	49.41%	19.18%[3]	(34.53)%	(18.04)%	16.45%	7.02%
Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses[4]	1.65%[5]	1.60%	1.63%[5]	1.61%	1.55%	1.51%	1.52%
Total expenses after fees waived and before fees
paid indirectly[4]	1.64%[5]	1.59%	1.61%[5]	1.45%	1.37%	1.28%	1.21%
Total expenses after fees waived and paid indirectly[4]	1.64%[5]	1.59%	1.61%[5]	1.45%	1.35%	1.23%	1.13%
Total expenses after fees waived and paid indirectly
and excluding interest expense and fees[4,6]	1.53%[5]	1.57%	1.61%[5]	1.42%	1.35%	1.23%	1.13%
Net investment income[4]	6.75%[5]	6.94%	7.38%[5]	6.82%	6.82%	6.73%	6.28%
Dividends to Preferred Shareholders	0.24%[5]	0.28%	0.56%[5]	2.17%	2.10%	1.85%	1.22%
Net investment income to Common Shareholders	6.51%[5]	6.66%	6.82%[5]	4.65%	4.72%	4.88%	5.06%
Supplemental Data
Net assets applicable to Common Shareholders,
end of period (000)	$ 29,008	$ 28,038	$ 24,023	$ 21,799	$ 28,560	$ 30,306	$ 30,801
Preferred Shares outstanding at $25,000 liquidation
preference, end of period (000)	$ 16,325	$ 16,325	$ 16,825	$ 16,825	$ 17,500	$ 17,500	$ 17,500
Portfolio turnover	13%	19%	8%	45%	41%	7%	8%
Asset coverage per Preferred Share at $25,000 liquidation
preference, end of period	$ 69,424	$ 67,939	$ 60,696	$ 57,399	$ 65,817	$ 68,305	$ 69,008

1 Based on average shares outstanding.
2 Total investment returns based on market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
3 Aggregate total investment return.
4 Do not reflect the effect of dividends to Preferred Shareholders.
5 Annualized. Certain expenses incurred during the period January 1, 2009 to April 30, 2009 have been included in the ratio but not annualized. If these expenses were annualized, the annualized ratio of total expenses, total expenses after fees waived and before fees paid indirectly, total expenses after fees waived and paid indirectly, total expenses after fees waived and paid indirectly and excluding interest expense and fees, net investment income and net investment income to Common Shareholders would have been 1.91%, 1.89%,
1.89%, 1.89%, 7.09% and 6.53%, respectively.
6 Interest expense and fees related to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

44 SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Financial Highlights					BlackRock Strategic Municipal Trust (BSD)
	Six Months		Period
	Ended		January 1,
	October 31,	Year Ended	2009 to
	2010	April 30,	April 30,		Year Ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 13.00	$ 10.95	$ 9.90	$ 14.27	$ 15.64	$ 15.68	$ 15.70
Net investment income	0.47[1]	0.96[1]	0.32[1]	1.02[1]	1.07	1.07	1.14
Net realized and unrealized gain (loss)	0.42	1.96	1.00	(4.32)	(1.10)	0.28	0.07
Dividends to Preferred Shareholders from
net investment income	(0.01)	(0.03)	(0.02)	(0.26)	(0.32)	(0.29)	(0.20)
Net increase (decrease) from investment operations	0.88	2.89	1.30	(3.56)	(0.35)	1.06	1.01
Dividends to Common Shareholders from
net investment income	(0.44)	(0.84)	(0.25)	(0.81)	(1.02)	(1.10)	(1.03)
Net asset value, end of period	$ 13.44	$ 13.00	$ 10.95	$ 9.90	$ 14.27	$ 15.64	$ 15.68
Market price, end of period	$ 13.47	$ 12.95	$ 10.15	$ 8.19	$ 13.96	$ 18.69	$ 17.14
Total Investment Return[2]
Based on net asset value	6.83%[3]	27.36%	13.44%[3]	(25.70)%	(2.82)%	6.38%	6.67%
Based on market price	7.48%[3]	36.87%	27.11%[3]	(37.17)%	(20.44)%	16.29%	26.08%
Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses[4]	1.33%[5]	1.36%	1.49%[5]	1.54%	1.30%	1.31%	1.29%
Total expenses after fees waived and before fees
paid indirectly[4]	1.33%[5]	1.36%	1.48%[5]	1.45%	1.14%	1.07%	0.98%
Total expenses after fees waived and paid indirectly[4]	1.33%[5]	1.36%	1.48%[5]	1.45%	1.13%	1.04%	0.97%
Total expenses after fees waived and paid indirectly
and excluding interest expense and fees[4,6]	1.23%[5]	1.26%	1.40%[5]	1.23%	1.13%	1.04%	0.97%
Net investment income[4]	7.10%[5]	7.91%	9.48%[5]	8.04%	7.12%	6.89%	7.23%
Dividends to Preferred Shareholders	0.19%[5]	0.22%	0.49%[5]	2.02%	2.12%	1.83%	1.26%
Net investment income to Common Shareholders	6.91%[5]	7.69%	8.99%[5]	6.02%	5.00%	5.06%	5.97%
Supplemental Data
Net assets applicable to Common Shareholders,
end of period (000)	$ 98,038	$ 94,736	$ 79,820	$ 72,188	$ 103,882	$ 113,697	$ 113,684
Preferred Shares outstanding at $25,000 liquidation
preference, end of period (000)	$ 42,975	$ 42,975	$ 47,750	$ 47,750	$ 62,000	$ 62,000	$ 62,000
Portfolio turnover	9%	32%	6%	17%	21%	71%	96%
Asset coverage per Preferred Share at $25,000 liquidation
preference, end of period	$ 82,033	$ 80,113	$ 66,791	$ 62,803	$ 66,904	$ 78,856	$ 70,847

1 Based on average shares outstanding.
2 Total investment returns based on market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
3 Aggregate total investment return.
4 Do not reflect the effect of dividends to Preferred Shareholders.
5 Annualized. Certain expenses incurred during the period January 1, 2009 to April 30, 2009 have been included in the ratio but not annualized. If these expenses were annualized, the annualized ratio of total expenses, total expenses after fees waived and before fees paid indirectly, total expenses after fees waived and paid indirectly, total expenses after fees waived and paid indirectly and excluding interest expense and fees, net investment income and net investment income to Common Shareholders would have been 1.91%, 1.89%,
1.89%, 1.89%, 7.09% and 6.53%, respectively.
6 Interest expense and fees related to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Investment Quality Municipal Trust Inc. (“BKN”) is organized as a Maryland corporation. BlackRock Long-Term Municipal Advantage
Trust (“BTA”), BlackRock Municipal 2020 Term Trust (“BKK”), BlackRock
Municipal Income Trust (“BFK”), BlackRock Pennsylvania Strategic
Municipal Trust (“BPS”) and BlackRock Strategic Municipal Trust (“BSD”)
(collectively, together with BKN, the “Trusts” or individually as the “Trust”)
are organized as Delaware statutory trusts. BKN, BKK, BFK and BSD are registered under the Investment Company Act of 1940, as amended (the
“1940 Act”), as diversified, closed-end management investment compa-
nies. BTA and BPS are registered under the 1940 Act as non-diversified, closed-end management investment companies. The Trusts’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Board of Directors and the Board of
Trustees of the Trusts are referred to throughout this report as the “Board of Trustees” or the “Board”. The Trusts determine and make available for publication the net asset values of their Common Shares on a daily basis.

The following is a summary of significant accounting policies followed by the Trusts:

Valuation: The Trusts fair value their financial instruments at market value using independent dealers or pricing services under policies approved by the Board. Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pric-
ing matrixes, market transactions in comparable investments and informa-
tion with respect to various relationships between investments. Financial futures contracts traded on exchanges are valued at their last sale price.
Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value each business day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value
Assets, the investment advisor and/or the sub-advisor seeks to determine the price that each Trust might reasonably expect to receive from the cur-
rent sale of that asset in an arm’s-length transaction. Fair value determina-
tions shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Forward Commitments and When-Issued Delayed Delivery Securities: The
Trusts may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such trans-
actions normally occurs within a month or more after the purchase or sale commitment is made. The Trusts may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date.
Since the value of securities purchased may fluctuate prior to settlement, the Trusts may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed deliv-
ery basis, the Trusts assume the rights and risks of ownership of the secu-
rity, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Trusts’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions, which is shown on the
Schedules of Investments, if any.

Municipal Bonds Transferred to Tender Option Bond Trusts: The Trusts
leverage their assets through the use of tender option bond trusts (“TOBs”).
A TOB is established by a third party sponsor forming a special purpose entity, into which one or more funds, or an agent on behalf of the funds, transfers municipal bonds. Other funds managed by the investment advisor may also contribute municipal bonds to a TOB into which a Trust has con-
tributed bonds. A TOB typically issues two classes of beneficial interests:
short-term floating rate certificates, which are sold to third party investors, and residual certificates (“TOB Residuals”), which are generally issued to the participating funds that made the transfer. The TOB Residuals held by a
Trust include the right of a Trust (1) to cause the holders of a proportional share of the short-term floating rate certificates to tender their certificates at par, including during instances of a rise in short-term interest rates, and
(2) to transfer, within seven days, a corresponding share of the municipal bonds from the TOB to a Trust. The TOB may also be terminated without the consent of a Trust upon the occurrence of certain events as defined in the
TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors. During the six months ended October 31, 2010, no TOBs have been terminated without the consent of the Trusts.

The cash received by the TOB from the sale of the short-term floating rate certificates, less transaction expenses, is paid to a Trust, which typically invests the cash in additional municipal bonds. Each Trust’s transfer of the municipal bonds to a TOB is accounted for as a secured borrowing, there-
fore the municipal bonds deposited into a TOB are presented in the Trusts’
Schedules of Investments and the proceeds from the issuance of the short-term floating rate certificates are shown as trust certificates in the
Statements of Assets and Liabilities.

Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by the Trusts on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are shown as interest expense and fees in the
Statements of Operations. The short-term floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date.

46 SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Notes to Financial Statements (continued)

At October 31, 2010, the aggregate value of the underlying municipal bonds transferred to TOBs, the related liability for trust certificates and the range of interest rates on the liability for trust certificates were as follows:

Underlying
Municipal
	Bonds	Liability
	Transferred	for Trust	Range of
	to TOBs	Certificates	Interest Rates
BKN	$ 25,987,737	$13,137,401	0.28% – 0.33%
BTA	$137,573,449	$89,265,331	0.27% – 0.48%
BKK	$ 5,598,600	$ 3,750,000	0.33%
BFK	$135,638,189	$75,182,147	0.27% – 0.33%
BPS	$ 8,307,063	$ 4,124,755	0.28% – 0.48%
BSD	$ 25,137,882	$13,546,165	0.27% – 0.33%

For the six months ended October 31, 2010, the Trusts’ average trust certificates outstanding and the daily weighted average interest rate, including fees, were as follows:

		Daily
		Weighted
	Average Trust	Average
	Certificates	Interest
	Outstanding	Rate
BKN	$12,697,841	0.74%
BTA	$88,856,404	1.08%
BKK	$ 3,750,000	0.69%
BFK	$76,037,404	0.74%
BPS	$ 3,442,610	0.86%
BSD	$13,686,884	0.75%

Should short-term interest rates rise, the Trusts’ investments in TOBs may adversely affect the Trusts’ net investment income and dividends to
Common Shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB may adversely affect the Trusts’ net asset values per share.

Zero-Coupon Bonds: The Trusts may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission
(“SEC”) require that the Trusts either deliver collateral or segregate assets in connection with certain investments (e.g., financial futures contracts)
the Trusts will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on their books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segre-
gated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the trans-
actions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis.
Dividend income is recorded on the ex-dividend dates. Interest income,

including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Consent fees are compensation for agreeing to changes in the terms of debt instruments and are included in interest income in the Statements of Operations.

Dividends and Distributions: Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. The amount and timing of dividends and distribu-
tions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Dividends and distributions to Preferred
Shareholders are accrued and determined as described in Note 7.

Income Taxes: It is each Trust’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Trust files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limita-
tions on the Trusts’ US federal tax returns remains open for the year ended April 30, 2010, the period ended April 30, 2009 and the preceding two taxable years of the respective Trust. The statutes of limitations on the
Trusts’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. There are no uncertain tax positions that require recognition of a tax liability.

Deferred Compensation and BlackRock Closed-End Share Equivalent
Investment Plan: Under the deferred compensation plan approved by each
Trust’s Board, non-interested Trustees (“Independent Trustees”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain other BlackRock Closed-End
Funds selected by the Independent Trustees. This has approximately the same economic effect for the Independent Trustees as if the Independent
Trustees had invested the deferred amounts directly in certain other
BlackRock Closed-End Funds.

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each
Trust. Each Trust may, however, elect to invest in common shares of certain other BlackRock Closed-End Funds selected by the Independent Trustees in order to match its deferred compensation obligations. Investments to cover each Trust’s deferred compensation liability, if any, are included in other assets in the Statements of Assets and Liabilities. Dividends and distribu-
tions from the BlackRock Closed-End Fund investments under the plan are included in income — affiliated in the Statements of Operations.

Other: Expenses directly related to a Trust are charged to that Trust. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.
The Trusts have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applica-
ble are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Notes to Financial Statements (continued)

2. Derivative Financial Instruments:

The Trusts engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Trusts and to economically hedge, or protect, their exposure to certain risks such as interest rate risk.
These contracts may be transacted on an exchange.

Losses may arise if the value of the contract decreases due to an unfavor-
able change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. Counterparty risk related to exchange-traded financial futures contracts is minimal because of the protection against defaults provided by the exchange on which these contracts trade.

Financial Futures Contracts: The Trusts purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk).
Financial futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or yield.
Pursuant to the contract, the Trusts agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Trusts as unrealized gains or losses. When the contract is closed, the Trusts record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Derivative Instruments Categorized by Risk Exposure:

The Effect of Derivative Instruments of the Statements of Operations
Six Months Ended October 31, 2010*

Net Realized Loss From

	BKN	BTA	BFK	BPS	BSD
Interest rate
contracts:
Financial
futures
contracts	$ (79,167)	$ (72,294) $(458,914)		$ (21,030)	$ (71,021)

* As of October 31, 2010, there were no financial futures contracts outstanding.

For the six months ended October 31, 2010, the average quarterly balance of outstanding derivative financial instruments was as follows:

	BKN	BTA	BFK	BPS	BSD
Financial futures
contracts:
Average
number of
contracts
sold	33	25	163	7	26
Average
notional
value of
contracts
sold	$4,036,927	$2,951,524 $19,582,846		$846,266 $3,073,366

3. Investment Advisory Agreement and Other Transactions
with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America
Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Trusts for 1940 Act purposes, but BAC and Barclays are not.

Each Trust entered into an Investment Advisory Agreement with BlackRock
Advisors, LLC (the “Manager”), the Trusts’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Trust’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each
Trust. For such services, each Trust pays the Manager a monthly fee at the following annual rates of each Trust’s average weekly net assets as follows:

BKN	0.35%
BTA	1.00%
BKK	0.50%
BFK	0.60%
BPS	0.60%
BSD	0.60%

Average weekly net assets for all of the Trusts, except BTA, is the average weekly value of each Trust’s total assets minus the sum of its accrued liabilities. For BTA, average weekly net assets is the average weekly value of the Trust’s total assets minus the sum of its total liabilities.

The Manager voluntarily agreed to waive a portion of its investment advisory fees or other expenses as a percentage of its average daily net assets as follows:

	Through	Rate
BTA	January 31, 2011	0.40%
	January 31, 2012	0.30%
	January 31, 2013	0.20%
	January 31, 2014	0.10%
BFK	July 31, 2010	0.05%

For the six months October 31, 2010, the Manager waived the following amounts, which are included in fees waived by advisor in the Statements of Operations:

BTA	$305,071
BFK	$115,236

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Trust pays to the Manager indirectly through its investment in affiliated money market funds, however the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid through each Trust’s investment in other affiliated investment companies, if any. These amounts are shown as, or included in, fees waived by advisor in the Statements of Operations.
For the six months ended October 31, 2010, the amounts waived were as follows:

48 SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Notes to Financial Statements (continued)

BKN	$ 885
BTA	$ 228
BKK	$ 964
BFK	$1,685
BPS	$1,749
BSD	$ 350

The Manager entered into a sub-advisory agreement with BlackRock
Financial Management, Inc. (“BFM”), an affiliate of the Manager. The
Manager pays BFM for services it provides, a monthly fee that is a percent-
age of the investment advisory fees paid by each Trust to the Manager.

BKN has an Administration Agreement with the Manager. The administration fee paid to the Manager is computed at an annual rate of 0.15% of the
Trust’s average weekly total assets minus the sum of its accrued liabilities.

For the six months ended October 31, 2010, the Trusts reimbursed the manager for certain accounting services, which are included in accounting services in the Statements of Operatons. The reimbursements were as follows:

BTA	$2,309
BKK	$4,452
BFK	$9,131
BPS	$ 623
BSD	$1,441

Certain officers and/or trustees of the Trusts are officers and/or directors of
BlackRock or its affiliates. The Trusts reimburse the Manager for compensa-
tion paid to the Trusts’ Chief Compliance Officer.

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended October 31, 2010, were as follows:

	Purchases	Sales
BKN	$89,565,657	$ 83,830,344
BTA	$16,987,401	$ 14,826,839
BKK	$20,100,007	$ 32,801,441
BFK	$85,838,944	$ 82,274,204
BPS	$ 6,983,394	$ 5,909,358
BSD	$14,010,060	$ 19,362,857

5. Capital Loss Carryforward:

As of April 30, 2010, the Trusts had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expires April 30,	BKN	BTA	BKK
2013	—	—	$ 264,701
2014	$ 728,359	$ 701,315	—
2015	—	—	524,725
2016	4,566,913	22,052,642	411,992
2017	4,506,796	6,882,935	—
2018	1,174,679	4,821,726	471,188
Total	$10,976,747	$34,458,618	$1,672,606

Expires April 30,	BFK	BPS	BSD
2011	$11,445,922	—	—
2012	15,775,833	—	$ 427,602
2013	—	$ 133,646	1,011,077
2014	4,991,959	—	—
2015	606,017	—	—
2016	10,207,532	127,957	251,883
2017	2,065,704	929,529	4,028,776
2018	2,455,638	586,549	2,381,683
Total	$47,548,605	$1,777,681	$8,101,021

6. Concentration, Market and Credit Risk:

BKN, BTA, BKK, BFK and BPS invest a substantial amount of their assets in issuers located in a single state or limited number of states. Please see the Schedules of Investments for concentration in specific states.

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

In the normal course of business, the Trusts invest in securities and enter into transactions where risks exist due to fluctuations in the market
(market risk) or failure of the issuer of a security to meet all its obligations
(issuer credit risk). The value of securities held by the Trusts may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Trusts; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctua-
tions. Similar to issuer credit risk, the Trusts may be exposed to counter-
party credit risk, or the risk that an entity with which the Trusts have unsettled or open transactions may fail to or be unable to perform on its commitments. The Trusts manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the
Trusts to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Trusts’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Trusts’ Statements of Assets and Liabilities, less any collat-
eral held by the Trusts.

As of October 31, 2010, BKN, BPS and BSD invested a significant portion of its assets in the Health sector. Changes in economic conditions affecting the Health sector would have a greater impact on the Trusts and could affect the value, income and/or liquidity of positions in such securities.

7. Capital Share Transactions:

BKK, BFK, BPS and BSD are authorized to issue an unlimited number of shares, including Preferred Shares, par value $0.001 per share, all of which were initially classified as Common Shares. BKN is authorized to issue 200 million shares including Preferred Shares, all of which were initially classi-
fied as Common Shares, par value $0.01 per share. BTA is authorized to issue an unlimited number of Common Shares, par value $0.001 per share. BTA is also allowed to issue Preferred Shares but has not done so.

SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Notes to Financial Statements (continued)

The Board is authorized, however, to reclassify any unissued shares without approval of Common Shareholders.

Common Shares

At October 31, 2010, the shares owned by an affiliate of the Manager of the Trusts were as follows:

Shares
BTA	9,704
BKK	8,028

For the periods shown, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:

	Six Months	Period
	Ended	Ended
	October 31,	April 30,
	2010	2010
BKN	32,876	58,180
BTA	19,047	—
BFK	65,674	152,317
BPS	1,341	—
BSD	3,154	1,237

Shares issued and outstanding remained constant for BKK for the six months ended October 31, 2010 and the year ended April 30, 2010.

Preferred Shares

The Preferred Shares are redeemable at the option of each Trust, in whole or in part, on any dividend payment date at their liquidation preference per share plus any accumulated and unpaid dividends whether or not declared. The Preferred Shares are also subject to mandatory redemption at their liquidation preference plus any accumulated and unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of a Trust, as set forth in each Trust’s Articles of
Supplementary/Statement of Preference (the “Governing Instrument”) are
not satisfied.

From time to time in the future, each Trust may effect repurchases of its
Preferred Shares at prices below their liquidation preference as agreed upon by the Trust and seller. Each Trust also may redeem its Preferred
Shares from time to time as provided in the applicable Governing
Instrument. Each Trust intends to effect such redemptions and/or repur-
chases to the extent necessary to maintain applicable asset coverage requirements or for such other reasons as the Board may determine.

The holders of Preferred Shares have voting rights equal to the holders of
Common Shares (one vote per share) and will vote together with holders of Common Shares (one vote per share) as a single class. However, the holders of Preferred Shares, voting as a separate class, are also entitled to elect two Trustees for each Trust. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a Trust’s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

BKN, BKK, BFK, BPS and BSD had the following series of Preferred Shares outstanding, effective yields and reset frequency as of October 31, 2010:

				Reset
		Preferred	Effective	Frequency
	Series	Shares	Yield	Days
BKN	T7	2,804	0.44%	7
	T28	2,234	0.44%	28
BKK	M7	2,318	0.44%	7
	W7	2,318	0.43%	7
	F7	2,318	0.44%	7
BFK	M7	2,167	0.44%	7
	T7	2,167	0.44%	7
	W7	2,167	0.43%	7
	R7	2,167	0.43%	7
	F7	2,167	0.44%	7
BPS	W7	653	0.43%	7
BSD	W7	1,719	0.43%	7

Dividends on seven-day and 28-day Preferred Shares are cumulative at a rate which is reset every seven or 28 days, respectively, based on the results of an auction. If the Preferred Shares fail to clear the auction on an auction date, each Trust is required to pay the maximum applicable rate on the Preferred Shares to holders of such shares for successive divi-
dend periods until such time as the shares are successfully auctioned. The maximum applicable rate on all series of Preferred Shares is the higher of
110% of the AA commercial paper rate or 110% of 90% of the Kenny S&P
30-day High Grade Index rate divided by 1.00 minus the marginal tax rate.
The low, high and average dividend rates on the Preferred Shares for each
Trust for the period were as follows:

	Series	Low	High	Average
BKN	T7	0.35%	0.47%	0.42%
	T28	0.35%	0.46%	0.41%
BKK	M7	0.35%	0.49%	0.42%
	W7	0.38%	0.47%	0.43%
	F7	0.35%	0.47%	0.42%
BFK	M7	0.35%	0.49%	0.42%
	T7	0.35%	0.47%	0.45%
	W7	0.38%	0.47%	0.43%
	R7	0.35%	0.47%	0.42%
	F7	0.35%	0.47%	0.42%
BPS	W7	0.38%	0.47%	0.43%
BSD	W7	0.38%	0.47%	0.43%

Since February 13, 2008, the Preferred Shares of the Trusts failed to clear any of their auctions. As a result, the Preferred Shares dividend rates were reset to the maximum applicable rate, which ranged from 0.35% to
0.49% for the six months ended October 31, 2010. A failed auction is not an event of default for the Trusts but it has a negative impact on the liquidity of Preferred Shares. A failed auction occurs when there are more sellers of a Trust’s auction rate preferred shares than buyers. A successful auction for the Trusts’ Preferred Shares may not occur for some time, if ever, and even if liquidity does resume, Preferred Shareholders may not have the ability to sell the Preferred Shares at their liquidation preference.

The Trusts may not declare dividends or make other distributions on
Common Shares or purchase any such shares if, at the time of the declara-
tion, distribution or purchase, asset coverage with respect to the outstand-
ing Preferred Shares is less than 200%.

50 SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Notes to Financial Statements (concluded)

The Trusts pay commissions of 0.25% on the aggregate principal amount of all shares that successfully clear their auctions and 0.15% on the aggregate principal amount of all shares that fail to clear their auctions.
Certain broker dealers have individually agreed to reduce commissions for failed auctions.

During the year ended April 30, 2010, BKN, BFK, BPS and BSD
announced the following redemptions of Preferred Shares at a price of
$25,000 per share plus any accrued and unpaid dividends through the redemption date:

		Redemption	Shares	Aggregate
	Series	Date	Redeemed	Principal
BKN	T7	7/08/09	22	$ 50,000
	T28	7/08/09	18	$ 50,000
BFK	M7	7/14/09	178	$4,450,000
	T7	7/08/09	178	$4,450,000
	W7	7/09/09	178	$4,450,000
	R7	7/10/09	178	$4,450,000
	F7	7/13/09	178	$4,450,000
BPS	W7	7/09/09	20	$ 500,000
BSD	W7	7/09/09	191	$4,775,000

The Trusts financed the Preferred Share redemptions with cash received from TOB transactions.

Preferred Shares issued and outstanding remained constant for the six months ended October 31, 2010.

8. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the
Trusts’ financial statements was completed through the date the financial statements were issued and the following items were noted:

Each Trust paid a net investment income dividend on December 1, 2010 to
Common Shareholders of record on November 15, 2010 as follows:

Common Dividend
Per Share
BKN	$0.08400
BTA	$0.06100
BKK	$0.06225
BFK	$0.07860
BPS	$0.07350
BSD	$0.07250

Each Fund paid a net investment income dividend on December 31, 2010 to Common Shareholders of record on December 15, 2010 as follows:

Common Dividend
Per Share
BKN	$0.08400
BTA	$0.06100
BKK	$0.06225
BFK	$0.08010
BPS	$0.07600
BSD	$0.07400

The dividends declared on Preferred Shares for the period November 1,
2010 to November 30, 2010 were as follows:

		Dividends
	Series	Declared
BKN	T7	$23,765
	T28	$20,096
BKK	M7	$19,671
	W7	$19,834
	F7	$19,671
BFK	M7	$18,390
	T7	$18,453
	W7	$18,434
	R7	$18,503
	F7	$18,390
BPS	W7	$ 5,587
BSD	W7	$14,269

SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

The Board of Directors and the Board of Trustees, as the case may be
(each, a “Board,” and, collectively, the "Boards," and the members of which are referred to as "Board Members") of each of BlackRock
Investment Quality Municipal Trust, Inc. (“BKN”), BlackRock Long-Term
Municipal Advantage Trust (“BTA”), BlackRock Municipal 2020 Term
Trust (“BKK”), BlackRock Municipal Income Trust (“BFK”), BlackRock
Pennsylvania Strategic Municipal Trust (“BPS”) and BlackRock Strategic
Municipal Trust (“BSD,” and together with BKN, BTA, BKK, BFK and BPS, each a “Fund,” and, collectively, the “Funds”) met on April 8, 2010 and
May 13 — 14, 2010 to consider the approval of each Fund’s invest-
ment advisory agreement (collectively, the “Advisory Agreements”) with
BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor.
The Boards also considered the approval of the sub-advisory agreement
(collectively, the “Sub-Advisory Agreements”) between the Manager and
BlackRock Financial Management, Inc. (the “Sub-Advisor”), with respect to each Fund. The Manager and the Sub-Advisor are referred to herein as
“BlackRock.” The Advisory Agreements and the Sub-Advisory Agreements
are referred to herein as the “Agreements.”

Activities and Composition of the Board

The Board of each Fund consists of ten individuals, eight of whom are not
“interested persons” of the Funds as defined in the Investment Company
Act of 1940 (the “1940 Act”) (the “Independent Board Members”). The
Board Members are responsible for the oversight of the operations of each Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chairman of each Board is an Independent Board
Member. Each Board has established five standing committees: an Audit
Committee, a Governance and Nominating Committee, a Compliance
Committee, a Performance Oversight Committee and an Executive
Committee, each of which is composed of Independent Board Members
(except for the Executive Committee, which also has one interested Board
Member) and is chaired by an Independent Board Member. The Board of each of BSD, BKN, BKK, BFK and BPS also has two ad hoc committees, the Joint Product Pricing Committee, which consists of Independent
Board Members and the directors/trustees of the boards of certain other
BlackRock-managed funds, who are not “interested persons” of their respective funds, and the Ad Hoc Committee on Auction Market Preferred
Shares. The Board of BTA has one ad hoc committee, the Joint Product
Pricing Committee.

The Agreements

Pursuant to the 1940 Act, the Boards are required to consider the continu-
ation of the Agreements on an annual basis. In connection with this process, the Boards assessed, among other things, the nature, scope and quality of the services provided to the Funds by the personnel of
BlackRock and its affiliates, including investment management, administra-
tive and shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting applicable legal and regulatory requirements.

From time to time throughout the year, Boards, acting directly and through their committees, considered at each of their meetings factors that are relevant to their annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Funds and their shareholders. Among the matters the Boards considered were:
(a) investment performance for one-, three- and five-year periods, as appli-
cable, against peer funds, and applicable benchmarks, if any, as well as senior management's and portfolio managers’ analysis of the reasons for any over performance or underperformance against a Fund’s peers and/or benchmark, as applicable; (b) fees, including advisory, administration for
BKN, and other amounts paid to BlackRock and its affiliates by each Fund for services such as call center and fund accounting; (c) each Fund’s oper-
ating expenses; (d) the resources devoted to and compliance reports relat-
ing to each Fund’s investment objective, policies and restrictions; (e) each
Fund’s compliance with its Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment manage-
ment services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls; (h) BlackRock’s implementation of the proxy voting policies approved by the Boards; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valu-
ation and liquidity procedures; (k) an analysis of contractual and actual management fees for products with similar investment objectives across the open-end fund, closed-end fund and institutional account product channels, as applicable; and (l) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 8, 2010 meeting, the Boards requested and each received materials specifically relating to the
Agreements. The Boards are engaged in a process with BlackRock to peri-
odically review the nature and scope of the information provided to better assist their deliberations. The materials provided in connection with the
April meeting included (a) information independently compiled and pre-
pared by Lipper, Inc. (“Lipper”) on Fund fees and expenses, and the invest-
ment performance of each Fund as compared with a peer group of funds as determined by Lipper, and in the case of BKN, BTA, BFK and BSD, a customized peer group selected by BlackRock (collectively, “Peers”); (b)
information on the profitability of the Agreements to BlackRock and a dis-
cussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional clients and open-end funds, under similar investment mandates; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by each Fund to BlackRock and (f) if applicable, a comparison of manage-
ment fees to similar BlackRock closed-end funds, as classified by Lipper.

At an in-person meeting held on April 8, 2010, the Boards reviewed materi-
als relating to their consideration of the Agreements. As a result of the dis-
cussions that occurred during the April 8, 2010 meeting, the Boards presented BlackRock with questions and requests for additional informa-
tion and BlackRock responded to these requests with additional written information in advance of the May 13 — 14, 2010 Board meeting.

52 SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

At an in-person meeting held on May 13 — 14, 2010, each Board, includ-
ing its Independent Board Members, unanimously approved the continua-
tion of the Advisory Agreement between the Manager and its respective
Fund and the Sub-Advisory Agreement between the Manager and the Sub-
Advisor with respect to its respective Fund, each for a one-year term end-
ing June 30, 2011. In approving the continuation of the Agreements, the
Boards considered: (a) the nature, extent and quality of the services pro-
vided by BlackRock; (b) the investment performance of each Fund and
BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with each
Fund; (d) economies of scale; and (e) other factors deemed relevant by the Board Members.

The Boards also considered other matters they deemed important to the approval process, such as services related to the valuation and pricing of each Fund’s portfolio holdings, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with each Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Boards’ review. The Boards noted the willingness of BlackRock personnel to engage in open, candid discussions with the Boards. The Boards did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The
Boards, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the invest-
ment advisory services and the resulting performance of each Fund.
Throughout the year, the Boards compared each Fund’s performance to the performance of a comparable group of closed-end funds, and the perform-
ance of a relevant benchmark, if any. The Boards met with BlackRock’s sen-
ior management personnel responsible for investment operations, including the senior investment officers. The Boards also reviewed the materials pro-
vided by each Fund’s portfolio management team discussing each Fund’s performance and each Fund’s investment objective, strategies and outlook.

The Boards considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and each Fund’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock's credit analysis capabilities, BlackRock's risk analysis capabilities and
BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Boards also reviewed a general description of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent.

In addition to advisory services, the Boards considered the quality of the administrative and non-investment advisory services provided to each
Fund. BlackRock and its affiliates and significant shareholders provide each Fund with certain administrative and other services (in addition to any such services provided to each Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In addition to investment advisory services, BlackRock and its affiliates pro-
vide each Fund with other services, including (i) preparing disclosure docu-
ments, such as the prospectus and the statement of additional information in connection with the initial public offering and periodic shareholder reports; (ii) preparing communications with analysts to support secondary market trading of each Fund; (iii) assisting with daily accounting and pric-
ing; (iv) preparing periodic filings with regulators and stock exchanges;

(v) overseeing and coordinating the activities of other service providers;
(vi) organizing Board meetings and preparing the materials for such Board meetings; (vii) providing legal and compliance support; and (viii) perform-
ing other administrative functions necessary for the operation of each
Fund, such as tax reporting, fulfilling regulatory filing requirements, and call center services. The Boards reviewed the structure and duties of
BlackRock’s fund administration, accounting, legal and compliance depart-
ments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Funds and BlackRock: The Boards,
including the Independent Board Members, also reviewed and considered the performance history of each Fund. In preparation for the April 8, 2010 meeting, the Boards were provided with reports, independently prepared by
Lipper, which included a comprehensive analysis of each Fund’s perform-
ance. The Boards also reviewed a narrative and statistical analysis of the
Lipper data that was prepared by BlackRock, which analyzed various fac-
tors that affect Lipper’s rankings. In connection with their reviews, the
Boards received and reviewed information regarding the investment per-
formance of each Fund as compared to a representative group of similar funds as determined by Lipper and to all funds in each Fund’s applicable
Lipper category, and in the case of BKN, BTA, BFK and BSD, a customized peer group selected by BlackRock. The Boards were provided with a description of the methodology used by Lipper to select peer funds. The
Boards regularly review the performance of each Fund throughout the year.

The Boards of BKN, BFK and BSD noted that, in general, BKN, BFK and
BSD performed better than their respective Peers in that each Fund's per-
formance was at or above the median of its Customized Lipper Peer Group
Composite in each of the one-, three- and five-year periods reported.

The Board of BPS noted that, in general, BPS performed better than its Peers in that BPS’s performance was at or above the median of its
Lipper Performance Composite in each of the one-, three- and five-year periods reported.

The Board of BKK noted that BKK performed below the median of its
Lipper Performance Composite in the one- and three-year periods reported, but that BKK performed better than or equal to the median of its Lipper
Performance Composite in the five-year period reported. The Board of BKK and BlackRock reviewed the reasons for BKK’s underperformance during the one- and three-year periods compared with its Peers. The Board of BKK was informed that, among other things, BKK has a targeted maturity, and as such is managed to achieve the specific maturity goal.

The Board of BTA noted that BTA performed below the median of its
Customized Lipper Peer Group Composite in the three-year and since-

SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

inception periods reported, but that BTA performed better than or equal to the median of its Customized Lipper Peer Group Composite in the one-year period reported. The Board of BTA and BlackRock reviewed the reasons for
BTA’s underperformance during the three-year and since-inception periods compared with its Peers. The Board of BTA was informed that, among other things, BTA’s emphasis on longer dated, lower quality bonds coupled with a leverage structure that relied on highly levered TOBs proved disadvanta-
geous in an environment where the yield curve steepened, credit spreads widened and leverage was forced to unwind.

The Board of BTA and BlackRock discussed BlackRock’s strategy for improving BTA’s performance and BlackRock’s commitment to providing the resources necessary to assist BTA’s portfolio managers and to improve
BTA's performance.

The Boards noted that BlackRock has made changes to the organization of the overall fixed income group management structure designed to result in a strengthened leadership team with clearer accountability.

C. Consideration of the Advisory Fees and the Cost of the Services
and Profits to be Realized by BlackRock and its Affiliates from their
Relationship with the Funds: The Boards, including the Independent Board
Members, reviewed each Fund’s contractual advisory fee rate compared with the other funds in its Lipper category. The Boards also compared each Fund’s total expenses, as well as actual management fees, to those of other funds in its Lipper category. The Boards considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Boards received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided each Fund. The Boards were also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Boards reviewed BlackRock’s prof-
itability with respect to each Fund and other funds the Boards currently oversee for the year ended December 31, 2009 compared to available aggregate profitability data provided for the year ended December 31,
2008. The Boards reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Boards reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allo-
cating costs among various advisory products. The Boards recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Boards noted that, in general, individual fund or product line profitabil-
ity of other advisors is not publicly available. Nevertheless, to the extent such information was available, the Boards considered BlackRock’s overall operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising closed-
end funds, among other product types. That data indicates that operating margins for BlackRock with respect to its registered funds are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Boards considered, among other things, cer-
tain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. That third party data indi-
cates that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Boards considered the cost of the services provided to each Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of each Fund and the other funds advised by BlackRock and its affiliates. As part of their analysis, the Boards reviewed BlackRock’s methodology in allocating its costs to the manage-
ment of each Fund. The Boards also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Boards.

The Boards of BKN, BKK, BPS and BSD noted that each of their respective
Funds’ contractual management fee rate was lower than or equal to the median contractual management fee rate paid by the Fund's Peers, in each case, before taking into account any expense reimbursements or fee waivers.

The Board of BFK noted that BFK’s contractual management fee rate was above the median contractual management fee rate paid by BFK’s Peers, in each case, before taking into account any expense reimbursements or fee waivers. The Board of BFK also noted, however, that BFK’s contractual man-
agement fee rate was reasonable relative to the median contractual man-
agement fee rate paid by BFK’s peers.

The Board of BTA noted that BTA’s contractual management fee rate was above the median contractual management fee rate paid by BTA’s Peers, in each case, before taking into account any expense reimbursements or fee waivers. The Board of BTA also noted, however, that BTA’s actual manage-
ment fee rate, after giving effect to any expense reimbursements or fee waivers by BlackRock, was lower than or equal to the median actual man-
agement fee rate paid by BTA’s Peers, after giving effect to any expense reimbursements or fee waivers.

D. Economies of Scale: The Boards, including the Independent Board
Members, considered the extent to which economies of scale might be realized as the assets of each Fund increase. The Boards also considered the extent to which each Fund benefits from such economies and whether there should be changes in the advisory fee rate or structure in order to enable each Fund to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of each Fund.

The Boards noted that most closed-end fund complexes do not have fund level breakpoints because closed-end funds generally do not experience substantial growth after the initial public offering and each fund is man-
aged independently consistent with its own investment objectives. The
Boards noted that only one closed-end fund in the Fund Complex has

54 SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (concluded)

breakpoints in its fee structure. Information provided by Lipper also revealed that only one closed-end fund complex with total closed-end fund nets assets exceeding $10 billion, as of December 31, 2009, used a complex level breakpoint structure.

E. Other Factors Deemed Relevant by the Board Members: The Boards,
including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from their respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios, an increase in
BlackRock’s profile in the investment advisory community, and the engage-
ment of BlackRock’s affiliates and significant shareholders as service providers to the Funds, including for administrative and distribution serv-
ices. The Boards also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.
The Boards also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain mutual fund transactions to assist in managing all or a number of its other client accounts. The Boards further noted that BlackRock completed the acquisi-
tion of a complex of exchange-traded funds (“ETFs”) on December 1,
2009, and that BlackRock’s funds may invest in such ETFs without any off-
set against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreements, the Boards also received information regarding BlackRock’s brokerage and soft dollar prac-
tices. The Boards received reports from BlackRock which included informa-
tion on brokerage commissions and trade execution practices throughout the year.

The Boards noted the competitive nature of the closed-end fund market-
place, and that shareholders are able to sell their respective Fund shares in the secondary market if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

Each Board, including its Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and its respective Fund for a one-year term ending June 30, 2011 and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to its respective Fund, for a one-year term ending June 30,
2011. As part of its approval, each Board considered the discussions of
BlackRock’s fee structure, as it applies to its respective Fund, being con-
ducted by the ad hoc Joint Product Pricing Committee. Based upon its evaluation of all of the aforementioned factors in their totality, each Board, including its Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of its respective Fund and its shareholders. In arriving at a decision to approve the Agreements, none of the Boards identified any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this deter-
mination. The contractual fee arrangements for each Fund reflect the results of several years of review by the Board Members and predecessor
Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Officers and Trustees

Richard E. Cavanagh, Chairman of the Board and Trustee
Karen P. Robards, Vice Chair of the Board, Chair of the Audit Committee
and Trustee
Richard S. Davis, Trustee
Frank J. Fabozzi, Trustee and Member of the Audit Committee
Kathleen F. Feldstein, Trustee
James T. Flynn, Trustee and Member of the Audit Committee
Henry Gabbay, Trustee
Jerold B. Harris, Trustee

R. Glenn Hubbard, Trustee
W. Carl Kester, Trustee and Member of the Audit Committee

Anne Ackerley, President and Chief Executive Officer
Brendan Kyne, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer
Howard Surloff, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Financial Management, Inc.
New York, NY 10022

Custodian
State Street Bank and Trust Company
Boston, MA 02111

Transfer Agent
Common Shares:
Computershare Trust Company, N.A.
Providence, RI 02940

Auction Agent
Preferred Shares:
The Bank of New York Mellon
New York, NY 10286

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
New York, NY 10036

Address of the Trusts
100 Bellevue Parkway
Wilmington, DE 19809

56 SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Additional Information

Proxy Results

The Annual Meeting of Shareholders was held on September 2, 2010 for shareholders of record on July 6, 2010, to elect trustee nominees for each Trust.
There were no broker non-votes with regard to any non-routine matter for any of the Trusts.

Below are the results with respect to each nominee, who will continue to serve as Trustee for each of the Trusts:
	Richard E. Cavanagh			Kathleen F. Feldstein				Henry Gabbay			Jerrold B. Harris
		Votes			Votes			Votes			Votes
	Votes For	Withheld	Abstain	Votes For	Withheld	Abstain	Votes For	Withheld	Abstain	Votes For	Withheld	Abstain
BKN	15,451,334	303,107	0	15,443,225	311,216	0	15,427,293	327,148	0	15,416,348	338,093	0
BTA	10,631,790	471,565	0	10,611,700	491,655	0	10,630,254	473,101	0	10,611,700	491,655	0
BKK	19,001,550	520,242	0	18,964,093	557,699	0	18,965,132	556,660	0	18,982,276	539,516	0
BFK	39,079,825	1,060,092	0	39,032,612	1,107,305	0	39,070,296	1,069,621	0	39,076,298	1,063,619	0
BPS	1,860,659	45,742	0	1,857,007	49,394	0	1,862,790	43,611	0	1,863,190	43,211	0
BSD	6,071,847	318,339	0	6,056,618	333,568	0	6,076,276	313,910	0	6,062,986	327,200	0

For the Trusts listed above, Trustees whose term of office continued after the Annual Meeting of Shareholders because they were not up for election are Richard S. Davis, Frank J.
Fabozzi, James T. Flynn, R. Glenn Hubbard, W. Carl Kester and Karen P. Robards.

Dividend Policy

The Trusts’ dividend policy is to distribute all or a portion of their net invest-
ment income to its shareholders on a monthly basis. In order to provide shareholders with a more stable level of dividend distributions, the Trusts may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particularmonth pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Trusts for any particular month may be more or less than the amount of net investment income earned by the Trusts during such month.
The Trusts’ current accumulated but undistributed net investment income, if any, is disclosed in the Statements of Assets and Liabilities, which com-
prises part of the financial information included in this report.

General Information

On July 29, 2010, the Manager announced that a derivative complaint had been filed by shareholders of BSD and BFK in the Supreme Court of the State of New York, New York County on July 27, 2010. The complaint names the Manager, BlackRock, Inc. and certain of the trustees, officers and portfolio managers of BSD and BFK (collectively, the “Defendants”)
as defendants. The complaint alleges, among other things, that the
Defendants breached fiduciary duties owed to BSD and BFK and each of their Common Shareholders by redeeming Preferred Shares at their liquidation preference. The complaint seeks unspecified damages for losses purportedly suffered by BSD and BFK as a result of the prior redemptions and injuctive relief preventing BSD and BFK from redeeming Preferred
Shares at their liquidation preference in the future. The Defendants believe that the claims asserted in the complaint are without merit and intend to vigorously defend themselves in the litigation.

Electronic Delivery

Electronic copies of most financial reports are available on the Trusts’ web-
sites or shareholders can sign up for e-mail notifications of quarterly state-
ments, annual and semi-annual reports by enrolling in the Trusts’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Additional Information (concluded)

General Information (concluded)

Householding

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us other-
wise. If you do not want the mailing of these documents to be combined with those for other members of your household, please
call (800) 441-7762.

Availability of Quarterly Portfolio Schedule of Investments

Each Trust files its complete schedule of portfolio holdings with the
Securities and Exchange Commission (“SEC”) for the first and third quar-
ters of each fiscal year on Form N-Q. The Trusts’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information
on the operation of the Public Reference Room may be obtained by calling
(800) SEC-0330. Each Trust’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to portfolio securities is avail-
able (1) without charge, upon request, by calling (800) 441-7762;
(2) at http://www.blackrock.com; and (3) on the SEC’s website at
http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Trusts voted proxies relating to securities held in the Trusts’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge
(1) at http://www.blackrock.com or by calling (800) 441-7762 and
(2) on the SEC’s website at http://www.sec.gov.

Availability of Trust Updates

BlackRock will update performance and certain other data for the Trusts on a monthly basis on its website in the “Closed-end Funds” section of
http://www.blackrock.com. Investors and others are advised to periodically check the website for updated performance information and the release of other material information about the Trusts.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and for-
mer fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applica-
tions, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including pro-
cedures relating to the proper storage and disposal of such information.

58 SEMI-ANNUAL REPORT

OCTOBER 31, 2010

This report is transmitted to shareholders only. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Certain Trusts have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares and the risk that fluctuations in the short-term dividend rates of the Preferred Shares, currently set at the maximum reset rate as a result of failed auctions, may reduce the Common Shares’ yield.

Statements and other information herein are as dated and are subject to change.

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable to this semi-annual report

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable to
this semi-annual report

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – On October 25, 2010, the Board of
Trustees of the Fund amended and restated in its entirety the bylaws of the Fund (the
"Amended and Restated Bylaws"). The Amended and Restated Bylaws were deemed effective as of October 28, 2010 and set forth, among other things, the processes and procedures that shareholders of the Fund must follow, and specifies additional information that shareholders of the Fund must provide, when proposing trustee nominations at any annual meeting or special meeting in lieu of an annual meeting or other business to be considered at an annual meeting or special meeting.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The BlackRock Pennsylvania Strategic Municipal Trust

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
The BlackRock Pennsylvania Strategic Municipal Trust

Date: December 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
The BlackRock Pennsylvania Strategic Municipal Trust

Date: December 22, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
The BlackRock Pennsylvania Strategic Municipal Trust

Date: December 22, 2010